As filed with the Securities and Exchange Commission on April 29, 2011
Registration No. 2-80805
SEC File No. 811-3615
===============================================================
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 40   [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 44

Madison Mosaic Equity Trust
(Exact Name of Registrant as Specified in Charter)

550 Science Drive
Madison, Wisconsin  53711

Registrant's Telephone Number:  (800) 368-3195

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Mosaic Equity Trust
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[   ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2011 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

May 1, 2011

Madison Mosaic
Equity Trust

Investors Fund (Ticker Symbol: MINVX)
Mid-Cap Fund (Ticker Symbol: GTSGX)
Disciplined Equity Fund (Ticker Symbol: MADEX)
Balanced Fund (Ticker Symbol: BHBFX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Data: Investors Fund	1
Investment Objectives/Goals	1
Fees and Expenses	1
Portfolio Turnover	1
Principal Investment Strategies	1
Principal Risks	1
Risk/Return Bar Chart and Performance Table	2
Management	3
Purchase and Sale of Fund Shares	3
Tax Information	3
Payments to Broker-Dealers and Other Financial Intermediaries	3
Summary Data: Mid-Cap Fund	3
Investment Objectives/Goals	3
Fees and Expenses	3
Portfolio Turnover	3
Principal Investment Strategies	4
Principal Risks	4
Risk/Return Bar Chart and Performance Table	4
Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Summary Data: Disciplined Equity Fund	6
Investment Objectives/Goals	6
Fees and Expenses	6
Portfolio Turnover	6
Principal Investment Strategies	6
Principal Risks	7
Risk/Return Bar Chart and Performance Table	7
Management	8
Purchase and Sale of Fund Shares	8
Tax Information	8
Payments to Broker-Dealers and Other Financial Intermediaries	8
Summary Data: Balanced Fund	8
Investment Objectives/Goals	8
Fees and Expenses	8
Portfolio Turnover	9
Principal Investment Strategies	9
Principal Risks	9
Risk/Return Bar Chart and Performance Table	10
Management	10
Purchase and Sale of Fund Shares	11
Tax Information	11
Payments to Broker-Dealers and Other Financial Intermediaries	11
Investment Objectives	11
Implementation of Investment Objectives	11
All Funds	11
Fund-Specific Strategies	12
Risks	13
All Funds	13
Fund-Specific Risks	14
Portfolio Holdings	14
Management	14
Investment Adviser	14
Compensation	15
Marketing/Distribution Arrangements	15
Pricing of Fund Shares	16
Shareholder Information	16
Purchase and Redemption Procedures	16
Dividends and Distributions	16
Frequent Purchases and Redemptions of Fund Shares	17
Taxes	18
Federal Taxes	18
State and Local Taxes	18
Taxability of Transactions	18
Certification of Tax Identification Number	19
Financial Highlights	19
Privacy Notice	23

SUMMARY DATA: INVESTORS FUND

Investment Objectives/Goals

The investment objective of the Investors Fund is to seek long-term growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Investors Fund.

Shareholder Fees:

(fees paid directly from your investment)

Maximum sales charge (load)	None
Redemption fee	None
Exchange fee	None

Annual Fund Operating Expenses:

(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.75%
Distribution (12b-1) fees	None
Other expenses	0.35%
Total annual fund operating expenses	1.10%
Less: Fee waivers and/or expense reimbursements	(0.11%)
Net expenses1	0.99%
1Effective February 6, 2009, the Fund’s total annual fund operating expenses were capped at 0.99%. This fee cap will expire on April 30, 2012, unless renewed.

Example:

This example is intended to help you compare the cost of investing in the Investors Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Investors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$339	$597	$1,337

Portfolio Turnover

The Investors Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Investors Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Investors Fund seeks to achieve its investment objective by investing primarily in the common stock of established high-quality, growth companies. The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts). To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than "hot" stocks or "trendy" growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls "GARP" or "growth at a reasonable price." By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets. The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Principal Risks

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Madison Mosaic Equity Trust  1

Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks. Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Risk/Return Bar Chart and

Performance Table

The bar chart and table below demonstrate the variability of the Investors Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period. This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index. Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Investors Fund Calendar Year Returns
Highest/lowest quarterly results during the period shown in the bar chart were:

Highest: 20.90% (quarter ended 6-30-09)
Lowest: -23.86% (quarter ended 12-31-08)

Investors Fund Average Annual Total Returns (for the period ended December 31, 2010)
	One Year	Five Years	Ten Years
Return before taxes	10.44%	2.73%	2.06%
Return after taxes on distributions	10.35%	1.95%	1.44%
Return after taxes on distributions and sale of fund shares	6.91%	2.28%	1.68%
S&P 500¨ Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

2  Prospectus • May 1, 2011

Management

Investment Adviser. The investment adviser to the Investors Fund is Madison Investment Advisors, LLC ("Madison").

Portfolio Managers. Jay Sekelsky (Executive Director and Chief Investment Officer) and Dave Halford (Vice President) co-manage the Investors Fund. Mr. Sekelsky has served in this capacity since February 1990 and Mr. Halford has served in this capacity since May 2010.

Purchase and Sale of Fund Shares

Purchase minimums

To establish an account:
$1,000 for a regular account
$500 for an IRA account
$100 for an Education Savings Account with automatic monthly investments of at least $100

To add to an account:
$50 for all account types

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and will also generally be considered taxable income at the state and local level as well.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund’s investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

SUMMARY DATA: MID-CAP FUND

Investment Objectives/Goals

The investment objective of the Mid-Cap Fund is to seek long-term growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.

Shareholder Fees:

(fees paid directly from your investment)

Maximum sales charge (load)	None
Redemption fee	None
Exchange fee	None

Annual Fund Operating Expenses:

(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.75%
Distribution (12b-1) fees	None
Other expenses	0.50%
Total annual fund operating expenses	1.25%

Example:

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

Portfolio Turnover

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher

Madison Mosaic Equity Trust  3

taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Mid-Cap Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the common stock of mid-sized companies. For this purpose, a "mid-sized company" is one with a market capitalization similar to those companies in the Russell Midcap¨ Index. The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts). To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than "hot" stocks or "trendy" growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls "GARP" or "growth at a reasonable price." By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets. The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Principal Risks

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Mid Cap Company Risk. The smaller companies held by the Fund may have greater market risk than stocks of more established companies.

Growth and Value Risks. Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Risk/Return Bar Chart and

Performance Table

The bar chart and table below demonstrate the variability of the Mid-Cap Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period. This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index. Remember, however, that past performance (before and

4  Prospectus • May 1, 2011

after taxes) does not necessarily indicate how the Fund will perform in the future.

Mid-Cap Fund Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:

Highest: 16.96% (quarter ended 6-30-09)
Lowest: -21.70% (quarter ended 12-31-08)

Mid-Cap Fund Average Annual Total Returns (for the period ended December 31, 2010)
	One Year	Five Years	Ten Years
Return before taxes	21.15%	3.86%	6.43%
Return after taxes on distributions	21.15%	2.98%	5.56%
Return after taxes on distributions and sale of fund shares	13.75%	3.06%	5.33%
Russell Midcap¨ Index (reflects no deduction for fees, expenses or taxes)	25.48%	4.66%	6.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Management

Investment Adviser. The investment adviser to the Mid-Cap Fund is Madison Investment Advisors, LLC ("Madison").

Portfolio Managers. Rich Eisinger (Managing Director and Vice President) and Matt Hayner (Vice President) co-manage the Mid-Cap Fund. Mr. Eisinger has served in this capacity since January 1998 and Mr. Hayner has served in this capacity since May 2010.

Purchase and Sale of Fund Shares

Purchase minimums

To establish an account:
$1,000 for a regular account
$500 for an IRA account
$100 for an Education Savings Account with automatic monthly investments of at least $100

To add to an account:
$50 for all account types

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and will also generally be considered taxable income at the state and local level as well.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund’s investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Madison Mosaic Equity Trust  5

SUMMARY DATA:

DISCIPLINED EQUITY FUND

Investment Objectives/Goals

The investment objective of the Disciplined Equity Fund is to seek long-term growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Disciplined Equity Fund.

Shareholder Fees:

(fees paid directly from your investment)

Maximum sales charge (load)	None
Redemption fee	None
Exchange fee	None

Annual Fund Operating Expenses:

(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.75%
Distribution (12b-1) fees	None
Other expenses1	0.24%
Total annual fund operating expenses	0.99%
Less: Fee waivers and/or expense reimbursements1	(0.03%)
Net expenses	0.96%

1 Under a separate services agreement, the Fund’s investment adviser provides or arranges for the Fund to have all operational support services needed by the Fund for a fee of 0.24% (annualized) for the first $100 million of net assets, and 0.20% (annualized) for net assets in excess of $100 million. For the first $100 million of net assets, the Fund’s investment adviser has contractually agreed to waive "other expenses" from 0.24% to 0.21% (annualized) until at least April 30, 2012.

Example:

This example is intended to help you compare the cost of investing in the Disciplined Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Disciplined Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$312	$544	$1,212

Portfolio Turnover

The Disciplined Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Disciplined Equity Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Disciplined Equity Fund seeks to achieve its investment objective by diversifying its investments among common stocks in all equity market economic sectors, investing at least 80% of its assets in such securities. The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts). To the extent invested in common stocks, the Fund generally invests in 50-65 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than "hot" stocks or "trendy" growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls "GARP" or "growth at a reasonable price." By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets. The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

6  Prospectus • May 1, 2011

Principal Risks

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Increased Trading Cost Risk. The Fund may engage in short term trading to achieve its investment objective. Accordingly, the Fund may incur increased trading costs than other more passively managed funds.

Growth and Value Risks. Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Risk/Return Bar Chart and

Performance Table

The bar chart and table below demonstrate the variability of the Disciplined Equity Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period. This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index. Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Disciplined Equity Fund Calendar Year Returns
Highest/lowest quarterly results during the period shown in the bar chart were:

Highest: 20.05% (quarter ended 6-30-09)
Lowest: -22.17% (quarter ended 12-31-08)

Disciplined Equity Fund Average Annual Total Returns (for the period ended December 31, 2010)
	One Year	Five Years	Ten Years
Return before taxes	9.58%	4.01%	2.13%
Return after taxes on distributions	9.45%	3.21%	1.54%
Return after taxes on distributions and sale of fund shares	6.39%	3.21%	1.61%
S&P 500¨ Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold

Madison Mosaic Equity Trust  7

their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Management

Investment Adviser. The investment adviser to the Disciplined Equity Fund is Madison Investment Advisors, LLC ("Madison").

Portfolio Managers. Jay Sekelsky (Executive Director and Chief Investment Officer) and Marian Quade (Vice President) co-manage the Disciplined Equity Fund. Mr. Sekelsky has served in this capacity since May 2004 (and has been involved in the management of the Fund since May 2000) and Ms. Quade has served in this capacity since May 2010.

Purchase and Sale of Fund Shares

Purchase minimums

To establish an account:
$1,000 for a regular account
$500 for an IRA account
$100 for an Education Savings Account with automatic monthly investments of at least $100

To add to an account:
$50 for all account types

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and will also generally be considered taxable income at the state and local level as well.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund’s investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

SUMMARY DATA: BALANCED FUND

Investment Objectives/Goals

The investment objective of the Balanced Fund is to seek to produce current income while providing an opportunity for capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.

Shareholder Fees:

(fees paid directly from your investment)

Maximum sales charge (load)	None
Redemption fee	None
Exchange fee	None

Annual Fund Operating Expenses:

(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.75%
Distribution (12b-1) fees	None
Other expenses	0.49%
Total annual fund operating expenses	1.24%

Example:

This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

8  Prospectus • May 1, 2011

example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

Portfolio Turnover

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Balanced Fund seeks to achieve its investment objective by investing in a combination of common stocks and investment grade bonds. Its stock component—which never exceeds 70% of its assets— will consist primarily of the common stock of established high-quality, growth companies. The rest of the Fund (generally, 30% to 50% of net assets) is invested in investment grade corporate bonds and U.S. government (and government agency) bonds. In general, approximately 30-50% of the Balanced Fund’s total net assets will be invested in debt securities that have an average weighted maturity of less than 10 years. The Fund may also invest up to 25% of its common stock allocation in foreign securities (including American Depository Receipts). To the extent invested in common stocks, the Fund generally invests in only 25-40 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than "hot" stocks or "trendy" growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls "GARP" or "growth at a reasonable price." By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets. The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Principal Risks

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Growth and Value Risks. Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which

Madison Mosaic Equity Trust  9

U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Interest Rate Risk. The Fund always invests in bonds. When interest rates go up, bond prices tend to go down. The value of bonds in the Fund are likely to fall as interest rates rise, causing the Fund’s share price to fall as well. The greater the percentage of the Fund’s investment in bonds, the greater its interest rate risk. You should also understand that the longer the maturity of any bond, the greater the effect will be on its price when interest rates change. The Fund’s average maturity will normally be 10 years or less.

Call Risk. Bonds held by the Balanced Fund are subject to call risk. If a bond issuer "calls" a bond (pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. The Fund may also experience a loss if the bond is called at a lower price than what it paid.

Risk/Return Bar Chart and

Performance Table

The bar chart and table below demonstrate the variability of the Balanced Fund’s returns by showing changes in the Fund’s performance from year to year over a 10-year period. This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index. Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Balanced Fund Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:

Highest: 14.19% (quarter ended 6-30-09)
Lowest: -12.69% (quarter ended 12-31-08)

Balanced Fund Average Annual Total Returns (for the period ended December 31, 2010)
	One Year	Five Years	Ten Years
Return before taxes	8.02%	4.33%	3.32%
Return after taxes on distributions	7.81%	3.54%	2.50%
Return after taxes on distributions and sale of fund shares	5.42%	3.50%	2.56%
S&P 500¨ Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Management

Investment Adviser. The investment adviser to the Investors Fund is Madison Investment Advisors, LLC ("Madison").

Portfolio Managers. Jay Sekelsky (Executive Director and Chief Investment Officer) and Paul Lefurgey (Managing Director) co-manage the Fund. Mr. Sekelsky has served in this capacity since February 1990 and Mr. Lefurgey has served in this capacity since May 2010.

10  Prospectus • May 1, 2011

Purchase and Sale of Fund Shares

Purchase minimums
To establish an account:
$1,000 for a regular account
$500 for an IRA account
$100 for an Education Savings Account with automatic monthly investments of at least $100

To add to an account:
$50 for all account types

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and will also generally be considered taxable income at the state and local level as well.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund’s investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES

Through this prospectus, Madison Mosaic Equity Trust (the "Trust") offers four portfolios for investment: the Investors Fund, the Mid-Cap Fund, the Disciplined Equity Fund and the Balanced Fund (each, a "Fund" and collectively, the "Funds").

The Investors, Mid-Cap, and Disciplined Equity Funds share a common objective: to seeks long-term growth.

The Balanced Fund seeks to produce current income while providing an opportunity for capital appreciation.

The Funds’ Board of Trustees may change any Fund’s investment objective without shareholder approval. However, you will receive prior written notice of any material change. There is no assurance that a Fund’s investment objective will be achieved.

IMPLEMENTATION OF

INVESTMENT OBJECTIVES

All Funds

How Does Madison Select Stocks for the Funds? Madison follows a rigorous three-step process when evaluating companies. Namely, Madison considers (1) the business model, (2) the management team and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for a sustainable, competitive advantage, cash flow that is both predictable and growing, as well as a rock-solid balance sheet. When assessing management, Madison looks to see how they have allocated capital in the past, their track record for enhancing shareholder value and the nature of their accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Madison corroborates this valuation work with additional valuation methodologies. Often, Madison finds companies that clear the first or second hurdle, but not the third. Those companies are monitored for inclusion at a later date when the valuation is more appropriate.

Madison’s goal is to acquire companies when they are at the low end of their historical valuations. By avoiding overpriced securities, Madison attempts to avoid the most volatile and risky segments of the market. Instead, Madison will invest in the stocks of issuers that Madison believes have a blend of both value and growth potential: what Madison calls "GARP" for "growth at a reasonable price." By pursuing this strategy, Madison’s intent is that Fund shareholders will participate in market appreciation

Madison Mosaic Equity Trust  11

during bull markets, while being protected during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Why Does Madison Sell Stocks in the Funds? Madison sells stocks for a number of reasons, including: (1) the valuation target Madison has set for stock has been achieved; (2) the fundamental business prospects for the company have materially changed; or (3) Madison finds a more attractive alternative.

How Many Stocks will the Funds Hold? Madison wants each stock in a Fund to represent a meaningful commitment. Therefore, to the extent invested in common stocks, each Fund (other than the Disciplined Equity Fund) generally invests in only 25-40 companies at any given time. Madison believes this offers the benefits of diversification, yet focuses the Funds enough to allow for superior performance. It also reflects Madison’s belief that your money should be in Madison’s top investment ideas and that focusing on Madison’s best investment ideas is the best way to achieve each Fund’s investment objective.

The Disciplined Equity Fund’s investment objective generally results in it owning a greater number of companies – 50 to 65 – at any given time.

Do the Funds Hold Much Cash? In order to meet day-to-day shareholder transaction requirements, each Fund will hold a certain amount of uninvested cash. Madison will normally invest this cash overnight in a repurchase agreement. Repurchase agreements involve the sale of securities to a Fund by a financial institution or securities dealer, simultaneous with an agreement by that seller to repurchase the securities at the same price, plus interest, at a later date. Each Fund will limit the parties with which it will engage in repurchase agreements to those financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines adopted by the Trust’s Board of Trustees.

Can a Fund Adopt a Temporary Defensive Strategy? If Madison determines that it would be appropriate to adopt a temporary defensive investment position by reducing exposure in the equity markets, up to 100% of any Fund could be invested in short-term, fixed-income investments. To the extent a Fund invests a substantial amount in such short-term securities (i.e., more than it would under normal market conditions), the Fund may not achieve its stated investment objective.

Fund-Specific Strategies

Investors Fund. The Investors Fund principally invests in the common stocks of established, growth companies. The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts). Under normal market conditions, the Fund will be at least 65% invested in common stocks.

Mid-Cap Fund. Under normal market conditions, the Mid-Cap Fund invests at least 80% of its net assets in the common stocks of mid-cap companies at time of purchase. Madison will provide shareholders at least 60 days’ notice before this policy can change. Although a universal definition of "mid-cap companies" does not exist, Madison generally defines mid-cap companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap¨ Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered as mid-cap for purposes of the 80% policy. The size of the companies in the Russell Midcap¨ Index changes with market conditions and the composition of the index. Madison will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside this range. The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).

Disciplined Equity Fund. Stocks held by the Disciplined Equity Fund will change based on Madison’s assessment of the optimal allocation of stocks among all market economic sectors consistent with the GARP strategy discussed above. The Fund will generally follow the economic sector diversity found in the U.S. equity markets, but may deviate from that based on Madison’s assessment of the fundamental outlook and attractiveness of companies in each market economic sector. Stocks selected will represent primarily well-

12  Prospectus • May 1, 2011

established companies that have a demonstrated pattern of consistent growth. To a lesser extent, the Fund may invest in less established companies that may offer more rapid growth potential. Companies selected will generally reflect the diversity of the market as a whole and, as a result, the Fund will generally hold more companies than those held in the other Funds described in this prospectus. Under normal market conditions, the Fund will be at least 80% invested in common stocks. The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).

Balanced Fund. The equity component of the Balanced Fund invests in the common stocks of established, growth companies. The percentage of the Fund’s assets that may be invested at any particular time in equities and bonds will depend on Madison’s judgment regarding general market risk. The Fund will not invest more than 70% in equity securities (stocks) and it will maintain at least 25% of its assets in fixed income senior securities (bonds), not including any convertible securities. Through appreciation, the total market value of the Fund’s stock holdings may grow beyond 70% of its total net assets. If this happens, Madison will take necessary actions to reduce total stocks to less than 70% of total net assets within 60 days. To determine the balance between stocks and bonds, Madison monitors many factors affecting the market outlook, including economic and monetary trends, market momentum, institutional psychology and historical similarities to current conditions. Madison carefully reviews the equity market’s relationship to the bond market and interest rate trends.

To achieve income, the Fund invests in corporate debt securities and U.S. Government bonds (and direct obligations of U.S. Government agencies and instrumentalities). Eligible corporate debt securities must be accorded one of the four highest quality ratings by Standard & Poor’s or Moody’s ("investment grade") or, if unrated, judged by Madison to be of comparable quality. Bonds rated A, AA, or AAA by Standard & Poor’s indicate strong to high capacity of the company to pay interest and repay principal. However, the fourth highest rating, BBB, indicates adequate capacity to pay interest and repay principal but suggests that adverse economic conditions may weaken the company’s ability to meet these obligations. Therefore, bonds rated BBB are more speculative and reflect a higher level of risk.

RISKS

All Funds

Market Risks. Each Fund’s holdings will be subject to the economic, business and market risks associated with common stock investing. As a result, your investment in any Fund, when redeemed, may be worth more or less than the price you originally paid for it. While each Fund is a diversified mutual fund, Madison intends to limit the common stock portion of each portfolio (other than the Disciplined Equity Fund) to 25-40 companies, with each company representing no more than 5% of the portfolio at cost. While more diversified, the number of securities in the Disciplined Equity Fund’s portfolio is also relatively low at 50-65 companies. As a result, any Fund’s daily net asset value may be more volatile than a fund with greater portfolio diversification.

Capital Gain Realization Risks to Taxpaying Shareholders. Another consequence of having a relatively low number of securities in Fund portfolios is that they may be susceptible to capital gain realization. For example, each year, if a Fund is successful in achieving its investment objective, it will likely sell securities that have reached Madison’s valuation targets for them. If a Fund sells, say, 15 stocks a year for this reason, that could represent about half of the Fund’s portfolio. As a result, the potential capital gains the Fund would be required to distribute may be higher than a fund that sells the same 15 stocks out of a portfolio of, say 100 stocks. Of course, this is not a concern for tax-exempt shareholders such as retirement plans or IRAs. In addition, in the event a Fund experiences more redemptions than sales in any year, Madison may be required to sell securities out of the Fund’s portfolio holdings in order to raise cash to meet these redemptions. Such sales may cause capital gains to be realized for tax purposes. Any such gains must be distributed among the remaining shareholders.

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks

Madison Mosaic Equity Trust  13

resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Fund-Specific Risks

Mid-Cap Fund. The Mid-Cap Fund invests in comparably smaller companies and may invest in new companies or in the securities of companies in emerging industries. As a result, the Fund may involve an above-average level of market risk and should be only one part of an overall balanced investment program.

Balanced Fund. Because of its investments in bonds, an investment in the Balanced Fund carries interest rate risk in that as interest rates rise, the value of the bonds in the Fund will generally fall. The greater the percentage of the Fund’s investment in bonds, the greater its interest rate risk. While bond investing is often referred to as "fixed-income" investing, prices of the underlying bonds fluctuate on a daily basis. Mere investment in government or corporate bonds provides no assurance that you can be protected from certain risks in bond investing (including increasing price fluctuation as bond maturities become longer). Madison may buy "callable bonds" for the Fund, which are bonds that the issuer can redeem before maturity. An issuer may want to redeem (call) a bond after interest rates have gone down. If an issuer calls a bond the Fund owns, the Fund could have to reinvest the proceeds at a lower interest rate. Also, if the price the Fund paid for the bond was higher than the call price, the effect is the same as if the Fund sold the bond at a loss.

PORTFOLIO HOLDINGS

Portfolio holdings information is available on the Funds’ website at www.mosaicfunds.com. In addition, a complete description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the Funds’ SAI. Please see the back cover of this prospectus for information about the SAI.

MANAGEMENT

Investment Adviser

The investment adviser to the Funds is Madison Investment Advisors, LLC ("Madison"), located at 550 Science Drive, Madison, Wisconsin 53711. Madison is an indirect subsidiary of Madison Investment Holdings, Inc. ("MIH"). As of December 31, 2010, MIH, which was founded in 1974, and its subsidiary organizations, including Madison, managed approximately $15 billion in assets, including open-end mutual funds, closed-end mutual funds, separately managed accounts and wrap accounts. Madison is responsible for the day-to-day administration of the Funds’ activities.

Investment decisions regarding the Funds can be influenced in various manners by a number of individuals. Generally, all management decisions are the primary responsibility of Madison’s investment policy committee. The investment policy committee is made up of the top officers and managers of Madison.

Day-to-day decisions regarding the selection of individual securities and other management functions for the Funds are primarily the responsibilities of the following portfolio managers:

•Investors Fund. Jay Sekelsky and Dave Halford co-manage the Investors Fund. Mr. Sekelsky is an Executive Director and the Chief Investment Officer of Madison. He joined Madison in 1990, and has earned both the Certified Public Accountant ("CPA") and Certified Financial Advisor ("CFA") designations. Mr. Halford is a Vice President of Madison, having joined the firm in 2000. Like Mr. Sekelsky, he holds both the CPA and CFA designations.

•Mid-Cap Fund. Rich Eisinger and Matt Hayner co-manage the Mid-Cap Fund. Mr. Eisinger is a Managing Director of Madison and is the lead equity manager for the firm’s mid-cap equity strategies. He joined Madison in 1997 and holds both an MBA and a law degree. Mr. Hayner is a Vice President of Madison, having joined the firm in 2002. Mr. Hayner holds the CFA designation.

14  Prospectus • May 1, 2011

•Balanced Fund. Jay Sekelsky and Paul Lefurgey co-manage the Balanced Fund. Mr. Sekelsky’s biography is set forth above. Mr. Lefurgey has served as a Managing Director since joining the firm in 2005, and is currently the head of fixed income investing at Madison. Prior to joining the firm, he was a Vice President for MEMBERS Capital Advisors, Inc. Mr. Lefurgey holds the CFA designation.

•Disciplined Equity Fund. Jay Sekelsky and Marian Quade co-manage the Disciplined Equity Fund. Mr. Sekelsky’s biography is set forth above. Ms. Quade is a Vice President of Madison, having joined the firm in 2009. She has more than 30 years of investment experience with 22 of those as a portfolio manager, and specializes in personalized portfolio management for Madison’s high net worth relationships. Prior to joining Madison, Ms. Quade served in a similar capacity for Thompson Investment Management and, prior to that, was Head of Equities for U.S. Bank.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Compensation

Investment Advisory Fee. Madison receives a fee for its services under an investment advisory agreement with the Funds. The annual fee is 0.75% of the average daily net assets of each Fund, except that for the Investors Fund, this fee is reduced to 0.60% for net assets above $100 million. This fee is deducted automatically from all accounts and is reflected in the daily share price of each Fund. A discussion regarding the basis for approval of the Funds’ investment advisory agreement with Madison is contained in the Funds’ annual report to shareholders for the fiscal year ended December 31, 2010.

Other Expenses. Under a separate services agreement with the Funds, Madison provides or arranges for the Funds to have all other operational and support services needed by the Funds, for which Madison receives a fee calculated as a percentage of the average daily net assets of each Fund, as follows:

Fund	Service Fee
Investors Fund	0.35%
Mid-Cap Fund	0.50%1
Disciplined Equity Fund	0.24%2
Balanced Fund	0.50%

1  This fee reduces to 0.47% on assets in excess of $150 million.
2 This fee reduces to 0.20% on assets in excess of $100 million. In addition, as noted below, until at least April 30, 2012, Madison has agreed to waive 0.03% of this fee on the first $100 million of assets.

Because of this services arrangement with Madison, Madison is responsible for paying all of the Funds’ fees and expenses, other than (i) investment advisory fees (discussed above), (ii) fees related to the Funds’ portfolio holdings (such as brokerage commissions, interest on loans, etc.), (iii) acquired fund fees, if any, and (iv) extraordinary or non-recurring fees (such as fees and costs relating to any temporary line of credit the Funds maintain for emergency or extraordinary purposes).

Fee Waivers. Effective February 6, 2009, Madison has contractually agreed to limit total fund operating expenses for the Investors Fund to no more than 0.99% of the daily net assets of the Fund. This agreement expires on April 30, 2012 and there is no guarantee that it will be extended beyond that date or that if it is extended, that the same fee cap will remain in place. In addition, effective February 17, 2011, Madison has contractually agreed to waive a portion of the service fee payable to it from the Disciplined Equity Fund. Specifically, the fee payable on the first $100 million of Fund assets is reduced by 0.03% (annualized) so that the total service fee payable at this asset level is 0.21% (annualized). This fee waiver will remain in place until at least April 30, 2012, after which it may be terminated by Madison.

Marketing/Distribution Arrangements

Madison may incur certain costs or expenses that are paid solely by Madison and are not charged to shareholders or to the Funds relating to distribution of the Funds. Regardless of payments Madison makes for distribution (or to third parties in order for the Funds to be available to potential shareholders through a variety of institutions or so-called "distribution channels"), Madison’s belief is that shareholders should invest in the

Madison Mosaic Equity Trust  15

Funds based solely on the merits of the Funds. Madison’s intention in expanding the distribution channels for the Funds is to make them available to all investors for which they are suitable investment choices. Qualifying dealers through which Fund shares are made available incur marketing support expenses in connection with including the Funds in their trading platforms. In light of this, Madison may share with authorized distributors certain marketing expenses or pay for the opportunity to distribute the Funds, sponsor informational meetings or seminars, support for marketing materials or business building programs. Madison and/or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, distributors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payment arrangements will not change the price you pay for shares of Funds or the amount that Madison or any Fund receives on behalf of any investor. Payments Madison makes to distributors may provide incentives for them to make shares of the Funds available to their customers and may allow the Funds greater access to their customers than would be the case if no payments were paid. You may wish to consider whether such arrangements exist when evaluating any recommendations from your financial advisor to purchase or sell Fund shares.

PRICING OF FUND SHARES

The price of each Fund’s shares is based on the net asset value ("NAV") per share. NAV per share equals the total daily value of a Fund’s assets, minus its liabilities, divided by the total number of shares. NAV is calculated at the close of the New York Stock Exchange (typically 3:00 p.m., Central Time) each day it is open for trading. The New York Stock Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you purchase or redeem shares, your transaction will be priced based on the next calculation of NAV after your order is placed. This may be higher, lower or the same as the NAV from the previous day.

Madison uses the market value of the securities in each Fund to calculate NAV. Madison obtains the market value from one or more established pricing services. The Funds maintain a pricing committee to review market value of portfolio securities to determine whether or not prices obtained from the pricing services are fair. In accordance with policies approved by the Board of Trustees of the Funds, the pricing committee may determine that the "fair value" of a particular security is different than the market value provided by the pricing service. Although this would be an unusual occurrence for the types of securities held by the Funds, this may occur, for example, due to events or information not known to the pricing service or due to events occurring in other parts of the world. In using fair value pricing, the Funds’ goal is to prevent share transactions from occurring at a price that is unrealistically high or low based on information known but not reflected in the "market" price of portfolio securities calculated at the close of the New York Stock Exchange.

SHAREHOLDER INFORMATION

Purchase and Redemption Procedures

Information regarding how to purchase and sell shares in any Madison Mosaic Fund (including the Funds) is provided in a separate brochure entitled, "Madison Mosaic’s Guide to Doing Business," which is incorporated by reference into this prospectus.

Dividends and Distributions

For the Investors, Mid-Cap, and Disciplined Equity Funds, each Funds’ net income, if any, is declared as dividends and distributed to shareholders annually, usually at the end of the calendar year, and any net realized capital gains will also be paid to shareholders at least annually as capital gains distributions.

For the Balanced Fund, dividends are distributed quarterly and capital gains, if any, are distributed annually.

Distributions are paid in the form of additional shares credited to your account, unless you elect in writing to receive dividend checks or payments by electronic funds

16  Prospectus • May 1, 2011

transfer. Please refer to "Madison Mosaic’s Guide to Doing Business" for more information about distribution options.

Frequent Purchases and Redemptions of Fund Shares

General Rule. Madison Mosaic Funds discourage investors from using the Funds to frequently trade or otherwise attempt to "time" the market. As a result, the Funds reserve the right to reject a purchase or exchange request for any reason.

Market Timing. It is the policy of Madison Mosaic Funds to block shareholders or potential shareholders from engaging in harmful trading behavior, as described below, in any Madison Mosaic Fund (including the Funds). To accomplish this, the Funds reserve the right to reject a purchase or exchange request for any reason, without notice. This policy does not affect a shareholder’s right to redeem an account.

In addition, the Funds have written agreements in place with intermediaries who hold Fund shares on behalf of others (e.g., brokers, banks and plan administrators) which give the Funds the authority to identify third parties who invest in the Funds through such intermediaries so that the Funds can prevent them from engaging in harmful frequent trading and market-timing activity as described below.

Identifiable Harmful Frequent Trading and Market-Timing Activity. Madison Mosaic Funds defines harmful trading activity as that activity having a negative effect on portfolio management or Fund expenses. For example, a Fund subject to frequent trading or "market-timing" must maintain a large cash balance in order to permit the frequent purchases and redemptions caused by market-timing activity. Cash balances must be over and above the "normal" cash requirements the Fund keeps to handle redemption requests from long-term shareholders, to buy and sell portfolio securities, etc. By forcing a Fund’s portfolio manager to keep greater cash balances to accommodate market timing, the Fund may be unable to invest its assets in accordance with the Fund’s investment objectives. Alternatively, harmful trading activity may require frequent purchase and sale of portfolio securities to satisfy cash requirements. To the extent market-timing activity of this sort requires the affected Fund to continually purchase and sell securities, the Fund’s transaction costs will increase in the form of brokerage commissions and custody fees. Finally, frequent trading activity results in a greater burden on the affected Fund’s transfer agent, increasing transfer agent expenses and, if not actually raising Fund expenses, at least preventing them from being lowered.

For all of the above reasons, the Funds monitor cash flows and transfer agent activity in order to identify harmful activity. Furthermore, when approached by firms or individuals who request access for market timing activities, the Funds decline such requests; when trades are attempted without such courtesy, the Funds make every effort to block them and prohibit any future investments from the source of such trades. The Funds do not define market-timing by the frequency or amount of trades during any particular time period. Rather, the Funds seek to prevent market-timing of any type that harms the Funds in the manner described above.

The Funds do not currently impose additional fees on market timing activity, nor do they restrict the number of exchanges shareholders can make, although the right to do so is reserved upon notice in the future. The Funds do not specifically define the frequency of trading that will be considered "market timing" because the goal is to prevent any harm to long-term investors that is caused by any out-of-the-ordinary trading or account activity. As a result, when the Funds identify any shareholder activity that causes or is expected to cause the negative results described above, the Funds will block the shareholder from making future investments. In effect, the Funds allow harmful market-timers to leave Madison Mosaic Funds and shut the doors to their return.

The Funds use their discretion to determine whether transaction activity is harmful based on the criteria described above. Except as described below, the Funds do not distinguish between shareholders that invest directly with a Fund or shareholders that invest with Madison Mosaic Funds through a broker (either directly or through an intermediary account), an investment adviser or other third party as long as the account is engaging in harmful activity as described above.

Madison Mosaic Equity Trust  17

Other Risks Associated with Market Timing. Moving money in and out of Funds on short notice is a strategy employed by certain investors who hope to reap profits from short-term market fluctuation. This is not illegal, but is discouraged by many funds since it can complicate fund management and, if successfully employed, have a negative impact on performance. In particular, a successful "market-timer" could, over time, dilute the value of fund shares held by long-term investors by essentially "siphoning off" cash by frequently buying fund shares at an NAV lower than the NAV at which the same shares are redeemed. Nevertheless, the success of any market-timer is not considered by Madison Mosaic Funds. Rather, the Funds will block ALL identifiable harmful frequent trading and market-timing activity described above regardless of whether the market-timer is successful or unsuccessful. In any event, investors in any of the Madison Mosaic Funds should be aware that dilution caused by successful market timing by some shareholders is a risk borne by the remaining shareholders.

Exceptions or Other Arrangements. It is possible that a Fund will not detect certain frequent trading or market timing activity in small amounts that, because of the relatively small size of such activity, is subsumed by the normal day-to-day cash flow of the Fund (see the section above entitled "Other Risks Associated with Market Timing"). However, the Funds believe their procedures are adequate to identify any market timing activity having the harmful effects identified in the section entitled "Identifiable Harmful Frequent Trading and Market-Timing Activity" regardless of the nature of the shareholder or method of investment in Madison Mosaic Funds.

Because the Funds discourage market timing in general, Madison Mosaic Funds does not currently, nor does it intend to, have any arrangements or agreements, formal or informal, to permit any shareholders or potential shareholders to directly or indirectly engage in any type of market-timing activities, harmful or otherwise.

Although the Funds believe reasonable efforts are made to block shareholders that engage in or attempt to engage in harmful trading activities, the Funds cannot guarantee that such efforts will successfully identify and block every shareholder that does or attempts to do this.

TAXES

Federal Taxes

Each Fund will distribute to shareholders 100% of its net income and net capital gains, if any. The capital gains distribution is determined as of October 31st each year and distributed annually.

All dividend and capital gain distributions, if any, will be taxable to you. A portion of the dividends paid from the income of any Fund may be taxed at the long-term capital gains rate (currently, the maximum rate is 15%). Dividends that constitute "qualified dividends" are also taxed at this rate. The Trust will inform shareholders of the nature of each Fund’s dividends (e.g.., ordinary income, short-term capital gains, "qualified dividends" or long-term capital gains) in January each year when the Trust sends you your annual notice of dividends and other distributions paid during the prior year.

Capital gains distributions can be taxed at different rates depending on the length of time the securities were held. Income designated as short-term capital gains are taxed at ordinary income rates, rather than the 15% "qualified dividend" rate. Distributions paid from any Fund’s long-term capital gains and designated as capital gain distributions generally are taxable as long-term capital gains, regardless of the length of time you held your shares.

State and Local Taxes

Similar to the treatment of Fund distributions at the federal level, dividend income and capital gains distributions are generally considered taxable income at the state and local levels.

Taxability of Transactions

Your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of Fund shares for shares in any other Madison Mosaic Fund will have similar tax consequences. It is your responsibility to calculate the cost basis of shares purchased. You must retain all statements received by the Funds to maintain accurate records of your investments.

18  Prospectus • May 1, 2011

Certification of Tax Identification Number

Account applications without a social security number will not be accepted. If you do not provide a valid social security or tax identification number, you may be subject to federal withholding at a rate of 28% of your Fund distributions (including redemption proceeds). Any fine assessed against the Funds that results from your failure to provide a valid social security or tax identification number will be charged to your account.

This section is not intended to be a full discussion of federal, state or local income tax laws and the effect of such laws on you. There may be other tax considerations applicable to a particular investor. You are urged to consult with your own tax advisor. In addition, please see the SAI for more information about taxes.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or since inception of the Fund, if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been derived from financial statements audited by Grant Thornton LLP, whose report dated February 22, 2011, along with the Funds’ financial statements, is included in the annual report which is available upon request

INVESTORS FUND
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$15.07	$11.31	$18.44	$20.57	$18.81
Investment operations:
Net investment income	0.09	0.05	0.08	0.20	0.09
Net realized and unrealized gain (loss) on investments	1.48	3.76	(6.28)	(0.21)	3.02
Total from investment operations	1.57	3.81	(6.20)	(0.01)	3.11
Less distributions:
From net investment income	(0.09)	(0.05)	(0.08)	(0.20)	(0.09)
From net capital gains	–	–	(0.85)	(1.92)	(1.26)
Total distributions	(0.09)	(0.05)	(0.93)	(2.12)	(1.35)
Net asset value, end of year	$16.55	$15.07	$11.31	$18.44	$20.57
Total return (%)	10.44	33.73	(33.40)	(0.18)	16.55
Ratios and supplemental data
Net assets, end of year (in thousands)	$42,882	$39,684	$28,030	$55,991	$176,861
Ratio of expenses to average net assets (%)	0.99	1.00	1.05	0.94	0.95
Ratio of net investment income to average net assets (%)	0.60	0.40	0.47	0.78	0.55
Portfolio turnover (%)	41	74	47	51	52

Madison Mosaic Equity Trust 19

MID-CAP FUND
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$9.55	$7.67	$12.87	$13.04	$11.99
Investment operations:
Net investment income	(0.03)	(0.03)	(0.03)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.05	1.91	(4.71)	1.15	1.98
Total from investment operations	2.02	1.88	(4.74)	1.13	1.96
Less distributions from capital gains	–	–	(0.46)	(1.30)	(0.91)
Net asset value, end of year	$11.57	$9.55	$7.67	$12.87	$13.04
Total return (%)	21.15	24.51	(36.61)	8.62	16.32
Ratios and supplemental data
Net assets, end of year (in thousands)	$159,413	$140,548	$88,964	$146,378	$147,122
Ratio of expenses to average net assets (%)	1.25	1.26	1.26	1.25	1.25
Ratio of net investment income to average net assets (%)	(0.26)	(0.36)	(0.33)	(0.18)	(0.18)
Portfolio turnover (%)	57	63	76	43	47

DISCIPLINED EQUITY FUND
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$11.66	$8.81	$13.78	$14.07	$12.61
Investment operations:
Net investment income	0.07	0.01	0.09	0.06	0.07
Net realized and unrealized gain (loss) on investments	1.05	2.85	(4.80)	1.21	2.05
Total from investment operations	1.12	2.86	(4.71)	1.27	2.12
Less distributions:
From net investment income	(0.07)	(0.01)	(0.09)	(0.06)	(0.07)
From net capital gains	(0.03)	–	(0.17)	(1.50)	(0.59)
Total distributions	(0.10)	(0.01)	(0.26)	(1.56)	(0.66)
Net asset value, end of year	$12.68	$11.66	$8.81	$13.78	$14.07
Total return (%)	9.58	32.50	(34.20)	9.05	16.83
Ratios and supplemental data
Net assets, end of year (in thousands)	$98,981	$41,450	$3,072	$4,499	$4,081
Ratio of expenses to average net assets before fee waiver (%)	1.09	1.06	1.14	1.26	1.27
Ratio of expenses to average net assets after fee waiver (%)	0.99	0.96	1.06	N/A	N/A
Ratio of net investment income to average net assets before fee waiver (%)	0.68	0.49	0.72	0.41	0.54
Ratio of net investment income to average net assets after fee waiver (%)	0.78	0.60	0.80	N/A	N/A
Portfolio turnover (%)	40	62	63	70	54

20  Prospectus • May 1, 2011

BALANCED FUND
	Year Ended December 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of year	$16.39	$13.29	$17.62	$18.39	$17.40
Investment operations:
Net investment income	0.19	0.17	0.25	0.28	0.23
Net realized and unrealized gain (loss) on investments	1.11	3.10	(3.72)	0.13	1.84
Total from investment operations	1.30	3.27	(3.47)	0.41	2.07
Less distributions:
From net investment income	(0.19)	(0.17)	(0.25)	(0.28)	(0.23)
From net capital gains	–	–	(0.61)	(0.90)	(0.85)
Total distributions	(0.19)	(0.17)	(0.86)	(1.18)	(1.08)
Net asset value, end of year	$17.50	$16.39	$13.29	$17.62	$18.39
Total return (%)	8.02	24.82	(19.92)	2.24	11.96
Ratios and supplemental data
Net assets, end of year (in thousands)	$12,256	$12,119	$10,139	$13,800	$16,267
Ratio of expenses to average net assets (%)	1.24	1.25	1.24	1.22	1.22
Ratio of net investment income to average net assets (%)	1.16	1.19	1.49	1.47	1.24
Portfolio turnover (%)	39	57	50	42	35

Madison Mosaic Equity Trust  21

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22  Prospectus • May 1, 2011

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Madison Mosaic Equity Trust has a statement of additional information (“SAI”), which is incorporated by reference into this prospectus, that includes additional information about each Fund.  Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during their last fiscal year. The SAI, the Funds’ annual and semi-annual reports and other information about the Funds are available without charge by calling 1-800-368-3195, or by visiting the Funds’ Internet site at http://www.mosaicfunds.com.  Use the shareholder service number below to make shareholder inquiries.

You may also review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC.  Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

In addition to the SAI, “Madison Mosaic’s Guide to Doing Business,” which provides information on how to purchase and sell shares in any Madison Mosaic Fund, is incorporated by reference into this prospectus.

Transfer Agent

Madison Mosaic Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
www.mosaicfunds.com

Telephone Numbers

Shareholder Service
Toll-free nationwide: (888) 670 3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: (800) 336 3063

SEC File Number 811-03615

Amendment No. 1
Dated November 30, 2010

Madison Mosaic's Guide to Doing Business

The information disclosed in this Guide is part of and incorporated in the prospectus of the Investment Grade Corporate Bond Fund (a series of the Madison Mosaic Income Trust).

February 1, 2010
Madison Mosaic's Guide to Doing Business

The information disclosed in this Guide is part of and incorporated in the prospectuses of the Madison Mosaic Funds (other than the prospectuses for Madison Mosaic Institutional Bond Fund, Madison Mosaic Corporate Income Shares and Madison Institutional Equity Option Fund)

Madison Mosaic Funds®
www.mosaicfunds.com
An Introduction to Madison Mosaic Services

This brochure is your guide to taking advantage of the many transaction choices available to Madison Mosaic Fund shareholders.

If any of the information in this Guide prompts questions, please call us.  Our toll-free nationwide number is 888-670-3600.  Shareholder service representatives are available Monday through Friday, from 8:00 a.m. to 7:00 p.m., Central Time.

Madison Mosaic’s 24-hour automated information line, can be reached at 800-336-3063. You may also visit our website for additional information, including daily share prices: http://www.mosaicfunds.com.

Shareholder Account Transactions	1

How to Open a New Account	2

How To Purchase Additional Shares	4

How To Redeem Shares	5

Distribution Options	8

Redemptions In Kind	8

How To Close an Account	8

Other Fees and Minimum Balance Requirement	8

Retirement Plans and Custodian Fees	9

1

SHAREHOLDER ACCOUNT TRANSACTIONS

Confirmations, Statements and Reports

Daily Transaction Confirmation.  All purchases and redemptions (unless systematic) are confirmed in writing with a transaction confirmation.  Transaction confirmations are mailed promptly after the transaction is posted to your account.  Therefore, you should receive the confirmation in the mail within a few days of your transaction.

Quarterly Statement.  Quarterly statements are mailed at the end of each calendar quarter.  The statements reflect account activity through the most recent quarter.  At the end of the calendar year, the statement will reflect account activity for the entire year.

We strongly recommend that you retain all daily transaction confirmations until you receive your quarterly statements. Likewise, you should keep all of your quarterly statements until you receive your year-end statement showing the activity for the entire year.

Householding Delivery of Shareholder Documents.  In addition to your transaction confirmations and quarterly statements, you will also receive an annual update of the prospectus for your fund and periodic financial statements.  Only one prospectus and one annual and semi-annual report (or similar report or disclosure document) will be sent to family members sharing the same address unless a request is made for multiple mailings.  Sending only one copy of these documents is efficient, saves paper products and reduces the volume of your mail.  To receive multiple copies, call us at 888-670-3600 and we will begin sending you additional copies free of charge within 30 days.

Changes to an Account

To make any changes to an account, we recommend that you call us to discuss the changes to be made and ask about any documentation that you may need to provide.  Though some changes may be made by phone, generally, in order to make any changes to an account, Madison Mosaic Funds will require a written request signed by all of the shareholders and may also require their signatures guaranteed.

Telephone Transactions

Madison Mosaic Funds has a number of telephone transaction options. You can exchange your investment among the funds in the family, request a redemption and obtain account balance information by telephone.  The funds’ transfer agent will employ reasonable security procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for losses due to unauthorized or fraudulent transactions.  These procedures can include, among other things, requiring one or more forms of personal identification prior to acting upon your telephone instructions, providing written confirmations of your transaction and recording all telephone conversations with shareholders.  Certain transactions, including some account registration changes, must be authorized in writing.

Certificates

Certificates will not be issued to represent shares in any Madison Mosaic Fund.

2

HOW TO OPEN A NEW ACCOUNT

Important Information About Procedures for Opening a New Account

In compliance with the USA PATRIOT Act of 2001, the funds’ transfer agent will verify certain information on your account application as part of the Madison Mosaic Funds’ anti-money laundering program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact us at 888-670-3600 if you need additional assistance when completing your application.

If we do not have a reasonable belief of your identity, your account will be rejected or you will not be allowed to perform a transaction in your account until such information is received.  We also reserve the right to close your account within five business days if you do not provide us with required clarifying identity information and/or documentation.

What this means for you:  when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  We may also ask for other identifying documents or information.

Minimum Initial Investment

$1,000 for a regular account
$500 for an IRA account*
$100 for an Education Savings Account with automatic monthly investments of at least $100*
________
*Not available to Madison Mosaic Tax-Free Trust accounts.

Madison Mosaic Funds may waive the minimum initial investment for accounts opened through institutional relationships like “wrap account” programs, etc.

By Check

Open your new account by completing an application and sending it along with a check payable to Madison Mosaic Funds as follows:

Regular Mail:                                                                           Overnight:
Madison Mosaic Funds                                                                           Madison Mosaic Funds
c/o U.S. Bancorp Fund Services, LLC                                                     c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                                                                                                615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                                                                       Milwaukee, WI 53202

Madison Mosaic does not consider the U.S. Postal Service or other independent delivery services to be its agent.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders does not constitute receipt by the transfer agent of the funds.

3

By Wire

Please call us before you wire money (no later than close of New York Stock Exchange; usually 3:00 p.m., Central Time) to ensure proper and timely credit to your account.

If you are making your first investment with Madison Mosaic Funds, we must have a completed account application before you wire funds.  You can mail or overnight deliver your account application to us.  You may also fax the account application by calling us at 888-670-3600 for a fax number.  Upon receipt of your completed account application, we will establish an account for you.  The account number assigned will be required as part of the instruction that you should give to your bank to send the wire.  Your bank must include both the name of the applicable Madison Mosaic Fund you are purchasing and your name so that monies can be correctly applied. Your bank may charge you a fee for sending a wire to us, but we will not charge you a fee for this service.

Your bank should transmit funds by wire to:

U.S. Bank Milwaukee, NA
777 East Wisconsin Avenue
Milwaukee, WI
ABA # 075000022
Credit: U.S. Bancorp Fund Services Acct # 112-952-137
FFC: Madison Mosaic ______________________ [fund name]
(Shareholder name, fund #, and account number)

Wired funds must be received prior to 3:00 p.m. Central Time to be eligible for same day pricing.  Neither Madison Mosaic Funds nor U.S. Bank Milwaukee, N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Exchange

You may open a new account by exchange from an existing account when your new account will have the same registration and tax identification number as the existing account.  Exchanges may only be made into funds that are sold in the shareholder’s state of residence.  A new account application is required only when the account registration or tax identification number will be different from the application for the existing account.

Unacceptable Forms of Investment

All purchases of fund shares by check must be made in U.S. dollars and drawn on U.S. banks.  For the purchase of fund shares, Madison Mosaic Funds does not accept:

•	payment in cash;
•	cashier’s checks in amounts of less than $10,000;

•	third party checks, Treasury checks, credit card “convenience” checks, traveler’s checks, money orders or starter checks; or
•	Post-dated checks, post-dated online bill pay checks or any conditional order or payment.

If your check does not clear, your purchase will be cancelled.  If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by your fund as a result.  Madison Mosaic Funds reserves the right to reject any purchase in whole or in part.

4

HOW TO PURCHASE ADDITIONAL SHARES

Purchase Price

Share prices (net asset values or “NAVs”) are determined each business day at the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time).  Transaction requests received after the close of regular trading will be processed using the next day’s NAV.  The NAV per share is not determined on days the New York Stock Exchange is closed for trading.  Purchases are priced at the next share price determined after the purchase request is received in proper form by Madison Mosaic Funds.

Purchases and Uncollected Funds

Sometimes a shareholder investment check or electronic transfer is returned to Madison Mosaic Funds unpaid.  In other words, we sometimes get checks that bounce.  Madison Mosaic Funds has a procedure to protect you and other shareholders from loss resulting from these items.  We may delay paying the proceeds of any redemption for 12 days or more until we can determine that the check or other deposit item (including purchases by Electronic Funds Transfer or “EFT”) used for purchase of the shares has cleared.  Such deposit items are considered “uncollected” until we determine that they have actually been paid by the bank on which they were drawn.

Purchases made by federal funds wire are considered collected when received and not subject to the 12 day hold.  All purchases earn dividends from the day after the day of credit to a shareholder’s account, even while not collected.

Minimum Subsequent Investment

Subsequent investments may be made for $50 or more.  Madison Mosaic may waive this minimum for accounts associated with institutional relationships like “wrap account” programs, etc.

By Check

Please make your check payable to Madison Mosaic Funds and mail it, along with an investment slip or, if you don’t have one, please write your fund and account number (and the name of the fund) on your check, to:

Regular Mail:                                                                         Overnight:
Madison Mosaic Funds                                                        Madison Mosaic Funds
c/o U.S. Bancorp Fund Services, LLC                                 c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                                                                           615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                                                  Milwaukee, WI 53202

Madison Mosaic does not consider the U.S. Postal Service or other independent delivery services to be its agent.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders does not constitute receipt by the transfer agent of the funds.

By Wire

If you are making a subsequent purchase, your bank should wire funds as indicated below.  To ensure proper and timely credit of a wire, you should notify us at 888-670-3600 before each wire is made.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, please call us.  Your bank may charge you a fee for sending a wire to us, but we will not charge you a fee for this service.

5

Please wire money to:

U.S. Bank Milwaukee, NA
777 East Wisconsin Avenue
Milwaukee, WI
ABA # 075000022
Credit: U.S. Bancorp Fund Services Acct # 112-952-137
FFC: Madison Mosaic ______________________ [fund name]
(Shareholder name, fund #, and account number)

Wired funds must be received prior to 3:00 p.m. Central Time to be eligible for same day pricing.  Neither Madison Mosaic Funds nor U.S. Bank Milwaukee, N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Automatic Investment Plan or "Instant" EFT

You can elect to have a monthly (or less frequent) automatic investment plan.  Madison Mosaic Funds will automatically debit your checking or savings account, on a predetermined basis, to purchase shares in your account.  In order to participate in this plan, your financial institution must be a member of the Automated Clearing House (ACH) network.  Any change or termination of the plan should be submitted to Madison Mosaic Funds at least five days prior to the desired effective date.  The minimum monthly investment for the plan is $100.

You may also make “instant” or “on-demand” purchases by electronic funds transfer through the ACH network by calling Madison Mosaic Funds to place your order.  Orders must be in the amount of $100 or more.  Like the automatic investment plan described above, banking information must be established on your account prior to making a purchase.  If your purchase order is placed prior to 3:00 p.m. Central Time, your shares will be purchased at the net asset value calculated on the day of your purchase order.  Madison Mosaic Funds does not charge for this service.  However, if your order is rejected by your financial institution, a $25 fee will be charged to your account.

HOW TO REDEEM SHARES

Redemption Price

Share prices (net asset values or “NAVs”) are determined each day at the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time).  Transaction requests received after the close of regular trading will be processed using the next day’s NAV.  The NAV per share is not determined on days the New York Stock Exchange is closed for trading.  Redemptions are priced at the next share price determined after the redemption request is received in proper form by Madison Mosaic Funds.

Signature Guarantees

To protect your investments, Madison Mosaic requires signature guarantees for certain redemptions.  A signature guarantee is a certification by a financial institution that knows you and recognizes that your signature on a document is genuine.  A signature guarantee helps Madison Mosaic Funds ensure the identity of the authorized shareholder(s).

If you anticipate the need to redeem large amounts of money, we encourage you to establish pre-authorized bank instructions on your account. You can pre-authorize bank instructions by completing the appropriate section of a

6

new application or by calling us to inquire about any necessary documents.  A signature guarantee may be required to add or change bank instructions on an account.

A signature guarantee is required for any redemption when:

•	the proceeds are to be greater than $50,000;
•	the proceeds are to be delivered to someone other than you, as shareholder of record;

•	the proceeds are to be delivered to an address other than your address of record; or
•	you made any change to your registration or account privileges within the last 15 days.

Redemptions and Uncollected Funds

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your request in good form.  However, in order to prevent possible fraud against any fund, we may delay paying the proceeds of any redemption until we can determine that the check or other deposit item (including purchases by Electronic Funds Transfer) used to purchase shares has cleared.  Such deposit items are considered “uncollected” until Madison Mosaic Funds determines that the bank on which they were drawn has actually paid them.  This may take up to 12 days.  Purchases made with federal funds wire are considered collected when received and not subject to the 12-day hold.

By Telephone or By Mail

Redemption Request.  Upon request by telephone or in writing, we will send a redemption check of up to $50,000 to you, the shareholder, at your address of record only.  A redemption request for more than $50,000 or for proceeds to be sent to anyone or anywhere other than the shareholder at the address of record must be made in writing, signed by all shareholders with their signatures guaranteed.  See section “Signature Guarantees” above.  Redemption requests in proper form received by mail and telephone are normally processed within one business day.

Stop Payment Fee. To stop payment on a check issued by Madison Mosaic Funds, call us at 888-670-3600 immediately.  Normally, Madison Mosaic Funds charges a fee of $25.00, or the cost of stop payment, if greater, for stop payment requests on a check issued by the funds on behalf of a shareholder.  Certain documents may be required before such a request can be processed.

By Wire

Procedures.  With one business day’s notice, we can send funds by wire transfer to the bank and account designated on the account application or by subsequent written authorization.  If you anticipate the need to redeem large amounts of money, we encourage you to establish pre-authorized bank wire instructions on your account. You can pre-authorize bank wire instructions by completing the appropriate section of a new application or by calling us to inquire about any necessary documents.  A signature guarantee may be required to add or change bank wire instruction on an account. See “Signature Guarantees” above for more information.

Madison Mosaic accepts signature guarantees from banks with FDIC insurance, certain credit unions, trust companies, and members of a domestic stock exchange.  A guarantee from a notary public is not an acceptable signature guarantee.

Redemptions by wire can be arranged by calling the telephone numbers on the back page of your prospectus and this Guide.  Requests for wire transfer must be made by 3:00 p.m. Central Time the day before the wire will be sent.

7

Fee. There will be a $15 fee for redemptions by wire to domestic banks. Wire transfers sent to a foreign bank for any amount will be processed for a fee of $30 or the cost of the wire, if greater.

By Exchange

You can redeem shares from one Madison Mosaic Funds account and concurrently invest the proceeds in another Madison Mosaic Funds account by telephone when your account registration and tax identification number are the same.  There is no charge for this service.

By Customer Check

Procedures.  If you requested check writing privileges and submitted a signature card, you can write checks in any amount payable to anyone.  Check writing privileges are not available from Madison Mosaic Equity Trust accounts.  A confirmation statement showing the amount and number of each check you write will be sent to you. Madison Mosaic Funds does not return canceled checks, but will provide copies of specifically requested checks.

Stop Payment Fee. To stop payment on a customer check that you wrote, call us at 888-670-3600 immediately.  Madison Mosaic Funds will honor stop payment requests on unpaid checks that you wrote for a fee of $25.00.

Ordering Customer Checks. When you complete a signature card for check writing privileges, an initial supply of preprinted checks will be sent free of charge.  The cost of check reorders is $3.00 and will be charged to the shareholder’s account.

By Systematic Withdrawal Plan

Procedures.  You can elect to have a systematic withdrawal plan whereby Madison Mosaic Funds will automatically redeem shares in your Madison Mosaic Funds account and send the proceeds to a designated recipient.  To establish a systematic withdrawal plan, complete the appropriate section of the application or call us for information.  The minimum amount for a systematic withdrawal is $100.  Shareholders may change the amount or discontinue the systematic withdrawal plan anytime, but should allow five days to process the change.

Electronic Funds Transfer Systematic Withdrawal.  A systematic withdrawal can be processed as an electronic funds transfer, commonly known as EFT, to credit a bank account or financial institution.

Check Systematic Withdrawal.  A systematic withdrawal can also be processed as a check that is mailed to anyone you designate.

Special Redemption Rules for IRAs

Because IRA owners must make a written withholding election for income tax purposes when they redeem shares from their IRA, IRA redemptions must be made in writing. Before you think you may need to redeem funds from your IRA at Madison Mosaic Funds, call us for a form that contains the required tax election provisions.

Shareholders must indicate on their redemption request whether or not to withhold federal income tax.  Income tax withholding of 10% will apply to redemption requests unless you elect not to have tax withheld.

8

DISTRIBUTION OPTIONS

Each Madison Mosaic Fund may make periodic payments of dividends from income or capital gains. Your account application allows you to select the distribution option you would like for each type of distribution.  If you do not make a selection on your application, all of your distributions will be automatically reinvested in your Madison Mosaic Funds account.

If you do not want your distributions automatically reinvested, you can have your distributions (1) automatically invested in another Madison Mosaic account, (2) paid to you by check, or (3) deposited directly to your bank account.  However, for your protection, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, we reserve the right to reinvest your distribution check in your account at your fund’s then current net asset value and to reinvest all subsequent distributions.

REDEMPTIONS IN KIND

If, in the opinion of the Board of Trustees of Madison Mosaic Funds, extraordinary conditions exist which make cash payment for redemption requests undesirable, payments for any shares redeemed may be made in whole or in part in securities and other property of any fund. However, each fund has elected, pursuant to rules of the Securities and Exchange Commission, to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder’s redemptions in any 90-day period do not exceed the lesser of 1% of the aggregate net assets of the fund or $250,000.

Any property of any fund distributed to shareholders will be valued at fair value.  In disposing of any such property received from a fund, a shareholder might incur commission costs or other transaction costs.  There is no assurance that a shareholder attempting to dispose of any such property would actually receive the full net asset value for it.  Except as described herein, however, we intend to pay for all share redemptions in cash.

HOW TO CLOSE AN ACCOUNT

To close an account, you should call us for instructions.  You cannot close your account by writing a check.

When you close your account, shares will be redeemed at the next determined net asset value. You can close your account by telephone, wire transfer or by mail as explained above in the section “How To Redeem Shares.”

OTHER FEES AND MINIMUM BALANCE REQUIREMENT

Returned Investment Check Fee

Your account will be charged (by redemption of shares) $25.00 for items deposited for investment that are returned unpaid for any reason.

Minimum Balance

Madison Mosaic Funds reserves the right to involuntarily redeem accounts with balances of less than $700.  Prior to closing any such account, Madison Mosaic Funds will give you 30 days written notice, during which time you may increase the balance in your account to avoid having the account closed.   This does not apply to IRA or Education Savings Accounts.

9

Broker Fees

If you purchase or redeem shares through a securities broker, your broker may charge you a transaction fee.  This charge is kept by the broker and not transmitted to Madison Mosaic Funds. However, you can engage in any transaction directly with Madison Mosaic Funds to avoid such charges.

Research and Other Fees

Shareholders who need investment records for years prior to the past calendar year may be charged a research fee of $5.00 per request.  Madison Mosaic Funds reserves the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.

RETIREMENT PLANS AND CUSTODIAN FEES

All Madison Mosaic Funds (except Madison Mosaic Tax-Free Trust) can be used for retirement plan investments, including IRAs.

IRAs

Traditional IRAs.  Traditional individual retirement accounts (“Traditional IRAs”) may be opened with a reduced minimum investment of $500.  Even though they may be nondeductible or partially deductible, traditional IRA contributions up to the allowable annual limits may be made, and the earnings on such contributions will accumulate tax-free until distribution. Traditional IRA contributions that you deducted from your income taxes and the earnings on such contributions will be taxable when distributed.  Madison Mosaic Funds will provide you with an IRA disclosure statement with an IRA application.  The disclosure statement explains various tax rules that apply to traditional IRAs.  A separate application is required for IRA accounts.

Roth IRAs. A Roth IRA account may be opened with a reduced minimum investment of $500. Roth IRAs are nondeductible; however, the earnings on such contributions will accumulate and are distributed tax-free as long as you meet the Roth IRA requirements.  Madison Mosaic Funds will provide you with an IRA disclosure statement with an IRA application. The disclosure statement explains various tax rules that apply to Roth IRAs.  A separate application is required for Roth IRA accounts.

Conversion Roth IRAs. You may convert all or part of your Traditional IRA into a Roth IRA at Madison Mosaic Funds. Please call us for a Conversion Roth IRA form if you want to accomplish this conversion.  You will be required to pay taxes on some or all of the amounts converted from a traditional IRA to a Conversion Roth IRA. You should consult your tax advisor and your IRA disclosure statement before you make this change.

Education Savings Account (“Education IRA”).  Madison Mosaic Funds offers Coverdell Education Savings Accounts (previously known as “Education IRAs”).  Eligible investors may establish an Education Savings Account with a reduced minimum investment of $100 as long as the shareholder establishes and maintains a Madison Mosaic Education Savings Account automatic investment plan of at least $100 monthly.

The Education Savings Account is designed to invest up to $166.67 each month.  As a result, each Education Savings Account that is open for a full year will reach, but not exceed, the annual $2,000 limit.  If you establish an Education Savings Account program in the middle of the year, you can make an additional investment during the year to the account to make up for any months you missed before your automatic monthly investments started.

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Madison Mosaic Funds will provide you with an Education Savings Account disclosure document with an Education Savings Account application.  The disclosure document explains various tax rules that apply to Education Savings Accounts.  A separate application is required for Education Savings Accounts.

IRA Fees

Annual IRA Fee and Fee Waiver.  There is a $15.00 fee per IRA account, with a $30.00 maximum per year.  You can prepay this fee.  Madison Mosaic will waive the annual IRA fee if the value of all your Madison Mosaic IRA accounts is at least $30,000 or if the value of all your Madison Mosaic Fund accounts (both IRA and non-IRA) is at least $100,000.  The waiver is based on accounts with the same social security number, valued at the time the IRA fee is charged.

Education Savings Account Fee. Madison Mosaic Funds does not charge an annual fee on Education Savings Accounts that have an active automatic investment plan of at least $100 monthly or on Education Savings Accounts of $5,000 or greater.  All other Education Savings Accounts may be charged a fee of $15.00 per account, with a $30.00 maximum per year.  You can prepay this fee.

Distribution and Transfer Fees.  There is a $25.00 fee for each distribution from an IRA (including rollovers) or transfer of an IRA to another institution.  This fee does not apply to redemptions established under a systematic withdrawal program.

Excess Contribution and Recharacterization Fees. There is a $25 fee to process a refund of an excess IRA contribution in any year. Also, IRA contributions that must be reconverted or recharacterized are subject to this $25 processing fee.

Employer Plans

Madison Mosaic also offers SEP IRAs and SIMPLE retirement plans. Further information on the retirement plans available through Madison Mosaic Funds, including minimum investments, may be obtained by calling us at 888-670-3600.

TELEPHONE NUMBERS

Shareholder Service
Toll-free nationwide: 1 888 670-3600

Madison Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 1 800 336-3063

New Accounts
Toll-free nationwide: 1 800 368-3195

TRANSFER AGENT

Madison Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

11

PROSPECTUS

May 1, 2011

Madison Mosaic
Equity Trust

Madison Institutional Equity Option Fund (Ticker Symbol: MADOX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Madison Mosaic¨ Funds

www.madisonfunds.com

Summary Data: Madison Institutional Equity Option Fund	1
Investment Objectives/Goals	1
Fees and Expenses	1
Portfolio Turnover	1
Principal Investment Strategies	1
Principal Risks	2
Risk/Return Bar Chart and Performance Table	2
Management	3
Purchase and Sale of Fund Shares	3
Tax Information	3
Payments to Broker-Dealers and Other Financial Intermediaries	3
Investment Objectives	3
Implementation of Investment Objectives	4
In General	4
Portfolio Investment Parameters	4
Fund Holdings	5
Fund Diversification	7
Temporary Defensive Strategies	7
Risks	7
Not a Complete Investment Program	7
Investment Risk	7
Equity Risk	7
Risks Associated with Options on Securities	7
Limitation on Option Writing Risk	8
Sector Concentration Risk	8
Income and Fund Distribution Risk	9
Foreign Securities Risk	9
Tax Risk	9
Portfolio Holdings	10
Management	10
Investment Adviser	10
Compensation	10
Pricing of Fund Shares	11
Shareholder Information	11
Purchase and Redemption Procedures	11
Dividends and Distributions	12
Frequent Purchases and Redemptions of Fund Shares	12
Taxes	13
Federal Taxes	13
State and Local Taxes	14
Taxability of Transactions	14
Certification of Tax Identification Number	14
Financial Highlights	15
Guide to Doing Business	16
Privacy Notice	23

SUMMARY DATA

Investment Objectives/Goals

The investment objectives of the Madison Institutional Equity Option Fund (the "Fund") are to provide consistent total return and secondarily, to provide a high level of income and gains from options premiums.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees:

(fees paid directly from your investment)

Maximum sales charge (load)	None
Redemption fee	None
Exchange fee	None

Annual Fund Operating Expenses:

(expenses that you pay each year as a percentage of the value of your investment)

Management fee1	0.75%
Distribution (12b-1) fees	None
Other expenses	0.20%
Total annual fund operating expenses1	0.95%

1 The Fund pays its investment adviser a management fee which is known as a "fulcrum fee." What this means is that the base management fee, which is 0.75%, may be adjusted up or down by 0.15% if the Fund’s performance gross of expenses exceeds or trails the Chicago Board Options Exchange BuyWrite Monthly Index (the "BXM Index") by 1% or more over a three year rolling performance period. The actual management fee that was paid for the Fund’s last fiscal year was 0.59%. Accordingly, total annual fund operating expenses for that period were 0.79%.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio consisting primarily of common stocks of issuers that, in the view of the Fund’s investment adviser, are selling at a reasonable price in relation to their long-term earnings growth rates. Under normal market conditions, the Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The Fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.

Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks. The Fund may also invest up to 25% of its total assets in foreign securities. The Fund’s investment adviser will allocate the Fund’s assets among stocks in various sectors of the economy based upon the investment adviser’s views on forward earnings growth rates, adjusted to reflect the investment adviser’s views on economic and market conditions and sector risk factors.

The Fund will pursue its primary objective by employing an option strategy of writing covered call options on a substantial portion of the common stocks in the Fund’s portfolio. The extent of option writing activity will depend upon market conditions and the investment

Madison Mosaic Equity Trust  1

adviser’s ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings. In addition to its covered call strategy, the Fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the Fund’s portfolio. Due to the nature of this Fund, when options are exercised and stocks are called away, the Fund will see its cash position materially increase.

Principal Risks

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. An investment in the Fund represents an indirect investment in the securities owned by the Fund, a majority of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your investment at any point in time may be worth less than you original investment, even after taking into account the reinvestment of Fund distributions.

Option Risk. There are several risks associated with transactions in options on securities, as follows:

•There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

•As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.

•The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.

•There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

•When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise.

•If a put option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Active Trading Risk. Because the Fund may engage in active and frequent trading of portfolio securities to achieve the Fund’s investment objective, the Fund may have increased costs, which can lower the actual return of the Fund. Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Risk/Return Bar Chart and Performance Table

The bar chart and table on the next page demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year since inception. This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market

2  Prospectus • May 1, 2011

index. Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Calendar Year Returns

Highest/lowest quarterly results during the period shown in the bar chart were:

Highest: 17.13% (quarter ended 6-30-09)

Lowest: -21.98% (quarter ended 12-31-08)

Average Annual Total Returns (for the period ended December 31, 2010)
	One Year	Since Inception 3/31/06
Return before taxes	4.95%	-0.38%
Return after taxes on distributions	4.95%	-1.96%
Return after taxes on distributions and sale of fund shares	3.22%	-1.17%
S&P 500¨ Index	15.06%	1.53%
Chicago Board Options Exchange S&P 500 BuyWrite Monthly Index	5.86%	2.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). Index returns shown do not reflect fees, expenses or taxes.

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Management

Investment Adviser. The investment adviser to the Fund is Madison Asset Management, LLC ("Madison"), a subsidiary of Madison Investment Holdings, Inc.

Portfolio Managers. Frank Burgess (President and Founder) and Ray DiBernardo (Vice President) co-manage the Fund. Mr. Burgess has served in this capacity since April 2006, and Mr. DiBernardo has served in this capacity since May 2010.

Purchase and Sale of Fund Shares

Purchase minimums to establish an account: $500,000; to add to an account: $10,000.

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and will also generally be considered taxable income at the state and local level as well.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund’s investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES

Through this prospectus, Madison Mosaic Equity Trust (the "Trust") offers one portfolio for investment: the Madison Institutional Equity Option Fund. The Fund’s investment objectives are to provide consistent total return and secondarily, to provide a high level of income and gains from options premiums.

Madison Mosaic Equity Trust  3

The Fund’s Board of Trustees may change the Fund’s investment objective without shareholder approval. However, you will receive prior written notice of any material change. There is no assurance that the Fund’s investment objective will be achieved.

IMPLEMENTATION OF INVESTMENT OBJECTIVES

In General

The Fund will pursue its investment objectives by investing in a portfolio consisting primarily of common stocks of issuers that are, in Madison’s view, selling at a reasonable price in relation to their long-term earnings growth rates. Under normal market conditions, the Fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The Fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.

Portfolio Investment Parameters

Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks. Common stocks are selected based on Madison’s views of the company’s ability to sustain future growth and on favorable "PEG’’ ratios (its Price-Earnings Ratio (PE) divided by its perceived earnings Growth rate), financial strength and industry leadership. The Fund generally will invest in common stocks on which exchange-traded call options are currently available. Substantially all of the common stocks in the Fund’s portfolio will be issued by U.S. companies, although the Fund may invest up to 25% of its total assets in U.S. dollar-denominated securities of foreign issuers.

The Fund will pursue its primary objective by employing an option strategy of writing covered call options on a substantial portion of the common stocks in the Fund’s portfolio. These options contracts are sold on a national options exchange or in the over-the-counter market allowing the purchaser of the contract to buy specified underlying securities at a specified price (the "strike price") prior to a specified expiration date. The premium received, plus the strike price of the option, will always be greater than the value of the underlying securities at the time the option is written. The extent of option writing activity will depend upon market conditions and Madison’s ongoing assessment of the attractiveness of writing call options on the Fund’s stock holdings. Writing covered call options involves a tradeoff between the option premiums received and reduced participation in potential future stock price appreciation. Depending on Madison’s evaluation, the Fund may write covered call options on varying percentages of the Fund’s common stock holdings. When an option contract is "covered," it means that the Fund, as the writer of the option contract, holds in its portfolio the underlying securities described in the contract or securities convertible into such securities. Thus, if the holder of the option decides to exercise his purchase rights, the Fund may sell at the strike price securities it already holds in the portfolio or may obtain by conversion (rather than risking having to first buy the securities in the open market at an undetermined price). However, an option contract would not normally be exercised unless the market price for the underlying securities specified were greater than the strike price.

The Fund seeks to produce a high level of short-term gains generated from option writing premiums and, to a lesser extent, from dividends. To the extent possible, the Fund will seek to produce long-term gains from option writing premiums by allowing or arranging for certain securities that have been held more than a year to be called away. The premium received by the Fund for the last call option written on any security held more than a year at the time it is called (sold) from the Fund will generally be characterized as long-term gain along with any gain related to the sale of the underlying security. The Fund’s ability to achieve this result will be limited by (1) the amount of long-term securities it holds, (2) market conditions, and (3) the relative value of alternative opportunities available to the Fund that would not result in the sale of the underlying security, such as writing new options on the security rather than allowing it to be called.

In addition to its covered call strategy, the Fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the

4  Prospectus • May 1, 2011

writing of both put options and call options on certain of the common stocks in the Fund’s portfolio. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizeable short-term or intermediate-term decline, the Fund may, to a limited extent (not more than 2% of the its total assets) purchase put options on broad-based securities indices (such as the S&P 500¨ Index, the S&P MidCap 400¨ Index or other indices deemed suitable) or certain ETFs (exchanged-traded funds) that trade like common stocks but represent such market indices. Madison may pursue this risk management strategy through covered put option collars, in which the Fund purchases a put option and simultaneously sells a put option on the same security at a different strike price.

Exercises of call options and the resulting sale of the underlying equity securities could result in less than 80% of the Fund’s total assets being invested in common stocks. In such circumstances, the Fund will make future investments in a manner consistent with restoring the 80% threshold.

Due to the nature of this Fund, when options are exercised and stocks are called away, the Fund will see its cash position materially increase.

Fund Holdings

Common Stock. Madison intends to focus the Fund’s investments in those broad sectors of the economy that Madison believes provide superior opportunities to achieve the Fund’s investment objectives through equity selection and application of the Fund’s covered call option strategy. The Fund will not invest more than 35% of its total assets in the securities of issuers principally engaged in any single sector.

Madison seeks to invest in common stocks in which Madison has high confidence in their continuing earnings growth rate. Madison follows an investment style generally known as "GARP’’ (Growth-At-a- Reasonable-Price). The key analytical measure for this investment style is a common stock’s PEG ratio. For example, a stock selling at $30.00 per share, with expected earnings for the current year of $2.00 per share has a PE ratio of 15 ($30 divided by $2). If Madison expects earnings growth of 10% per year over the next five years, then the stock has a PEG ratio of 1.5. Madison believes that the average PEG ratio as of the date of this prospectus for all the stocks included in the S&P 500¨ Index is approximately 2.0. Madison intends to build an investment portfolio of common stocks with favorable value/growth relationships having PEG ratios averaging less than the general stock market.

After determining that a stock is reasonably priced in relation to its expected growth rate, Madison looks for companies with strong financial statements, relatively little debt, positive fundamental trends and industry leadership. Under normal market conditions, Madison seeks companies whose growth rates, cash flows, and industry strength put them in a desirable position for superior long-term value and growth. Madison expects to hold between 40 and 60 stocks in the Fund’s portfolio.

Options. Certain options, known as "American style" options, may be exercised at any time during the term of the option. Other options, known as "European style" options, may be exercised only on the expiration date of the option. Since virtually all options on individual stocks trade American style, Madison believes that substantially all of the options written by the Fund will be American style options. The Fund will write call options and put options only if they are "covered." In the case of a call option on a common stock or other security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid, segregated assets. A put option on a security is "covered" if the Fund segregates liquid assets equal to the exercise price. A put option is also covered if the Fund holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated, liquid assets.

Madison Mosaic Equity Trust  5

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (underlying security, expiration, strike price and type). There can be no assurance, however, that Madison can effect a closing purchase or sale transaction when the Fund desires. Net gains from the Fund’s option strategy generally will be short-term capital gains which, for federal income tax purposes, will constitute net investment company taxable income.

The standard contract size for a single option is 100 shares of the common stock. There are four items needed to identify any option: (1) the underlying security, (2) the expiration month, (3) the strike price, and (4) the type (call or put). For example, ten XYZ Co. October 40 call options provide the right to purchase 1,000 shares of XYZ Co. on or before October 31, 2009 at $40 per share. A call option whose strike price is above the current price of the underlying stock is called "out-of-the-money." Most of the options that will be sold by the Fund are expected to be out-of-the-money, allowing for potential appreciation in addition to the proceeds from the sale of the option. An option whose strike price is below the current price of the underlying stock is called "in-the-money" and will be sold by the Fund as a defensive measure to protect against a possible decline in the underlying stock.

The following is an example of a covered call transaction, making the following assumptions: a common stock currently trading at $25.00 per share; a 9-month call option is written with a strike price of $27.50 (i.e., 10% higher than the current market price); and the writer receives $2.00 (or 8%) of the common stock’s value as premium income. Under this scenario, before giving effect to any change in the price of the stock, the covered-call writer receives the premium, representing 8% of the common stock’s value, regardless of the stock’s performance over the 9-month period until option expiration. If the stock price declines, the premium from writing the call options serves to offset some of the unrealized loss on the stock. If the stock price were to decline 8%, the option writer would break even, but if the stock were to decline more than 8% under this scenario, the investor’s downside protection would be eliminated and the stock could eventually become worthless. If the stock price remains unchanged, the option will expire and the option writer would earn an 8% return, in the form of the option premium. If the stock price were to rise but remain less than the strike price of $27.50, the option writer would earn the 8% premium and the appreciation of the stock price, up to 10% in this scenario. If the stock price were to rise to $27.50 or more, the option would be exercised and the stock would return 10% coupled with the option premium of 8% for a total return to the option writer of 18%.

For conventional listed call options, the option’s expiration date can be up to nine months from the date the call options are first listed for trading. Longer-term call options can have expiration dates up to three years from the date of listing. The Fund’s covered call strategy typically involves writing call options with expiration dates three to twelve months from the date of listing, although the Fund may write call options with shorter and longer terms. The Fund anticipates that some options that are written against Fund stock holdings will be repurchased prior to the option’s expiration date, generating a gain or loss in the options. In general, the Fund prefers to continue to hold its common stocks for at least a year to achieve long-term growth and so that it can write subsequent options on the same securities, rather than allowing them to be called away by the first option holders. In this manner, if the common stocks are held by the Fund for over a year, the premiums received by the Fund on the last options written against those stocks may be characterized as long-term gain along with any gain (or loss) realized on the stocks themselves.

Foreign Securities. The Fund may invest up to 25% of its total assets in U.S. dollar-denominated securities of foreign issuers. The Fund expects that its investments in foreign securities will consist primarily of sponsored American Depositary Receipts ("ADRs").

6  Prospectus • May 1, 2011

Fund Diversification

The Fund may invest no more than 4% of the Fund’s total assets, at time of purchase, in any one common stock. The Fund may, in addition to pursuing its covered call option strategy on common stocks in its portfolio, write put options on such common stocks representing to 2% of the Fund’s total assets, at time of purchase, on any one common stock.

Temporary Defensive Strategies

If Madison determines that it would be appropriate to adopt a temporary defensive investment position by reducing exposure in the equity markets, up to 100% of the Fund could be invested in short-term, fixed-income investments. To the extent more than 20% of the Fund is so invested, the Fund would not be invested in accordance with policies designed to achieve its stated investment objectives.

RISKS

Not a Complete Investment Program

The Fund is intended for investors seeking a high level of current income and capital appreciation over the long term. The Fund is not meant to provide a vehicle for those who wish to play short-term swings in the stock market. An investment in the Fund should not be considered a complete investment program.

Investment Risk

An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. An investment in the Fund shares represents an indirect investment in the securities owned by the Fund, a majority of which are traded on a national securities exchange or in the over-the counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund distributions.

Equity Risk

Equity risk is the risk that the securities held by the Fund will fluctuate in value due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. Stock of an issuer in the Fund’s portfolio may decline in price for a variety of reasons. A drop in the overall stock market may depress the price of most or all of the common stocks held by the Fund.

Risks Associated with Options on Securities

There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Before receiving notice that a holder of an option wishes to exercise the option, the writer can terminate its obligation under the option by buying it back, generally at about the difference between the strike (exercise) price of the call and the market value of the security. For example, when the option has a strike price written at $40 and the stock is trading at $40.25, the option writer can generally buy back the option for at least the $0.25 difference. This is known as a "closing purchase transaction." However, once an option writer has received an exercise notice, it can no longer effect this "closing purchase transaction" and must deliver the underlying security at the exercise price.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. If the Fund were unable to close out a covered call option that it had written on a security, it

Madison Mosaic Equity Trust  7

would not be able to sell the underlying security unless the option expired without exercise.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration. Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Fund’s capital appreciation potential on the underlying security.

When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock. To the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to the following additional risks:

•If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option.

•Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

Limitation on Option Writing Risk

The number of call options the Fund can write is limited by the number of shares of common stock the Fund holds, and further limited by the fact that call options represent 100 share lots of the underlying common stock. The Fund will not write "naked" or uncovered call options. Furthermore, the Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by Madison’s (and its affiliated companies) other investment advisory clients.

Sector Concentration Risk

Madison intends to focus the Fund’s investments in those broad sectors of the economy that Madison believes provide superior opportunities to achieve the Fund’s investment objectives. To the extent that the Fund makes substantial investments in any single sector, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors. The Fund will not invest more than 35% of its total assets in the securities of issuers principally engaged in any single sector.

8  Prospectus • May 1, 2011

Income and Fund Distribution Risk

The income you receive from the Fund is based primarily on the premiums the Fund receives from writing options and the dividends and interest it earns from its investments. Net option premiums and dividend payments the Fund receives in respect of its portfolio securities can vary widely over the short- and long-term. If stock prices or stock price volatility declines, the level of premiums from options writing and the amounts available for distribution from options activity will likely decrease as well. Payments to purchase put options and to close written call options will reduce amounts available for distribution from call option premiums received and proceeds of closing put options.

Foreign Securities Risk

The Fund may invest up to 25% of its total assets in U.S. dollar-denominated securities of foreign issuers. Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Dividend and interest income may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. The Fund expects that its investments in foreign securities will primarily consist of sponsored ADRs. ADRs are receipts issued by United States banks or trust companies in respect of securities of foreign issuers held on deposit for use in the United States securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Tax Risk

Call option premiums received by the Fund will be recognized upon exercise, lapse or other disposition of the option and generally will be treated by the Fund as capital gain or loss. Some of the call options and other devices employed by the Fund reduce risk to the Fund by substantially diminishing its risk of loss in offsetting positions in substantially similar or related property, thereby giving rise to "straddles’’ under the federal income tax rules. The straddle rules require the Fund to defer certain losses on positions within a straddle, and terminate or suspend the holding period for certain securities. The Fund cannot assure you as to any level of regular net investment income (income other than net long-term capital gain) and cannot assure you as to any level of capital gains distributions. In addition, certain of the Fund’s call writing activities may affect the character, timing and recognition of income and could cause the Fund to liquidate other investments in order to satisfy its distributions requirements.

The Fund expects to generate premiums from the writing of call options. The Fund will recognize short-term capital gains upon the expiration of an option that it has written. If the Fund enters into a closing transaction, the difference between the amount paid to close out its option position and the premium received for writing the option will be short-term gain or loss. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option, put option or otherwise) will give rise to capital gains or losses. Because the Fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the Fund to realize capital gains or losses at inopportune times.

The Fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, (1) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (2) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (3) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (4) convert lower taxed

Madison Mosaic Equity Trust  9

long-term capital gain into higher taxed short-term capital gain or ordinary income, (5) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), and (6) cause the Fund to recognize income or gain without a corresponding receipt of cash. Like short-term capital gains, dividend income generated from covered call writing is taxed at ordinary income rates rather than at the more favorable qualified dividend rate.

PORTFOLIO HOLDINGS

Portfolio holdings information is available on the Fund’s website at www.madisonfunds.com. In addition, a complete description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the Funds’ SAI. Please see the back cover of this prospectus for information about the SAI.

MANAGEMENT

Investment Adviser

The investment adviser to the Fund is Madison Asset Management, LLC ("Madison"), a subsidiary of Madison Investment Holdings, Inc., both located at 550 Science Drive, Madison, Wisconsin 53711. As of December 31, 2010, Madison Investment Holdings, Inc., which was founded in 1974, and its subsidiary organizations, including Madison Asset Management, LLC, managed approximately $15 billion in assets, including open-end mutual funds, closed-end mutual funds, separately managed accounts and wrap accounts. Madison is responsible for the day-to-day administration of the Fund’s activities.

Investment decisions regarding the Fund can be influenced in various manners by a number of individuals. Generally, all management decisions are the primary responsibility of Madison’s investment policy committee. The investment policy committee is made up of the top officers and managers of Madison.

Day-to-day decisions regarding the selection of individual securities and other management functions for the Fund are primarily the responsibilities of the following portfolio managers:

•Frank Burgess. Mr. Burgess is the President and founder of Madison. For over 35 years, he has managed all varieties of securities portfolios on behalf of the firm. He received a BS in engineering from Iowa State University in 1964 and a JD from the University of Wisconsin in 1967.

•Ray DiBernardo. Mr. DiBernardo is a Vice President of Madison. Prior to joining Madison in 2003, he was employed at Concord Trust in Chicago as well as a Toronto-based International equity firm. Mr. DiBernardo received a BS from the University of Western Ontario and is a CFA charter holder.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Compensation

Investment Advisory Fee. Madison receives a fee for its services under an investment advisory agreement with the Fund. The fee is comprised of a base fee and a performance adjustment that may increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Chicago Board Options Exchange BuyWrite Monthly Index (the "BXM Index").

The base fee, which is accrued daily and paid monthly, is equal to an annualized rate of 0.75% of the Fund’s average daily net assets.

The performance adjustment is calculated monthly by comparing the Fund’s performance to that of the BXM Index over the performance period. Because the BXM Index reflects no fees or expenses, the Fund’s performance is compared to the BXM Index "gross of fees". In other words, the Fund’s performance for purposes of the comparison is calculated without reducing it by the Fund’s "management fees" and "other expenses" set forth in the section entitled "Summary Data—Fees and Expenses," above, but not by brokerage commissions or fees that are included in the costs of buying and selling Fund securities. The performance period consists of the current month plus the previous 35 months. The maximum annualized performance

10  Prospectus • May 1, 2011

adjustment rate is +/- 0.15% of the Fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund’s average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the base fee in accordance with the following chart:

Over/Under Performance % (in basis points)	Annualized Adjustment Rate Relative to BXM Index as a % (in basis points)1 of the Fund’s Average Net Assets
+/- 99 or less	0
+/- 100 or more	+/- 15

1 Based on the difference between average annual "gross of fees" performance of the Fund and the BXM Index, rounded to the nearest basis point (0.01%).

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the BXM Index over that period, even if the Fund had overall negative returns during the performance period.

These fees are deducted automatically from all accounts and are reflected in the daily share price of the Fund. A discussion regarding the basis for approval of the Fund’s investment advisory agreement with Madison is contained in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2010.

Other Expenses. Under a separate services agreement with the Fund, Madison provides or arranges for the Fund to have all other operational and support services needed by it. For these services, Madison receives a fee calculated as a percentage of the average daily net assets of the Fund, as follows: 0.20% annualized on the first $500 million of average daily net assets and 0.15% annualized on average daily net assets above $500 million.

Because of this services arrangement with Madison, Madison is responsible for paying all of the Fund’s fees and expenses, other than (i) the investment advisory fee (discussed above), (ii) fees related to the Fund’s portfolio holdings (such as brokerage commissions, interest on loans, etc.), (iii) acquired fund fees, if any, and (iv) extraordinary or non-recurring fees (such as fees and costs relating to any temporary line of credit the Fund maintains for emergency or extraordinary purposes).

PRICING OF FUND SHARES

The price of the Fund’s shares is based on the net asset value ("NAV") per share. NAV per share equals the total daily value of the Fund’s assets, minus its liabilities, divided by the total number of shares. NAV is calculated at the close of the New York Stock Exchange (typically 3:00 p.m., Central Time) each day it is open for trading. The New York Stock Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you purchase or redeem shares, your transaction will be priced based on the next calculation of NAV after your order is placed. This may be higher, lower or the same as the NAV from the previous day.

Madison uses the market value of the securities in the Fund to calculate NAV. Madison obtains the market value from one or more established pricing services. The Fund maintains a pricing committee to review market value of portfolio securities to determine whether or not prices obtained from the pricing services are fair. In accordance with policies approved by the Board of Trustees of the Fund, the pricing committee may determine that the "fair value" of a particular security is different than the market value provided by the pricing service. Although this would be an unusual occurrence for the types of securities held by the Fund, this may occur, for example, due to events or information not known to the pricing service or due to events occurring in other parts of the world. In using fair value pricing, the Fund’s goal is to prevent share transactions from occurring at a price that is unrealistically high or low based on information known but not reflected in the "market" price of portfolio securities calculated at the close of the New York Stock Exchange.

SHAREHOLDER INFORMATION

Purchase and Redemption Procedures

Information regarding how to purchase and sell shares in the Fund is provided in the section entitled "Guide to Doing Business," below.

Madison Mosaic Equity Trust  11

Dividends and Distributions

The Fund’s net income, if any, is declared as dividends and distributed to shareholders at least annually, and any net realized capital gains will also be paid to shareholders at least annually as capital gains distributions.

Distributions are paid in the form of additional shares credited to your account, unless you elect in writing to receive dividend checks or payments by electronic funds transfer. Please refer to the section entitled "Guide to Doing Business," below, for more information about distribution options.

Frequent Purchases and Redemptions of Fund Shares

General Rule. The Fund discourages investors from using it to frequently trade or otherwise attempt to "time" the market. As a result, the Fund reserves the right to reject a purchase or exchange request for any reason.

Market Timing. The Fund’s policy is to block shareholders or potential shareholders from engaging in harmful trading behavior in the Fund, as described below. To accomplish this, the Fund reserves the right to reject a purchase or exchange request for any reason, without notice. This policy does not affect a shareholder’s right to redeem an account.

In addition, the Fund has written agreements in place with intermediaries who hold Fund shares on behalf of others (e.g., brokers, banks and plan administrators) which give the Fund the authority to identify third parties who invest in the Fund through such intermediaries so that the Fund can prevent them from engaging in harmful frequent trading and market-timing activity as described below.

Identifiable Harmful Frequent Trading and Market-Timing Activity. The Fund defines harmful trading activity as that activity having a negative effect on portfolio management or Fund expenses. For example, if the Fund is subject to frequent trading or "market-timing," it must maintain a large cash balance in order to permit the frequent purchases and redemptions caused by market-timing activity. Cash balances must be over and above the "normal" cash requirements the Fund keeps to handle redemption requests from long-term shareholders, to buy and sell portfolio securities, etc. By forcing the Fund’s portfolio manager to keep greater cash balances to accommodate market timing, the Fund may be unable to invest its assets in accordance with its investment objectives. Alternatively, harmful trading activity may require frequent purchase and sale of portfolio securities to satisfy cash requirements. To the extent market-timing activity of this sort requires the Fund to continually purchase and sell securities, the Fund’s transaction costs will increase in the form of brokerage commissions and custody fees. Finally, frequent trading activity results in a greater burden on the Fund’s transfer agent, increasing transfer agent expenses and, if not actually raising Fund expenses, at least preventing them from being lowered.

For all of the above reasons, the Fund monitors cash flows and transfer agent activity in order to identify harmful activity. Furthermore, when approached by firms or individuals who request access for market timing activities, the Fund declines such requests; when trades are attempted without such courtesy, the Fund makes every effort to block them and prohibit any future investments from the source of such trades. The Fund does not define market-timing by the frequency or amount of trades during any particular time period. Rather, the Fund seeks to prevent market-timing of any type that harms the Fund in the manner described above.

The Fund does not currently impose additional fees on market timing activity, nor does it restrict the number of exchanges shareholders can make, although the right to do so is reserved upon notice in the future. The Fund does not specifically define the frequency of trading that will be considered "market timing" because the goal is to prevent any harm to long-term investors that is caused by any out-of-the-ordinary trading or account activity. As a result, when the Fund identifies any shareholder activity that causes or is expected to cause the negative results described above, the Fund will block the shareholder from making future investments. In effect, the Fund allows harmful market-timers to leave and shuts the doors to their return.

The Fund will use its discretion to determine whether transaction activity is harmful based on the criteria described above. Except as described below, the Fund does not distinguish between shareholders that invest

12  Prospectus • May 1, 2011

directly with the Fund or shareholders that invest through a broker (either directly or through an intermediary account), an investment adviser or other third party as long as the account is engaging in harmful activity as described above.

Other Risks Associated with Market Timing. Moving money in and out of Fund on short notice is a strategy employed by certain investors who hope to reap profits from short-term market fluctuation. This is not illegal, but is discouraged by many funds since it can complicate fund management and, if successfully employed, have a negative impact on performance. In particular, a successful "market-timer" could, over time, dilute the value of fund shares held by long-term investors by essentially "siphoning off" cash by frequently buying fund shares at an NAV lower than the NAV at which the same shares are redeemed. Nevertheless, the success of any market-timer is not considered by the Fund. Rather, the Fund will block ALL identifiable harmful frequent trading and market-timing activity described above regardless of whether the market-timer is successful or unsuccessful. In any event, investors in the Fund should be aware that dilution caused by successful market timing by some shareholders is a risk borne by the remaining shareholders.

Exceptions or Other Arrangements. It is possible that the Fund will not detect certain frequent trading or market timing activity in small amounts that, because of the relatively small size of such activity, is subsumed by the normal day-to-day cash flow of the Fund (see the section above entitled "Other Risks Associated with Market Timing"). However, the Fund believes its procedures are adequate to identify any market timing activity having the harmful effects identified in the section entitled "Identifiable Harmful Frequent Trading and Market-Timing Activity" regardless of the nature of the shareholder or method of investment in the Fund.

Because the Fund discourages market timing in general, the Fund does not currently, nor does it intend to, have any arrangements or agreements, formal or informal, to permit any shareholders or potential shareholders to directly or indirectly engage in any type of market-timing activities, harmful or otherwise.

Although the Fund believes reasonable efforts are made to block shareholders that engage in or attempt to engage in harmful trading activities, the Fund cannot guarantee that such efforts will successfully identify and block every shareholder that does or attempts to do this.

TAXES

Federal Taxes

The Fund will distribute to shareholders 100% of its net income and net capital gains, if any. The capital gains distribution is determined as of October 31st each year and distributed annually.

All dividend and capital gain distributions, if any, will be taxable to you. A portion of the dividends paid from the income of the Fund may be taxed at the long-term capital gains rate (currently, the maximum rate is 15%). Dividends that constitute "qualified dividends" are also taxed at this rate. The Fund will inform shareholders of the nature of the Fund’s dividends (e.g.., ordinary income, short-term capital gains, "qualified dividends" or long-term capital gains) in January each year when the Fund sends you your annual notice of dividends and other distributions paid during the prior year.

Capital gains distributions can be taxed at different rates depending on the length of time the securities were held. Income from the Fund’s short-term capital gains (generated when the Fund sells securities held for less than 12 months) and income generated from writing covered call options are taxed at ordinary income rates, rather than the 15% "qualified dividend" rate available to individual taxpayers. Distributions paid from the Fund’s long-term capital gains and designated as capital gain distributions generally are taxable as long-term capital gains, regardless of the length of time you held your shares. Although the Fund will invest in stocks that generate qualified dividend income, it is expected that the Fund’s transactions in options will significantly limit the Fund’s ability to pay ordinary income dividends that are treated as qualified dividend income.

For tax purposes, option premiums reduce the tax basis of the stock on which the option is written at the time the stock is called away. Thus, when called, the option premium received takes on the underlying stock’s long-

Madison Mosaic Equity Trust  13

term or short-term tax characteristics. For this reason, the Fund prefers not to write "in the money" options on stocks that have been held for less than a year so that the stocks are not called away until after they have been held in the Fund for at least a year. In this manner, the last option written on such stocks may generate long-term gains which are taxed at lower rates than short-term gains. Therefore, although income generated from writing covered call options may not be taxed at the 15% "qualified dividend" rate, a percentage of such income — representing the premiums received from the last option written on the stocks that have been in the Fund for at least a year and called away — may be taxable at the more favorable long-term gain rate instead of at ordinary income rates. However, options premiums received by the Fund with respect to any stock will continue to be taxed at short-term gains rates (ordinary income rates) regardless of how long the Fund has held the stock on which the option is written until that stock is finally called away from the Fund by the holder of that option.

State and Local Taxes

Similar to the treatment of Fund distributions at the federal level, dividend income and capital gains distributions are generally considered taxable income at the state and local levels.

Taxability of Transactions

Your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of Fund shares for shares in any other fund will have similar tax consequences. It is your responsibility to calculate the cost basis of shares purchased. You must retain all statements received by the Fund to maintain accurate records of your investments.

Certification of Tax Identification Number

Account applications without a social security number will not be accepted. If you do not provide a valid social security or tax identification number, you may be subject to federal withholding at a rate of 28% of your Fund distributions (including redemption proceeds). Any fine assessed against the Fund that results from your failure to provide a valid social security or tax identification number will be charged to your account.

This section is not intended to be a full discussion of federal, state or local income tax laws and the effect of such laws on you. There may be other tax considerations applicable to a particular investor. You are urged to consult with your own tax advisor. In addition, please see the SAI for more information about taxes.

14  Prospectus • May 1, 2011

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund’s financial performance since inception of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been derived from financial statements audited by Grant Thornton LLP, whose report dated February 22, 2011, along with the Fund’s financial statements, is included in the annual report which is available upon request.

MADISON INSTITUTIONAL EQUITY OPTION FUND

	Year Ended December 31,				For the period March 31, 2006* through
	2010	2009	2008	2007	December 31, 2006
Net Asset Value, Beginning of Period	$14.75	$11.44	$18.13	$21.18	$20.00
Investment Operations
Net investment income	(0.00)1	0.01	0.15	0.13	0.10
Net realized and unrealized gain (loss) on investments and options transactions	0.73	3.31	(5.40)	(0.84)	1.44
Total from investment operations	0.73	3.32	(5.25)	(0.71)	1.54
Less distributions from:
Net investment income	–	(0.01)	(0.15)	(0.13)	(0.10)
Capital gains	–	–	(1.29)	(2.21)	(0.26)
Total distributions	–	(0.01)	(1.44)	(2.34)	(0.36)
Net Asset Value, End of Period	$15.48	$14.75	$11.44	$18.13	$21.18
Total Investment Return (%)	4.95	29.05	(29.91)	(3.98)	7.74
Ratios and Supplemental Data
Net assets, end of period (thousands)	$5,592	$6,037	$4,642	$13,153	$11,511
Ratio of expenses to average net assets (%)	0.79	0.76	0.79	0.95	0.94**
Ratio of net investment Income to average net assets (%)	(0.02)	0.07	0.69	0.65	0.83**
Portfolio turnover (%)	81	46	40	103	41
*Commencement of operations. **Annualized. 1The fund had a net investment loss but it was less than a penny.

Madison Mosaic Equity Trust  15

GUIDE TO DOING BUSINESS

Shareholder Account Transactions

Confirmations, Statements and Reports

•Daily Transaction Confirmation. All purchases and redemptions (unless systematic) are confirmed in writing with a transaction confirmation. Transaction confirmations are mailed promptly after the transaction is posted to your account. Therefore, you should receive the confirmation in the mail within a few days of your transaction.

•Quarterly Statement. Quarterly statements are mailed at the end of each calendar quarter. The statements reflect account activity through the most recent quarter. At the end of the calendar year, the statement will reflect account activity for the entire year. The Fund strongly recommends that you retain all daily transaction confirmations until you receive your quarterly statements. Likewise, you should keep all of your quarterly statements until you receive your year-end statement showing the activity for the entire year.

•Householding Delivery of Shareholder Documents. In addition to your transaction confirmations and quarterly statements, you will also receive an annual update of the Fund’s prospectus and periodic financial statements.  Only one prospectus and one annual and semi-annual report (or similar report or disclosure document) will be sent to family members sharing the same address unless a request is made for multiple mailings.  Sending only one copy of these documents is efficient, saves paper products and reduces the volume of your mail. To receive multiple copies, call the Fund at 888-670-3600 and the Fund will begin sending you additional copies free of charge within 30 days.

Changes to an Account. To make any changes to an account, the Fund recommends that you call the Fund to discuss the changes to be made and ask about any documentation that you may need to provide. Though some changes may be made by phone, generally, in order to make any changes to an account, the Fund will require a written request signed by all of the shareholders and may also require their signatures guaranteed.

Telephone Transactions. The Fund has a number of telephone transaction options. You can exchange your investment among the funds in the Madison Mosaic Funds family, request a redemption and obtain account balance information by telephone. The Fund’s transfer agent will employ reasonable security procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for losses due to unauthorized or fraudulent transactions. These procedures can include, among other things, requiring one or more forms of personal identification prior to acting upon your telephone instructions, providing written confirmations of your transaction and recording all telephone conversations with shareholders. Certain transactions, including some account registration changes, must be authorized in writing.

Certificates. Certificates will not be issued to represent shares in the Fund.

How to Open a New Account

Important Information About Procedures for Opening a New Account. In compliance with the USA PATRIOT Act of 2001, the Fund’s transfer agent will verify certain information on your account application as part of the Fund’s anti-money laundering program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact us at 888-670-3600 if you need additional assistance when completing your application. If the Fund’s transfer agent does not have a reasonable belief of your identity, your account will be rejected or you will not be allowed to perform a transaction in your account until such information is received. The Fund also reserves the right to close your account within five business days if you do not provide the transfer agent with required clarifying identity information and/or documentation. What this means for you: when you open an account, the Fund’s transfer agent will ask for your name, address, date of birth, and other information that will allow the transfer agent to identify you. The transfer agent may also ask for other identifying documents or information.

16  Prospectus • May 1, 2011

Minimum Initial Investment. The Fund is available to investors for a minimum initial investment of $500,000. The $500,000 minimum may be satisfied when one or more related accounts are opened at the same time. An account is considered related when it is opened by or through the same retirement plan, corporation, individual, financial institution or other entity. The Fund reserves the right to lower the minimum initial investment amount for all accounts or on a case by case basis in the interest of the Fund if approved by an officer of the Fund.

Maintenance Investment Balance. The Fund reserves the right to involuntarily redeem:

•individual accounts with balances that fall below $500,000 (as a result of shareholder activity and not market action);

•all related accounts when the value of all the accounts within any institutional relationship falls below $500,000 (as a result of shareholder activity and not market action); and

•all related accounts if the average account size within any institutional relationship has a market value of less than $10,000 (as a result of shareholder activity and not market action).

For example, if an institution allocates $500,000 among one account with $400,000 and 49,999 accounts with $2, the average account size would be approximately $10 ($500,000 divided by 50,000) and would not meet the Fund’s maintenance balance requirements. Prior to closing your account, the Fund will give you 30 days’ written notice during which time you may increase your balance to avoid having your account(s) closed.

By Check. Open your new account by completing an application and sending it along with a check payable to the Madison Institutional Equity Option Fund as follows:

Regular Mail:

Madison Mosaic Funds

c/o US Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight:

Madison Mosaic Funds

c/o US Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders (or redemption orders, as discussed below) does not constitute receipt by the transfer agent of the Fund.

By Wire. Please call the Fund before you wire money (no later than close of New York Stock Exchange; usually 3:00 p.m., Central Time) to ensure proper and timely credit to your account.

If you are making your first investment in the Fund, the Fund must have a completed account application before you wire funds. You can mail or overnight deliver your account application to the Fund. You may also fax the account application by calling the Fund at 888-670-3600 for a fax number. Upon receipt of your completed account application, the Fund will establish an account for you. The account number assigned will be required as part of the instruction that you should give to your bank to send the wire. Your bank must include the name of the Fund as well as your name and account number so that monies can be correctly applied. Your bank may charge you a fee for sending a wire to the Fund, but the Fund will not charge you a fee for this service.

Your bank should transmit funds by wire to:

U.S. Bank Milwaukee, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202

ABA # 075000022

Credit: U.S. Bancorp Fund Services

Acct # 112-952-137

FFC: Madison Institutional Equity Option Fund

(Shareholder name, #405 (fund number), and account number)

Wired funds must be received prior to 3:00 p.m. Central Time to be eligible for same day pricing. Neither the

Madison Mosaic Equity Trust  17

Fund nor U.S. Bank Milwaukee, N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Exchange. You may open a new account by exchange from an existing account when your new account will have the same registration and tax identification number as the existing account and you are investing at least $500,000. You may also qualify to open an account by exchange if you are investing less than $500,000 if you are a member of an institutional relationship (e.g., a retirement plan) that satisfies the $500,000 requirement. Exchanges may only be made into funds that are sold in the shareholder’s state of residence. A new account application is required only when the account registration or tax identification number will be different from the application for the existing account.

Unacceptable Forms of Investment. All purchases of Fund shares by check must be made in U.S. dollars and drawn on U.S. banks. For the purchase of Fund shares, the Fund does not accept:

•payment in cash;

•cashier’s checks in amounts of less than $10,000;

•third party checks, Treasury checks, credit card "convenience" checks, traveler’s checks, money orders or starter checks; or

•Post-dated checks, post-dated online bill pay checks or any conditional order or payment.

If your check does not clear, your purchase will be cancelled. If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result. The Fund reserves the right to reject any purchase in whole or in part.

How to Purchase Additional Shares

Purchase Price. Share prices (net asset values or "NAVs") are determined each business day at the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). Transaction requests received after the close of regular trading will be processed using the next day’s NAV. The NAV per share is not determined on days the New York Stock Exchange is closed for trading. Purchases are priced at the next share price determined after the purchase request is received in proper form by the Fund.

Purchases and Uncollected Funds. Sometimes a shareholder investment check or electronic transfer is returned to the Fund unpaid. In other words, the Fund sometimes gets checks that bounce. The Fund has a procedure to protect you and other shareholders from loss resulting from these items. The Fund may delay paying the proceeds of any redemption for 12 days or more until the Fund can determine that the check or other deposit item (including purchases by Electronic Funds Transfer or "EFT") used for purchase of the shares has cleared. Such deposit items are considered "uncollected" until the Fund determines that they have actually been paid by the bank on which they were drawn. Purchases made by federal funds wire are considered collected when received and not subject to the 12 day hold. All purchases earn dividends from the day after the day of credit to a shareholder’s account, even while not collected.

Minimum Subsequent Investment. Subsequent investments may be made for $10,000 or more. The Fund reserves the right to lower the minimum subsequent investment amount for all accounts or on a case by case basis in the interest of the Fund if approved by an officer of the Fund.

By Check. Please make your check payable to the Fund and mail it, along with an investment slip or, if you don’t have one, please write your account number and the name of the Fund on your check, to:

Regular Mail:

Madison Mosaic Funds

c/o US Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Overnight:

Madison Mosaic Funds

c/o US Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

18  Prospectus • May 1, 2011

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders does not constitute receipt by the transfer agent of the Fund.

By Wire. If you are making a subsequent purchase, your bank should wire funds as indicated below. To ensure proper and timely credit of a wire, you should notify the Fund at 888-670-3600 before each wire is made. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, please call the Fund. Your bank may charge you a fee for sending a wire to the Fund, but the Fund will not charge you a fee for this service. Please wire money to:

U.S. Bank Milwaukee, N.A.

777 East Wisconsin Avenue

Milwaukee, WI 53202

ABA # 075000022

Credit: U.S. Bancorp Fund Services

Acct # 112-952-137

FFC: Madison Institutional Equity Option Fund

(Shareholder name, #405 (fund number), and account number)

Wired funds must be received prior to 3:00 p.m. Central Time to be eligible for same day pricing. Neither the Fund nor U.S. Bank Milwaukee, N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Automatic Investment Plan. You can elect to have a monthly (or less frequent) automatic investment plan. The Fund will automatically credit your account and debit the bank account you designate with the amount of your investment. The automatic investment is processed as an electronic funds transfer ("ETF"). To establish an automatic investment plan, complete the appropriate section of the application or call the Fund for information. The minimum monthly amount for an ETF is $10,000. You may change the amount or discontinue the automatic investment plan at any time. The Fund does not charge a fee for this service. However, if your order is rejected by your financial institution, a $25 fee will be charged to your account.

How to Redeem Shares

Redemption Price. Share prices (net asset values or "NAVs") are determined each day at the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). Transaction requests received after the close of regular trading will be processed using the next day’s NAV. The NAV per share is not determined on days the New York Stock Exchange is closed for trading. Redemptions are priced at the next share price determined after the redemption request is received in proper form by the Fund.

Signature Guarantees. To protect your investments, the Fund requires signature guarantees for certain redemptions. A signature guarantee is a certification by a financial institution that knows you and recognizes that your signature on a document is genuine. A signature guarantee helps the Fund ensure the identity of the authorized shareholder(s). If you anticipate the need to redeem large amounts of money, you are encouraged to establish pre-authorized bank instructions on your account. You can pre-authorize bank instructions by completing the appropriate section of a new application or by calling the Fund to inquire about any necessary documents. A signature guarantee may be required to add or change bank instructions on an account.

A signature guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source is required for any redemption when:

•the proceeds are to be greater than $50,000;

•the proceeds are to be delivered to someone other than you, as shareholder of record;

•the proceeds are to be payable or sent to any person, address or bank account not previously designated on your account; or

•you changed your account address within 15 days prior to your redemption request; or

•you are requesting a change to your account registration.

Madison Mosaic Equity Trust  19

Redemptions and Uncollected Funds. Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your request in good form. However, in order to prevent possible fraud against the Fund, the Fund may delay paying the proceeds of any redemption until the Fund can determine that the check or other deposit item (including purchases by ETF) used to purchase shares has cleared. Such deposit items are considered "uncollected" until the Fund determines that the bank on which they were drawn has actually paid them. This may take up to 12 days. Purchases made with federal funds wire are considered collected when received and not subject to the 12-day hold.

By Telephone or By Mail.

•Redemption Request. Upon request by telephone or in writing, the Fund will send a redemption check of up to $50,000 to you, the shareholder, at your address of record only. A redemption request for more than $50,000 or for proceeds to be sent to anyone or anywhere other than the shareholder at the address of record must be made in writing, signed by all shareholders with their signatures guaranteed. See section "Signature Guarantees" above. Redemption requests in proper form received by mail and telephone are normally processed within one business day.

•Stop Payment Fee. To stop payment on a check issued by the Fund, call the Fund at 888-670-3600 immediately. Normally, the Fund charges a fee of $25.00, or the cost of stop payment, if greater, for stop payment requests on a check issued by the Fund on behalf of a shareholder. Certain documents may be required before such a request can be processed.

By Wire

•Procedures. With one business day’s notice, the Fund can send funds by wire transfer to the bank and account designated on the account application or by subsequent written authorization. If you anticipate the need to redeem large amounts of money, you are encouraged to establish pre-authorized bank wire instructions on your account. You can pre-authorize bank wire instructions by completing the appropriate section of a new application or by calling the Fund to inquire about any necessary documents. A signature guarantee guarantee or a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required to add or change bank wire instructions on an account. See "Signature Guarantees" above for more information.

The Fund accepts signature guarantees from banks with FDIC insurance, certain credit unions, trust companies, and members of a domestic stock exchange. A guarantee from a notary public is not an acceptable signature guarantee.

Redemptions by wire can be arranged by calling the telephone numbers on the back page of this prospectus. Requests for wire transfer must be made by 3:00 p.m. Central Time the day before the wire will be sent.

•Fee. There will be a $15 fee for redemptions by wire to domestic banks. Wire transfers sent to a foreign bank for any amount will be processed for a fee of $30 or the cost of the wire, if greater.

By Exchange. You can redeem shares from the Fund and concurrently invest the proceeds in another Madison Mosaic Fund account by telephone when your account registration and tax identification number are the same. There is no charge for this service.

Special Redemption Rules for IRAs. Because IRA owners must make a written withholding election for income tax purposes when they redeem shares from their IRA, IRA redemptions must be made in writing. Before you think you may need to redeem funds from your IRA, call the Fund for a form that contains the required tax election provisions. Shareholders must indicate on their redemption request whether or not to withhold federal income tax. Income tax withholding of 10% will apply to redemption requests unless you elect not to have tax withheld.

Distribution Options

The Fund may make periodic payments of dividends from income or capital gains. Your account application allows you to select the distribution option you would like for each type of distribution. If you do not make a selection

20  Prospectus • May 1, 2011

on your application, all of your distributions will be automatically reinvested in your Fund account.

If you do not want your distributions automatically reinvested, you can have your distributions (1) automatically invested in another Madison Mosaic Funds account, (2) paid to you by check, or (3) deposited directly to your bank account. However, for your protection, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest your distribution check in your account at the Fund’s then current net asset value and to reinvest all subsequent distributions.

Redemptions In Kind

If, in the opinion of the Board of Trustees of the Fund, extraordinary conditions exist which make cash payment for redemption requests undesirable, payments for any shares redeemed may be made in whole or in part in securities and other property of the Fund. However, the Fund has elected, pursuant to rules of the Securities and Exchange Commission, to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder’s redemptions in any 90-day period do not exceed the lesser of 1% of the aggregate net assets of the Fund or $250,000.

Any property of the Fund distributed to shareholders will be valued at fair value. In disposing of any such property received from the Fund, a shareholder might incur commission costs or other transaction costs. There is no assurance that a shareholder attempting to dispose of any such property would actually receive the full net asset value for it. Except as described herein, however, the Fund intends to pay for all share redemptions in cash.

How to Close an Account

To close an account, you should call the Fund for instructions. When you close your account, shares will be redeemed at the next determined net asset value. You can close your account by telephone, wire transfer or by mail as explained above in the section "How To Redeem Shares."

Other Fees

Returned Investment Check Fee. Your account will be charged (by redemption of shares) $25.00 for items deposited for investment that are returned unpaid for any reason.

Broker Fees. If you purchase or redeem shares through a securities broker, your broker may charge you a transaction fee. This charge is kept by the broker and not transmitted to the Fund. However, you can engage in any transaction directly with the Fund to avoid such charges.

Research and Other Fees. Shareholders who need investment records for years prior to the past calendar year may be charged a research fee of $5.00 per request.  The Fund reserves the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.

Retirement Plans and Custodian Fees

The Fund can be used for retirement plan investments, including IRAs.

IRAs

•Traditional IRAs. Traditional individual retirement accounts ("Traditional IRAs") may be nondeductible or partially deductible. Traditional IRA contributions up to the allowable annual limits may be made, and the earnings on such contributions will accumulate tax-free until distribution. Traditional IRA contributions that you deducted from your income taxes and the earnings on such contributions will be taxable when distributed. The Fund will provide you with an IRA disclosure statement with an IRA application. The disclosure statement explains various tax rules that apply to traditional IRAs. A separate application is required for IRA accounts.

•Roth IRAs. Roth IRAs are nondeductible; however, the earnings on such contributions will accumulate and are distributed tax-free as long as you meet the Roth IRA requirements. The Fund will provide you with an

Madison Mosaic Equity Trust  21

IRA disclosure statement with an IRA application. The disclosure statement explains various tax rules that apply to Roth IRAs. A separate application is required for Roth IRA accounts.

•Conversion Roth IRAs. You may convert all or part of your Traditional IRA into a Roth IRA. Please call the Fund for a Conversion Roth IRA form if you want to accomplish this conversion. You will be required to pay taxes on some or all of the amounts converted from a traditional IRA to a Conversion Roth IRA. You should consult your tax advisor and your IRA disclosure statement before you make this change.

IRA Fees.

•Annual IRA Fee and Fee Waiver. There is no annual IRA fee applicable to an investment in the Fund because the Fund has chosen to waive this fee.

•Distribution and Transfer Fees. There is a $25.00 fee for each distribution from an IRA (including rollovers) or transfer of an IRA to another institution.

•Excess Contribution and Recharacterization Fees. There is a $25 fee to process a refund of an excess IRA contribution in any year. Also, IRA contributions that must be reconverted or recharacterized are subject to this $25 processing fee.

Employer Plans. The Fund also offers SEP IRAs and SIMPLE retirement plans. Further information on the retirement plans available through Fund may be obtained by calling 888-670-3600.

22  Prospectus • May 1, 2011

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Madison Mosaic Equity Trust has a statement of additional information (“SAI”), which is incorporated by reference into this prospectus, that includes additional information about each Fund.  Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during their last fiscal year. The SAI, the Funds’ annual and semi-annual reports and other information about the Funds are available without charge by calling 1-800-368-3195, or by visiting the Funds’ Internet site at http://www.mosaicfunds.com.  Use the shareholder service number below to make shareholder inquiries.

You may also review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC.  Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

Transfer Agent

Madison Mosaic Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
www.mosaicfunds.com

Telephone Numbers

Shareholder Service
Toll-free nationwide: (888) 670 3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: (800) 336 3063

SEC File Number 811-03615

PROSPECTUS

May 1, 2011

Madison Mosaic
Equity Trust

Small/Mid-Cap Fund (Ticker Symbol: MADMX)

This fund is closed to new investment.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Madison Mosaic¨ Funds

www.mosaicfunds.com

Summary Data: Small/Mid-Cap Fund	1
Investment Objectives/Goals	1
Fees and Expenses	1
Portfolio Turnover	1
Principal Investment Strategies	1
Principal Risks	1
Risk/Return Bar Chart and Performance Table	2
Management	3
Purchase and Sale of Fund Shares	3
Tax Information	3
Investment Objective	3
Implementation of Investment Objective	3
Risks	5
Portfolio Holdings	5
Management	5
Investment Adviser	5
Compensation	6
Marketing/Distribution Arrangements	6
Pricing of Fund Shares	7
Shareholder Information	7
Purchase and Redemption Procedures	7
Dividends and Distributions	7
Frequent Purchases and Redemptions of Fund Shares	7
Taxes	9
Federal Taxes	9
State and Local Taxes	9
Taxability of Transactions	9
Certification of Tax Identification Number	9
Financial Highlights	10
Privacy Notice	11

SUMMARY DATA:  SMALL/MID-CAP FUND

Investment Objectives/Goals

The investment objective of the Small/Mid-Cap Fund (the "Fund") is to seek long-term growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees:

(fees paid directly from your investment)

Maximum sales charge (load)	None
Redemption fee	None
Exchange fee	None

Annual Fund Operating Expenses:

(expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.75%
Distribution (12b-1) fees	None
Other expenses	0.50%
Total annual fund operating expenses	1.25%

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the common stock of small and mid-sized companies. For this purpose, a "small or mid-sized company" is one with a market capitalization anywhere between the market capitalization of those companies at the low end of the Russell 2000¨ Index and the market capitalization of those companies at the high end of the Russell Midcap¨ Index. The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts). To the extent invested in common stocks, the Fund generally invests in 40-80 companies at any given time. This reflects the adviser’s belief that your money should be in the adviser’s top investment ideas, and that focusing on the adviser’s best investment ideas is the best way to achieve the Fund’s investment objectives.

In addition, the adviser selects companies that it believes show steady, sustainable growth and reasonable valuation, rather than "hot" stocks or "trendy" growth companies. Instead, the adviser will invest in the stocks of issuers that it believes have a blend of both value and growth potential: what the adviser calls "GARP" or "growth at a reasonable price." By pursuing this strategy, the adviser’s intent is that investors in the Fund will participate in market appreciation during bull markets. The strategy is also intended to protect investors during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Principal Risks

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your

Madison Mosaic Equity Trust  1

shares, you could lose money when you redeem your shares.

Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the Fund’s portfolio, the Fund is susceptible to capital gain realization. In other words, when the Fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The Fund’s sale of just a few positions will represent a larger percentage of the Fund’s assets compared with, say, a fund that has hundreds of securities positions.

Small-to-Mid Cap Company Risk. Investing in small and mid-sized companies involves greater risk than larger companies. The smaller the company, the more its stock is subject to abrupt or erratic price movements compared with larger-company stocks. Small companies, in particular, often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market. Moreover, the stocks of small companies can be illiquid. In such cases, the Fund may have difficulty selling holdings or may only be able to sell the holdings at prices substantially less than what the adviser believes they are worth.

Growth and Value Risks. Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the Fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Risk/Return Bar Chart and Performance Table

The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance since inception.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Small/Mid-Cap Fund Calendar Year Returns
Highest/lowest quarterly results during the period shown in the bar chart were:

Highest:20.17% (quarter ended 6-30-09)
Lowest: -7.80% (quarter ended 3-30-09)

Average Annual Total Returns (for the period ended December 31, 2010)
	One Year	Since Inception 12/31/08
Return before taxes	18.42%	23.91%
Return after taxes on distributions	16.84%	21.41%
Return after taxes on distributions and sale of fund shares	12.80%	19.31%
Russell 2500¨ Index (reflects no deduction for fees, expenses or taxes)	26.71%	32.37%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

2  Prospectus • May 1, 2011

Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Management

Investment Adviser. The investment adviser to the Investors Fund is Madison Investment Advisors, LLC ("Madison").

Portfolio Managers. Rich Eisinger (Managing Director and Vice President) and Matt Hayner (Vice President) co-manage the Fund. Mr. Eisinger has served in this capacity since the Fund’s inception in January 2009 and Mr. Hayner has served in this capacity since May 2010.

Purchase and Sale of Fund Shares

Purchase minimums

To establish an account:
$1,000 for a regular account
$500 for an IRA account
$100 for an Education Savings Account with automatic monthly investments of at least $100

To add to an account:
$50 for all account types

You may purchase, redeem or exchange shares of the Fund on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund.

Tax Information

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and will also generally be considered taxable income at the state and local level as well.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a financial advisor), the Fund’s investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE

Through this prospectus, Madison Mosaic Equity Trust (the "Trust") offers one portfolio for investment: the Small/Mid-Cap Fund (the "Fund"). The Fund’s investment objective is to seeks long-term growth. The Fund’s Board of Trustees may change the Fund’s investment objective without shareholder approval. However, you will receive prior written notice of any material change. There is no assurance that the Fund’s investment objective will be achieved.

IMPLEMENTATION OF

INVESTMENT OBJECTIVE

How Does Madison Select Stocks for the Fund? Madison follows a rigorous three-step process when evaluating companies. Namely, Madison considers (1) the business model, (2) the management team and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for a sustainable, competitive advantage, cash flow that is both predictable and growing, as well as a rock-solid balance sheet. When assessing management, Madison looks to see how they have allocated capital in the past, their track record for enhancing shareholder value and the nature of their accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Madison corroborates this valuation work with additional valuation methodologies. Often, Madison finds companies that clear the first or

Madison Mosaic Equity Trust  3

second hurdle, but not the third. Those companies are monitored for inclusion at a later date when the valuation is more appropriate.

Madison’s goal is to acquire companies when they are at the low end of their historical valuations. By avoiding overpriced securities, Madison attempts to avoid the most volatile and risky segments of the market. Instead, Madison will invest in the stocks of issuers that Madison believes have a blend of both value and growth potential: what Madison calls "GARP" for "growth at a reasonable price." By pursuing this strategy, Madison’s intent is that Fund shareholders will participate in market appreciation during bull markets, while being protected during bear markets compared with investors in portfolios holding more speculative and volatile securities.

Why Does Madison Sell Stocks in the Fund? Madison sells stocks for a number of reasons, including: (1) the valuation target Madison has set for stock has been achieved; (2) the fundamental business prospects for the company have materially changed; or (3) Madison finds a more attractive alternative.

How Many Stocks will the Fund Hold? Madison wants each stock in the Fund to represent a meaningful commitment. Therefore, to the extent invested in common stocks, the Fund generally invests in 40-80 companies at any given time. Madison believes this offers the benefits of diversification, yet focuses the Fund enough to allow for superior performance. It also reflects Madison’s belief that your money should be in Madison’s top investment ideas and that focusing on Madison’s best investment ideas is the best way to achieve the Fund’s investment objective.

Does the Fund Hold Much Cash? In order to meet day-to-day shareholder transaction requirements, the Fund will hold a certain amount of uninvested cash. Madison will normally invest this cash overnight in a repurchase agreement. Repurchase agreements involve the sale of securities to the Fund by a financial institution or securities dealer, simultaneous with an agreement by that seller to repurchase the securities at the same price, plus interest, at a later date. The Fund will limit the parties with which it will engage in repurchase agreements to those financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines adopted by the Trust’s Board of Trustees.

Can the Fund Adopt a Temporary Defensive Strategy? If Madison determines that it would be appropriate to adopt a temporary defensive investment position by reducing exposure in the equity markets, up to 100% of the Fund could be invested in short-term, fixed-income investments. To the extent the Fund invests a substantial amount in such short-term securities (i.e., more than it would under normal market conditions), the Fund may not achieve its stated investment objective.

What are the Fund’s Specific Investment Strategies? Under normal market conditions, the Fund invests at least 80% of its net assets in the common stock of "small-cap" and "mid-cap" companies at the time of purchase. The terms "small-cap" and "mid-cap" refer to the size of a company’s market capitalization or, in other words, how much a company is worth based on the value of all its outstanding stock. Madison will provide shareholders at least 60 days’ notice before this policy can change.

Although there are no universal definitions of small-cap and mid-cap, Madison looks at the range as including all companies from the low end of the Russell 2000¨ Index to the high end of the Russell Midcap¨ Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose capitalization no longer meets the Fund’s definition of small-cap or mid-cap after purchase continue to be considered as mid-cap for purposes of the 80% policy described above. The size of the companies in each index changes with market conditions and the composition of the index. Madison will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows outside of this range. The Fund does not have a minimum market capitalization. However, as a company’s capitalization gets smaller, it is generally less likely to pass Madison’s evaluation process described under "How do we select stocks for the Fund?" above.

4  Prospectus • May 1, 2011

The Fund’s total holdings of securities for any one broad economic sector (i.e., consumer, financial, health care, etc.) will never exceed 50% of the total market value of the Fund at the time of purchase. The Fund’s total holdings of securities for any one industry (for example, within the broadly defined "finance" sector, there are a variety of industries that include consumer finance companies, investment banks, broker-dealers, insurance companies, and mutual fund companies, among others) will not exceed 25% of the total market value of the Fund at the time of purchase. The Fund may also invest up to 25% of its assets in foreign securities (including American Depository Receipts).

RISKS

Market Risks. The Fund’s holdings will be subject to the economic, business and market risks associated with common stock investing. As a result, your investment in the Fund, when redeemed, may be worth more or less than the price you originally paid for it. While the Fund is a diversified mutual fund, Madison intends to limit the common stock portion of the portfolio to 40-80 companies, with each company representing no more than 5% of the portfolio at cost. As a result, the Fund’s daily net asset value may be more volatile than a fund with greater portfolio diversification.

Capital Gain Realization Risks to Taxpaying Shareholders. Another consequence of having a relatively low number of securities in Fund portfolios is that they may be susceptible to capital gain realization. For example, each year, if the Fund is successful in achieving its investment objective, it will likely sell securities that have reached Madison’s valuation targets for them. If the Fund sells, say, 15 stocks a year for this reason, that could represent about half of the Fund’s portfolio. As a result, the potential capital gains the Fund would be required to distribute may be higher than a fund that sells the same 15 stocks out of a portfolio of, say 100 stocks. Of course, this is not a concern for tax-exempt shareholders such as retirement plans or IRAs. In addition, in the event the Fund experiences more redemptions than sales in any year, Madison may be required to sell securities out of the Fund’s portfolio holdings in order to raise cash to meet these redemptions. Such sales may cause capital gains to be realized for tax purposes. Any such gains must be distributed among the remaining shareholders.

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Small/Mid-Cap Company Risk. A variety of risks related to investments in small and mid-cap companies are explained in the Summary section at the beginning of this prospectus. Because the Fund invests in smaller companies and may invest in new companies or in the securities of companies in emerging industries, the Fund bears an above-average level of market risk. For that reason, is should be only one part of an overall balanced investment program.

PORTFOLIO HOLDINGS

Portfolio holdings information is available on the Fund’s website at www.mosaicfunds.com. In addition, a complete description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the Fund’s SAI. Please see the back cover of this prospectus for information about the SAI.

MANAGEMENT

Investment Adviser

The investment adviser to the Fund is Madison Investment Advisors, LLC ("Madison"), located at 550 Science Drive, Madison, Wisconsin 53711. Madison is an indirect subsidiary of Madison Investment Holdings, Inc. ("MIH"). As of December 31, 2010, MIH, which was founded in 1974, and its subsidiary organizations, including Madison, managed approximately $15 billion in assets, including open-end mutual funds, closed-end mutual funds, separately managed accounts and wrap

Madison Mosaic Equity Trust  5

accounts. Madison is responsible for the day-to-day administration of the Fund’s activities.

Investment decisions regarding the Fund can be influenced in various manners by a number of individuals. Generally, all management decisions are the primary responsibility of Madison’s investment policy committee. The investment policy committee is made up of the top officers and managers of Madison.

Day-to-day decisions regarding the selection of individual securities and other management functions for the Fund are primarily the responsibilities of the following portfolio managers:

•Small/Mid-Cap Fund. Rich Eisinger and Matt Hayner co-manage the Fund. Mr. Eisinger is a Managing Director of Madison and is the lead equity manager for the firm’s mid-cap equity strategies. He joined Madison in 1997 and holds both an MBA and a law degree. Mr. Hayner is a Vice President of Madison, having joined the firm in 2002. Mr. Hayner holds the CFA designation.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Compensation

Investment Advisory Fee. Madison receives a fee for its services under an investment advisory agreement with the Fund. The annual fee is 0.75% of the average daily net assets of the Fund. This fee is deducted automatically from all accounts and is reflected in the daily share price of the Fund. A discussion regarding the basis for approval of the Fund’s investment advisory agreement with Madison is contained in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2010.

Other Expenses. Under a separate services agreement with the Fund, Madison provides or arranges for the Fund to have all other operational and support services needed by the Fund, for which Madison receives a fee of 0.50% (annualized) of the average daily net assets of the Fund. Because of this services arrangement with Madison, Madison is responsible for paying all of the Fund’s fees and expenses, other than (i) the investment advisory fee (described above), (ii) fees related to the Fund’s portfolio holdings (such as brokerage commissions, interest on loans, etc.), (iii) acquired fund fees, if any, and (iv) extraordinary or non-recurring fees (such as fees and costs relating to any temporary line of credit the Fund maintains for emergency or extraordinary purposes).

Marketing/Distribution Arrangements

Madison may incur certain costs or expenses that are paid solely by Madison and are not charged to shareholders or to the Fund relating to distribution of the Fund. Regardless of payments Madison makes for distribution (or to third parties in order for the Fund to be available to potential shareholders through a variety of institutions or so-called "distribution channels"), Madison’s belief is that shareholders should invest in the Fund based solely on the merits of the Fund. Madison’s intention in expanding the distribution channels for the Fund is to make the Fund available to all investors for which it is a suitable investment choice. Qualifying dealers through which Fund shares are made available incur marketing support expenses in connection with including the Fund in their trading platforms. In light of this, Madison may share with authorized distributors certain marketing expenses or pay for the opportunity to distribute the Fund, sponsor informational meetings or seminars, support for marketing materials or business building programs. Madison and/or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, distributors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payment arrangements will not change the price you pay for shares of Fund or the amount that Madison or the Fund receives on behalf of any investor. Payments Madison makes to distributors may provide incentives for them to make shares of the Fund available to their customers and may allow the Fund greater access to their customers than would be the case if no payments were paid. You may wish to consider whether such arrangements exist when evaluating any recommendations from your financial advisor to purchase or sell Fund shares.

6  Prospectus • May 1, 2011

PRICING OF FUND SHARES

The price of the Fund’s shares is based on the net asset value ("NAV") per share. NAV per share equals the total daily value of the Fund’s assets, minus its liabilities, divided by the total number of shares. NAV is calculated at the close of the New York Stock Exchange (typically 3:00 p.m., Central Time) each day it is open for trading. The New York Stock Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

When you purchase or redeem shares, your transaction will be priced based on the next calculation of NAV after your order is placed. This may be higher, lower or the same as the NAV from the previous day.

Madison uses the market value of the securities in the Fund to calculate NAV. Madison obtains the market value from one or more established pricing services. The Fund maintains a pricing committee to review market value of portfolio securities to determine whether or not prices obtained from the pricing services are fair. In accordance with policies approved by the Board of Trustees of the Fund, the pricing committee may determine that the "fair value" of a particular security is different than the market value provided by the pricing service. Although this would be an unusual occurrence for the types of securities held by the Fund, this may occur, for example, due to events or information not known to the pricing service or due to events occurring in other parts of the world. In using fair value pricing, the Fund’s goal is to prevent share transactions from occurring at a price that is unrealistically high or low based on information known but not reflected in the "market" price of portfolio securities calculated at the close of the New York Stock Exchange.

SHAREHOLDER INFORMATION

Purchase and Redemption Procedures

Information regarding how to purchase and sell shares in any Madison Mosaic Fund (including the Fund) is provided in a separate brochure entitled, "Madison Mosaic’s Guide to Doing Business," which is incorporated by reference into this prospectus.

Dividends and Distributions

The Fund’s net income, if any, is declared as dividends and distributed to shareholders annually, usually at the end of the calendar year, and any net realized capital gains will also be paid to shareholders at least annually as capital gains distributions.

Distributions are paid in the form of additional shares credited to your account, unless you elect in writing to receive dividend checks or payments by electronic funds transfer. Please refer to "Madison Mosaic’s Guide to Doing Business" for more information about distribution options.

Frequent Purchases and Redemptions of Fund Shares

General Rule. Madison Mosaic Funds discourage investors from using the Fund to frequently trade or otherwise attempt to "time" the market. As a result, the Fund reserves the right to reject a purchase or exchange request for any reason.

Market Timing. It is the policy of Madison Mosaic Funds to block shareholders or potential shareholders from engaging in harmful trading behavior, as described below, in any Madison Mosaic Fund (including the Fund). To accomplish this, the Fund reserves the right to reject a purchase or exchange request for any reason, without notice. This policy does not affect a shareholder’s right to redeem an account.

In addition, the Fund has written agreements in place with intermediaries who hold Fund shares on behalf of others (e.g., brokers, banks and plan administrators) which give the Fund the authority to identify third parties who invest in the Fund through such intermediaries so that the Fund can prevent them from engaging in harmful frequent trading and market-timing activity as described below.

Identifiable Harmful Frequent Trading and Market-Timing Activity. Madison Mosaic Funds defines harmful trading activity as that activity having a negative effect on portfolio management or Fund expenses. For example, a Fund subject to frequent trading or "market-timing" must maintain a large cash balance in order to permit the

Madison Mosaic Equity Trust  7

frequent purchases and redemptions caused by market-timing activity. Cash balances must be over and above the "normal" cash requirements the Fund keeps to handle redemption requests from long-term shareholders, to buy and sell portfolio securities, etc. By forcing a Fund’s portfolio manager to keep greater cash balances to accommodate market timing, the Fund may be unable to invest its assets in accordance with the Fund’s investment objectives. Alternatively, harmful trading activity may require frequent purchase and sale of portfolio securities to satisfy cash requirements. To the extent market-timing activity of this sort requires the affected Fund to continually purchase and sell securities, the Fund’s transaction costs will increase in the form of brokerage commissions and custody fees. Finally, frequent trading activity results in a greater burden on the affected Fund’s transfer agent, increasing transfer agent expenses and, if not actually raising Fund expenses, at least preventing them from being lowered.

For all of the above reasons, the Fund monitors cash flows and transfer agent activity in order to identify harmful activity. Furthermore, when approached by firms or individuals who request access for market timing activities, the Fund declines such requests; when trades are attempted without such courtesy, the Fund makes every effort to block them and prohibit any future investments from the source of such trades. The Fund does not define market-timing by the frequency or amount of trades during any particular time period. Rather, the Fund seeks to prevent market-timing of any type that harms the Fund in the manner described above.

The Fund does not currently impose additional fees on market timing activity, nor does it restrict the number of exchanges shareholders can make, although the right to do so is reserved upon notice in the future. The Fund does not specifically define the frequency of trading that will be considered "market timing" because the goal is to prevent any harm to long-term investors that is caused by any out-of-the-ordinary trading or account activity. As a result, when the Fund identifies any shareholder activity that causes or is expected to cause the negative results described above, the Fund will block the shareholder from making future investments. In effect, the Fund allows harmful market-timers to leave Madison Mosaic Funds and shuts the doors to their return.

The Fund uses its discretion to determine whether transaction activity is harmful based on the criteria described above. Except as described below, the Fund does not distinguish between shareholders that invest directly with the Fund or shareholders that invest with Madison Mosaic Funds through a broker (either directly or through an intermediary account), an investment adviser or other third party as long as the account is engaging in harmful activity as described above.

Other Risks Associated with Market Timing. Moving money in and out of Funds on short notice is a strategy employed by certain investors who hope to reap profits from short-term market fluctuation. This is not illegal, but is discouraged by many funds since it can complicate fund management and, if successfully employed, have a negative impact on performance. In particular, a successful "market-timer" could, over time, dilute the value of fund shares held by long-term investors by essentially "siphoning off" cash by frequently buying fund shares at an NAV lower than the NAV at which the same shares are redeemed. Nevertheless, the success of any market-timer is not considered by Madison Mosaic Funds. Rather, the Fund will block ALL identifiable harmful frequent trading and market-timing activity described above regardless of whether the market-timer is successful or unsuccessful. In any event, investors in any of the Madison Mosaic Funds should be aware that dilution caused by successful market timing by some shareholders is a risk borne by the remaining shareholders.

Exceptions or Other Arrangements. It is possible that the Fund will not detect certain frequent trading or market timing activity in small amounts that, because of the relatively small size of such activity, is subsumed by the normal day-to-day cash flow of the Fund (see the section above entitled "Other Risks Associated with Market Timing"). However, the Fund believes its procedures are adequate to identify any market timing activity having the harmful effects identified in the section entitled "Identifiable Harmful Frequent Trading and Market-Timing Activity" regardless of the nature of

8  Prospectus • May 1, 2011

the shareholder or method of investment in Madison Mosaic Funds.

Because the Fund discourages market timing in general, Madison Mosaic Funds does not currently, nor does it intend to, have any arrangements or agreements, formal or informal, to permit any shareholders or potential shareholders to directly or indirectly engage in any type of market-timing activities, harmful or otherwise.

Although the Fund believes reasonable efforts are made to block shareholders that engage in or attempt to engage in harmful trading activities, the Fund cannot guarantee that such efforts will successfully identify and block every shareholder that does or attempts to do this.

TAXES

Federal Taxes

The Fund will distribute to shareholders 100% of its net income and net capital gains, if any. The capital gains distribution is determined as of October 31st each year and distributed annually.

All dividend and capital gain distributions, if any, will be taxable to you. A portion of the dividends paid from the income of the Fund may be taxed at the long-term capital gains rate (currently, the maximum rate is 15%). Dividends that constitute "qualified dividends" are also taxed at this rate. The Trust will inform shareholders of the nature of the Fund’s dividends (e.g., ordinary income, short-term capital gains, "qualified dividends" or long-term capital gains) in January each year when the Trust sends you your annual notice of dividends and other distributions paid during the prior year.

Capital gains distributions can be taxed at different rates depending on the length of time the securities were held. Income designated as short-term capital gains are taxed at ordinary income rates, rather than the 15% "qualified dividend" rate. Distributions paid from the Fund’s long-term capital gains and designated as capital gain distributions generally are taxable as long-term capital gains, regardless of the length of time you held your shares.

State and Local Taxes

Similar to the treatment of Fund distributions at the federal level, dividend income and capital gains distributions are generally considered taxable income at the state and local levels.

Taxability of Transactions

Your redemption of Fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of Fund shares for shares in any other Madison Mosaic Fund will have similar tax consequences. It is your responsibility to calculate the cost basis of shares purchased. You must retain all statements received by the Fund to maintain accurate records of your investments.

Certification of Tax Identification Number

Account applications without a social security number will not be accepted. If you do not provide a valid social security or tax identification number, you may be subject to federal withholding at a rate of 28% of your Fund distributions (including redemption proceeds). Any fine assessed against the Fund that results from your failure to provide a valid social security or tax identification number will be charged to your account.

This section is not intended to be a full discussion of federal, state or local income tax laws and the effect of such laws on you. There may be other tax considerations applicable to a particular investor. You are urged to consult with your own tax advisor. In addition, please see the SAI for more information about taxes.

Madison Mosaic Equity Trust  9

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund’s financial performance for the past five years (or since inception of the Fund, if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been derived from financial statements audited by Grant Thornton LLP, whose report dated February 22, 2011, along with the Fund’s financial statements, is included in the annual report which is available upon request.

SMALL/MID-CAP FUND
	Year Ended December 31,
	2010	2009
Net asset value, beginning of year	$11.92	$10.00*
Investment operations:
Net investment income	0.001	(0.03)
Net realized and unrealized gain (loss) on investments	2.20	3.01
Total from investment operations	2.20	2.98
Less distributions:
From net investment income	0.001	–
From net capital gains	(0.82)	(1.06)
Total distributions	(0.82)	(1.06)
Net asset value, end of year	$13.30	$11.92
Total return (%)	18.42	29.66
Ratios and supplemental data
Net assets, end of year (in thousands)	$1,763	$1,056
Ratio of expenses to average net assets (%)	1.25	1.24
Ratio of net investment income to average net assets (%)	0.02	(0.31)
Portfolio turnover (%)	61	74

1 Greater than zero but less than a penny.
* The Fund commenced operations on January 1, 2009.

10  Prospectus • May 1, 2011

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Madison Mosaic Equity Trust has a statement of additional information (“SAI”), which is incorporated by reference into this prospectus, that includes additional information about each Fund.  Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during their last fiscal year. The SAI, the Funds’ annual and semi-annual reports and other information about the Funds are available without charge by calling 1-800-368-3195, or by visiting the Funds’ Internet site at http://www.mosaicfunds.com.  Use the shareholder service number below to make shareholder inquiries.

You may also review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, DC.  Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

In addition to the SAI, “Madison Mosaic’s Guide to Doing Business,” which provides information on how to purchase and sell shares in any Madison Mosaic Fund, is incorporated by reference into this prospectus.

Transfer Agent

Madison Mosaic Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
www.mosaicfunds.com

Telephone Numbers

Shareholder Service
Toll-free nationwide: (888) 670 3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: (800) 336 3063

SEC File Number 811-03615

Statement of Additional Information
Dated May 1, 2011
For use with the Prospectuses of the Funds dated May 1, 2011

Madison Mosaic Equity Trust
Investors Fund (Ticker Symbol: MINVX)
Mid-Cap Fund (Ticker Symbol: GTSGX)
Small/Mid-Cap Fund (Ticker Symbol: MADMX)
Balanced Fund (Ticker Symbol:  BHBFX)
Disciplined Equity Fund (Ticker Symbol: MADEX)
Madison Institutional Equity Option Fund (Ticker Symbol:  MADOX)

550 Science Drive
Madison, Wisconsin 53711
800-368-3195

This Statement of Additional Information (“SAI”) is not a prospectus. You should read this SAI with the prospectuses of Madison Mosaic Equity Trust (the “Trust”) bearing the date indicated above (“Prospectuses”).  You can obtain copies of the Prospectuses from Madison Mosaic Funds® at the address and telephone number shown above.

Audited financial statements for the Trust for the fiscal year ended December 31, 2010 appear in the Trust’s Annual Report to Shareholders for that period, which is incorporated herein by reference.  You can obtain a copy of the Annual Report at no charge by writing or calling Madison Mosaic Funds® at the address and telephone numbers shown above.

FUND HISTORY	1
DESCRIPTION OF THE FUNDS	1
Classification	1
Investment Strategies and Risks	1
Non-Fundamental Fund Policies	5
Fundamental Policies	6
Investment Percentage Limitations	8
Short-Term Investments	8
Portfolio Turnover	9
Disclosure of Portfolio Holdings	9
MANAGEMENT OF THE FUNDS	11
Trustees and Officers	11
Board Qualifications	16
Board Committees	16
Leadership Structure of the Board	17
Trustees’ Holdings	18
Independent Trustee Compensation	18
CODE OF ETHICS	18
PROXY VOTING POLICIES, PROCEDURES AND RECORDS	19
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	19
INVESTMENT ADVISORY AND OTHER SERVICES	20
Investment Adviser	20
Principal Distributor	21
Services Provided by Madison and Fund Expenses Paid by Third Parties	22
Services Agreement	22
Other Service Providers	23
PORTFOLIO MANAGERS	23
Other Accounts Managed	23
Compensation	25
Material Conflicts of Interest	26
Ownership of Securities	26
BROKERAGE ALLOCATION AND OTHER PRACTICES	26
CAPITAL STOCK AND OTHER SECURITIES	28
Summary	28
Shares and Classes of Shares	28
Share Splits and Liquidation Rights	28
Shareholder Meetings	29
Voting Rights	29
Shareholder Liability	29
Liability of Trustees and Others	29
PURCHASE, REDEMPTION AND PRICING OF SHARES	30
Offering Price	30
Shareholder Service Policies	30
Minimum Initial Investment and Minimum Balance	31
Special Service Charges	31
Share Certificates	31
Crediting of Investments	31
Purchase Orders from Brokers	31
Redemptions	31
Unusual Circumstances Resulting in Suspension of Payments	32
Final Payments on Closed Accounts	32
Payments in Kind	32
Address Changes and Lost Shareholder Accounts	32
Dividend Payments	33
TAXATION OF THE TRUST	33
Federal Income Tax Requirements	33
Tax Consequences to Shareholders	33
Wash Sales	34
Dividends Received Deduction	34
28% Withholding	34
Personal Holding Company	34
FINANCIAL STATEMENTS	34
APPENDIX A	35

FUND HISTORY

Madison Mosaic Equity Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Trust has six separate portfolios or funds (each, a “Fund” and collectively, the “Funds”), as follows:

(1)	Investors Fund—continuing the operations of Bascom Hill Investors, Inc., which merged into the Investors Fund in June 1997. Before the merger, the fund was known as the Select Growth Fund;
(2)	Mid-Cap Fund—known as the Mid-Cap Growth Fund before January 1, 2002 and as the Special Growth Fund before May 12, 1997;
(3)	Small/Mid-Cap Fund—with an inception date of December 31, 2008 (publicly available January 1, 2009);
(4)	Balanced Fund—continuing the operations of Bascom Hill Balanced Fund, Inc., which merged into what was then known as the Equity Income Fund in June 1997;
(5)
Disciplined Equity Fund—known as the Foresight Fund prior to May 1, 2008, was an asset allocation fund prior to May 1, 2007 and an international emerging markets fund called the Worldwide Growth Fund prior to January 1, 1998; and

(6)	Madison Institutional Equity Option Fund (“MADOX”)—with an inception date of March 31, 2006.

The Trust was originally known as GIT Equity Trust. The Trust changed its name in 1997 to Mosaic Equity Trust.  Since 2006, the Trust has been known as Madison Mosaic Equity Trust.

Currently, Madison Investment Advisors, LLC (“MIA”) serves as the investment adviser to each of the Funds, except MADOX, which is managed by Madison Asset Management, LLC (“MAM”).  Both MIA and MAM are controlled subsidiaries of Madison Investment Holdings, Inc. (MAM is a direct subsidiary and MIA is an indirect subsidiary).  Because MIA and MAM share office space and investment management personnel, for ease of reference, the term “Madison” will be used to refer to the both entities.

DESCRIPTION OF THE FUNDS

Classification

The Trust is a diversified open-end management investment company, commonly known as a mutual fund.  The Trust currently offers six series of shares for sale:  (1) Investors Fund shares, (2) Mid-Cap Fund shares, (3) Small/Mid-Cap Fund shares, (4) Balanced Fund shares, (5) Disciplined Equity Fund shares and (6) Madison Institutional Equity Option Fund shares, each managed as a diversified fund.

Investment Strategies and Risks

The Investors, Mid-Cap, Small/Mid-Cap, Disciplined Equity and Madison Institutional Equity Option Funds seek to achieve their investment objectives through diversified investments principally in equity securities, while the Balanced Fund seeks to achieve its investment objective through diversified investments in a combination of equity and fixed-income securities.

The investment objectives of the Funds are described in the Prospectuses. You should also read the Prospectuses for information about each Funds’ principal investment strategies and risks.

If any Fund is ever required to notify you that it will be making a change to an investment policy reflected in its name, you will receive a separate written explanation of the change at least 60 days in advance. This notice will contain a statement in bold-face type alerting you that the notice is an “Important Notice Regarding Change in Investment Policy” and this statement will also be on the envelope uses to mail the notice to you (unless, of course, the notice is the only material being sent to you).

In addition to the principal investment strategies described in the Prospectuses, the following describes additional investment strategies. Also discussed are the risks associated with such strategies that you should understand.

Covered Call Options.  Madison may write “covered call options” for each Fund against any of its portfolio securities. These options contracts are sold on a national options exchange or in the over-the-counter market allowing the purchaser of the contract to buy specified underlying securities at a specified price (the “strike price”) prior to a specified expiration date. Writing covered call options may increase the Fund’s realized gains, because a fee (the “premium”) is received by the Fund for each option contract written. However, unless the option contract is exercised, it has no other ultimate impact on the Fund.  The premium received, plus the strike price of the option, will always be greater than the value of the underlying securities at the time the option is written. When an option contract is “covered” it means that the Trust, as the writer of the option contract, holds in its portfolio the underlying securities described in the contract or securities convertible into such securities. Thus, if the holder of the option decides to exercise his purchase rights, the Fund may sell at the strike price securities it already holds in the portfolio or may obtain by conversion (rather than risking having to first buy the securities in the open market at an undetermined price). However, an option contract would not normally be exercised unless the market price for the underlying securities specified were greater than the strike price. Thus, when an option is exercised, Madison will normally be (i) forced to sell portfolio securities at a price below their current market value, or (ii) required to buy a corresponding call contract at a price reflecting this price differential to offset the call contract previously written (such an offsetting call contract purchase is called a “closing purchase transaction”).

To the extent Madison writes covered call options for any Fund, Madison will be foregoing any opportunity for appreciation on the underlying securities above the strike price during the period before the option contract expires. Madison may close out call option contracts written at any time in closing purchase transactions, but there is no assurance that Madison will be able to effect such transactions at any particular time or at an acceptable price. Madison will select all of the Fund’s investments on a basis consistent with its investment policies, notwithstanding the potential for additional premium gains from option writing.

If Madison misgauges market values or other economic factors when engaging in a defensive strategy of investing in options, the applicable Fund may be worse off than had it not employed the defensive strategy. While defensive strategies can reduce the risk of loss, they can also reduce the opportunity for gain since they offset favorable price movements. The use of defensive strategies may result in a disadvantage to the fund if it is not able to purchase or sell a portfolio holding at an optimal time. This can happen if it needs to cover its position or if there is no market for its position.

As a general rule, a Fund will recognize short-term capital gains (taxed as ordinary income) upon the expiration of an option that it has written. Likewise, if a Fund enters into a closing transaction, the difference between the amount paid to close out its option position and the premium received for writing the option will be short-term gain or loss. Because covered call writing is a principal strategy of the Madison Institutional Equity Option Fund, investors in that fund should refer to the more detailed description of tax-related matters related to covered call writing contained in the “Tax Risk” section of the Prospectus.

When-Issued Securities. Madison may purchase and sell securities for any Fund on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions happen when securities are bought or sold with payment for and delivery of the securities scheduled to take place at a date later than normal settlement. For example, Madison may purchase newly issued bonds on a when-issued basis, with payment and delivery to take place 15 to 45 days after Madison commits to the purchase.  Fluctuations in the value of securities Madison agrees to buy or sell on a when-issued basis may increase changes in a Fund’s value. This is because the fluctuations in value must be added to changes in the values of securities actually held in the Fund during the same period.

When engaging in when-issued or delayed delivery transactions, Madison must rely on the seller or buyer to complete the transaction at the scheduled time. If the other party fails to do so, Madison might lose an opportunity for a more advantageous purchase or sale. If the transaction is completed, intervening changes in market conditions or the issuer’s financial condition could make it less advantageous than investment alternatives available at the time of settlement.  While Madison will only commit to security purchases it intends to complete on behalf of a Fund, Madison may sell any securities purchase contracts before settlement of the transaction. If this occurs, the Fund could realize a gain or loss despite the fact that the original transaction was never completed.

When Madison purchases when-issued securities, it will take certain actions to protect the Trust. Namely, Madison will maintain in a segregated account a combination of designated liquid investments and cash sufficient in value to provide adequate funds to complete the scheduled purchase.

Repurchase Agreement Transactions.  A repurchase agreement involves acquiring securities from a financial institution, such as a bank or securities dealer, with the right to resell the same securities to the financial institution on a future date at a fixed price. Repurchase agreements are a highly flexible medium of investment. This is because they may be made for very short periods, including maturities of only one day. Under the Investment Company Act of 1940, as amended (the “1940 Act”), repurchase agreements are considered loans and the securities involved may be viewed as collateral.  If Madison invests in repurchase agreements, the Funds could be subject to the risk that the other party may not complete the scheduled repurchase. In that case, the Funds would be left holding securities. If those securities decline in price to a value of less than the amount due at the scheduled time of repurchase, then the Funds could suffer a loss of principal or interest.  In the event of insolvency or bankruptcy of the other party to a repurchase agreement, the Funds could encounter restrictions on the exercise of their rights under the repurchase agreement.

Reverse Repurchase Agreements. If any Fund requires cash to meet redemption requests and Madison determines that it would not be advantageous to sell portfolio securities to meet those requests, then Madison may sell the Fund’s securities to another investor with a simultaneous agreement to repurchase them. Such a transaction is commonly called a “reverse repurchase agreement.” It has the practical effect of constituting a loan to the Fund, the proceeds would be used to meet cash requirements for redemption requests.  During the period of any reverse repurchase agreement, the affected Fund would recognize fluctuations in value of the underlying securities to the same extent as if those securities were held by the Fund outright. If Madison engages in reverse repurchase agreement transactions for any Fund, Madison will take steps to protect the Fund.  Madison will maintain in a segregated account a combination of designated liquid securities and cash that is sufficient in aggregate value to provide adequate funds to complete the repurchase.

Loans of Fund Securities.  In certain circumstances, Madison may be able to earn additional income for the Funds by loaning portfolio securities to a broker-dealer or financial institution. Madison may make such loans only if cash or U.S. Government securities, equal in value to 100% of the market value of the securities loaned, are delivered to the Funds by the borrower and maintained in a segregated account at full market value each business day.  During the term of any securities loan, the borrower must pay the applicable Fund all dividend and interest income earned on the loaned securities. At the same time, the Fund will also be able to invest any cash portion of the collateral or otherwise charge a fee for making the loan, thereby increasing the Fund’s overall potential return.  If Madison makes a loan of securities, the affected Fund would be exposed to the possibility that the borrower of the securities might be unable to return them when required. This would leave the Fund with the collateral maintained against the loan. If the collateral were of insufficient value, the Fund could suffer a loss.

Any loans by the Funds of portfolio securities will be made in accordance with applicable guidelines established by the Securities and Exchange Commission (the “SEC”) and under procedures adopted by the Board of Trustees of the Trust. In determining whether to lend securities to a particular broker, dealer or other financial institution, Madison will consider the creditworthiness of the borrowing institution. Madison will not enter into any securities lending agreement having a duration of greater than one year.

American Depository Receipts. Madison may invest in American Depository Receipts (“ADRs”) on behalf of the Funds. These instruments are negotiable receipts for a given number of shares of securities in a foreign corporation. The foreign stock certificates remain in the custody of a foreign bank. ADRs are issued by large commercial U.S. banks and traded in U.S. markets or on U.S. exchanges. The ADR represents the depository bank’s guarantee that it holds the underlying securities.  Madison may invest in an ADR in lieu of trading in the underlying shares on a foreign market. ADRs are subject to a degree of U.S. regulation and are denominated in U.S. dollars.

Convertible Securities.  In addition to other equity securities, Madison may invest in “convertible securities” on behalf of the Funds. Securities convertible into common stocks and securities having equity characteristics are bonds that are convertible into a specific number of shares of the common stock of the issuer either at any time or usually at a specific future date at a determined price per share of common stock. Such bonds tend to participate in a substantial portion of the price appreciation of the underlying common stock. At the same time, they often enjoying some protection against depreciation due to higher interest rates afforded most bonds and because of the anticipation of the bond’s maturity.

Madison anticipates that convertible securities will represent less than 25% of any Fund’s total assets. All convertible bonds must meet the same quality ratings required of corporate bonds, as described for commercial paper below. The risks involved in investment in convertible securities are similar to the risks of investment in the underlying common stocks.

Financial Futures Contracts.  Madison may use financial futures contracts, including contracts traded on a regulated commodity market or exchange, to purchase or sell securities for the Funds. A futures contract on a security is a binding contractual commitment that, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing a futures contract, Madison obligates the affected Fund to make delivery of the security against payment of the agreed price.

Madison will use financial futures contracts only when it intends to take or make the required delivery of securities. However, if it is economically more advantageous to do so, Madison may acquire or sell the same securities in the open market instead and concurrently liquidate the corresponding futures position by entering into another futures transaction that precisely offsets the original futures position.  A financial futures contract for a purchase of securities is called a “long” position, while a financial futures contract for a sale of securities is called a “short” position. A short futures contract acts as a hedge against a decline in the value of an investment. This is because it locks in a future sale price for the securities specified for delivery against the contract. A long futures contract acts to protect against a possible decline in interest rates. Hedges may be implemented by futures transactions for either the securities held or for comparable securities that are expected to parallel the price movements of the securities being hedged.  Customarily, most futures contracts are liquidated prior to the required settlement date by disposing of the contract. This transaction may result in either a gain or loss. When part of a hedging transaction, this gain or loss is expected to offset corresponding losses or gains on the hedged securities.

If Madison uses financial futures contracts for the Funds, it would do so as a defense, or hedge, against anticipated interest rate changes and not for speculation. A futures contract sale is intended to protect against an expected increase in interest rates and a futures contract purchase is intended to offset the impact of an interest rate decline. By means of futures transactions, Madison may arrange a future purchase or sale of securities under terms fixed at the time the futures contract is made.

The Funds will incur brokerage fees in connection with any futures transactions. Also, the Funds will be required to deposit and maintain cash or Government securities with brokers as margin to guarantee performance of its futures obligations. When purchasing securities by means of futures contracts, Madison takes steps to protect the Funds. Madison will maintain in a segregated account (including brokerage accounts used to maintain the margin required by the contracts) a combination of liquid, high grade investments and cash that is sufficient in aggregate value to provide adequate funds to complete the purchase.

While Madison may use futures to reduce the risks of interest rate fluctuations, futures trading itself entails certain other risks. Thus, while the Funds may benefit from using financial futures contracts, unanticipated changes in interest rates may result in a poorer overall performance than if the Funds had not entered into any such contracts.

The Commodity Futures Exchange Commission (the “CFTC”), a federal agency, regulates trading activity in futures contracts and related options contracts pursuant to the Commodity Exchange Act, as amended (the “CEA”).  The CFTC requires the registration of a Commodity Pool Operator (“CPO”), which is defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market.  The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which files a notice of eligibility.  The Funds have filed a notice of eligibility claiming exclusion from the status of CPO and, therefore, are not subject to registration or regulation as a CPO under the CEA.

Foreign Securities.  Madison may invest up to 25% of each Fund’s assets in securities of foreign issuers that are listed on a recognized domestic or foreign exchange.  Foreign investments involve certain special considerations not typically associated with domestic investments. Foreign investments may be denominated in foreign currencies and may require the affected Fund to hold temporary foreign currency bank deposits while transactions are completed. The Fund might benefit from favorable currency exchange rate changes, but it could also be affected adversely by changes in exchange rates. Other risks include currency control regulations and costs incurred when converting between various currencies. Furthermore, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting requirements applicable to domestic issuers, and there may be less publicly available information about such issuers.

In general, foreign securities markets have substantially less volume than comparable domestic markets and therefore foreign investments may be less liquid and more volatile in price than comparable domestic investments. Fixed commissions in foreign securities markets may result in higher commissions than for comparable domestic transactions, and foreign markets may be subject to less governmental supervision and regulation than their domestic counterparts.
Foreign securities transactions are subject to documentation and delayed settlement risks arising from difficulties in international communications. Moreover, foreign investments may be adversely affected by diplomatic, political, social or economic circumstances or events in other countries, including civil unrest, expropriation or nationalization, unanticipated taxes, economic controls, and acts of war. Individual foreign economies may also differ from the United States economy in such measures as growth, productivity, inflation, national resources and balance of payments position.

Securities with Variable Interest Rates.  Some of the securities Madison purchases for the Balanced Fund may carry variable interest rates. Securities with variable interest rates normally are adjusted periodically to pay an interest rate that is a fixed percentage of some base rate, such as the “prime” interest rate of a specified bank. The rate adjustments may be specified either to occur on fixed dates, such as the beginning of each calendar month, or to occur whenever the base rate changes. Certain of these variable rate securities may be payable by the issuer upon demand of the holder, generally within seven days of the date of demand. Others may have a fixed stated maturity with no demand feature. Variable rate securities may offer higher yields than are available from shorter-term securities. When interest rates generally are falling, the yields of variable rate securities will tend to fall. Likewise, when rates are generally rising, variable rate yields will tend to rise.

Variable rate securities may not always be rated and may not have a readily available secondary market. Madison’s ability to obtain payment after the exercise of demand rights could be adversely affected by subsequent events prior to repayment of the investment at par. Madison will monitor on an ongoing basis the revenues and liquidity of issuers of variable rate securities and the ability of such issuers to pay principal and interest pursuant to any demand feature.

Non-Fundamental Fund Policies

The Funds have a number of limitations on their investment activities designated as “Non-Fundamental Policies.” These limitations are described below.  By designating these policies as non-fundamental, the Funds’ Board of Trustees can change them without a vote of Fund shareholders.  The investment objective of each Fund is not a fundamental policy and, therefore, may be changed without shareholder approval.

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Derivatives.  Madison may invest in financial futures contracts, repurchase agreements and reverse repurchase agreements as described in the “—Investment Strategies and Risks” section above; however, Madison has not purchased financial futures contracts or engaged in any reverse repurchase agreement transaction for the Funds since assuming management of the Trust.  It is Madison’s policy never to invest in any other type of so-called “derivative” securities, including, but not limited to, options on futures contracts, swaps, caps, floors and other synthetic securities. The Funds’ Board of Trustees must provide advance approval for any deviation from this policy.

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Options Contracts.  Madison will not sell the securities covering an option contract written prior to its expiration date unless Madison purchases substitute covering securities or unless the contract written is first offset in a closing purchase transaction. Except as disclosed in the Prospectus of the Madison Institutional Equity Option Fund, Madison will not write additional option contracts if more than 25% of the assets of any Fund (other than the Madison Institutional Equity Option Fund) would then be required to cover the options written.

Securities Loans.  If Madison loans any Fund securities, it is Madison’s policy to have the option to terminate any loan at any time upon 7 days’ notice to the borrower. The Funds may pay fees for the placement, administration and custody of securities loans, as appropriate.

•	Assets as Collateral. Madison will not pledge, mortgage or hypothecate in excess of 10% of any Fund’s net assets at market value.

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Repurchase and Reverse Repurchase Agreements.  Madison requires delivery of repurchase agreement collateral to the Funds’ custodian. Alternatively, in the case of book-entry securities held by the Federal Reserve System, Madison requires that such collateral be registered in the custodian’s name or in negotiable form. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, Madison could encounter restrictions on the exercise of the affected Fund’s rights under the repurchase agreement. It is Madison’s policy to limit the financial institutions with which it engages in repurchase agreements to banks, savings and loan associations and securities dealers meeting financial responsibility standards prescribed in guidelines adopted by the Board of Trustees.  Madison’s current operating policy is not to engage in reverse repurchase agreements for any purpose, if reverse repurchase agreements in the aggregate would exceed 5% of a Fund’s total assets.

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Bond Quality Classifications.  Madison only purchases “investment grade” fixed-income securities for the Balanced Fund. Investment grade securities are those with the top four quality ratings given by nationally recognized statistical rating organizations for that type of security. For example, a top rated long-term security will be rated AAA by Standard & Poor’s Corporation while a top rated short-term security will be rated A-1 by Standard & Poor’s.

Investment grade securities can be further classified as either “high grade” or “medium grade.” As used in this SAI, “high grade” securities include U.S. Government securities and those municipal securities which are rated AAA, AA, A-1, or SP-1 by Standard & Poor’s Corporation; or Aaa, Aa, P-1, MIG-1, MIG-2, VMIG-1, or VMIG-2 by Moody’s Investors Service, Inc. “Medium grade” municipal securities are those rated A, BBB, A-2, A-3, SP-2 or SP-3 by Standard & Poor’s; or A, Baa, P-2, P-3, MIG-3, or VMIG-3 by Moody’s. For unrated securities, Madison may make its own determinations of those investments it classifies as “high grade” or “medium grade,” as a part of the exercise of its investment discretion. However, Madison makes such determinations by reference to the rating criteria followed by recognized rating agencies. Madison’s quality classification procedure is subject to review by the Board of Trustees.  Within the established quality parameters, Madison is free to select investments for each Fund in any quality rating mix Madison deems appropriate. Madison will base the mix on its evaluation of the desirability of each investment in light of its relative yield and credit characteristics.

If, in the judgment of a majority of the Board of Trustees of the Trust, it becomes inadvisable to continue any Fund policy, then the Board may change any such policies without shareholder approval. Before any such changes are made, you will receive 30 days’ written notice.

Fundamental Policies

The Funds have a number of limitations on their investment activities designated as “Fundamental Policies.” These limitations are described below.  By designating these policies as fundamental, neither Madison nor the Board of Trustees can change them without a majority vote of Fund shareholders.

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Illiquid Investments.  With respect to any Fund, Madison will not invest in securities for which there is no readily available market if, at the time of acquisition, more than 15% of the Fund’s net assets would be invested in such securities. A security is considered illiquid if it cannot be disposed of in an orderly fashion within seven business days at approximately the same price at which it is currently valued (recognizing that the market fluctuates from day to day, so that a security is not considered illiquid due to normal market fluctuation causing the price to change from one day to the next).

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Restricted Investments/Diversification.  Madison will not invest more than 5% of the value of the total assets of a Fund (determined as of the date of purchase) in the securities of any one issuer (other than securities

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issued or guaranteed by the United States Government or any of its agencies or instrumentalities and excluding bank deposits). Madison will not purchase any securities when, as a result, more than 10% of the voting securities of the issuer would be held by a Fund. For purposes of these restrictions, the issuer is deemed to be the specific legal entity having ultimate responsibility for payment of the obligations evidenced by the security and whose assets and revenues principally back the security.  Under all circumstances, each Fund will be operated as a “diversified company,” as that term is defined under the 1940 Act.

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Seasoned Issuers.  Madison will not purchase any security when the entity responsible for repayment has been in operation for less than three years if the purchase would result in more than 5% of the total assets of a Fund being invested in such security. This restriction does not apply to any security that has a government jurisdiction or instrumentality ultimately responsible for its repayment.

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Industry Concentration.  In purchasing securities for any Fund (other than obligations issued or guaranteed by the United States Government or its agencies and instrumentalities), Madison will limit such investments so that not more than 25% of the assets of each Fund is invested in any one industry.

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Financial Futures Contracts.  Madison will not purchase or sell futures contracts for any Fund if, immediately afterward, the sum of the amount of margin deposits of the Fund’s existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund’s total assets.

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Borrowing and Lending.  Madison will not obtain bank loans for any Fund except for extraordinary or emergency purposes in conformance with the 1940 Act and the regulations thereunder. Madison will not borrow for the purpose of making investments except as described below.

Madison may enter into reverse repurchase agreements for any Fund in amounts up to 25% of the Fund’s total assets (including the proceeds of the reverse repurchase transactions) for purposes of purchasing other securities. Madison will not obtain loans or enter into reverse repurchase agreements in total amounts exceeding 1/3 of a Fund’s total assets for any purpose. Madison will not mortgage, pledge or hypothecate any assets to secure bank loans, except in amounts up to 15% of a Fund’s net assets taken at cost, and only for extraordinary or emergency purposes.  Madison will not loan more than 2/3 of a Fund’s securities (calculated as a percentage of gross assets). For any portfolio securities loaned, Madison will require the Fund to be provided collateral satisfactory to the Board of Trustees. The collateral must be continuously maintained in amounts equal to or greater than the value of the securities loaned.

•	Underwriting. No Fund may act as an underwriter or engage in underwriting activities.

•	Other Prohibited Activities. In addition to the foregoing, no Fund may:

(1)
make short sales or maintain a short position, except in circumstances where the Fund owns at least an equal amount of securities (or securities convertible or exchangeable into such securities) and provided that not more than 25% of the Fund’s net assets may be held as collateral for such sales (this does not apply to the covered call writing strategy of the Madison Institutional Equity Option Fund);

(2)	purchase securities on margin (except for customary credit used in transaction clearance);

(3)
invest in oil, gas or other mineral exploration or development programs; provided that this restriction does not prevent the Fund from investing in securities of companies engaged in the oil, gas or mineral exploration industries or, for the Small/Mid-Cap Fund, investing in exchange traded funds in those industries, subject to applicable limitations on investments in other investment companies;

(4)
invest in commodities; provided that this prohibition does not prevent the Fund from using financial futures contracts to make purchases or sales of securities, so long as the transactions would otherwise be permitted under the Fund’s investment policies;

invest in real estate; provided that this restriction does not prevent the Fund from buying securities that are secured by real estate, nor does it prevent the Fund from buying interests in real estate investment trusts (“REITs”);

(5)
(for all Funds, except the Small/Mid-Cap Fund): acquire shares of other investment companies; provided that this restriction does not apply (A) to any investment in any money market mutual fund or unit investment trust so long as such investment in any one issuer does not exceed 5% of the Fund’s net assets and such investments in the aggregate do not exceed 10% of the Fund’s net assets, or (B) in connection with an investment company merger, consolidation, acquisition or reorganization; (for the Small/Mid-Cap Fund): acquire shares of other investment companies to the extent that (i) such investment in any one issuer does not exceed 5% of the Fund’s net assets and (2) such investments in the aggregate do not exceed 10% of net assets, and provided that this restriction will not apply in connection with an investment company merger, consolidation, acquisition or reorganization;

(6)
knowingly take any investment action that has the effect of eliminating the Fund's tax qualification as a registered investment company under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”);

(7)	purchase any security for purposes of exercising management control of the issuer, except in connection with a merger, consolidation, acquisition or reorganization of an investment company;

(8)
purchase or retain the securities of any issuer if, to Madison’s knowledge, the holdings of those of the Funds’ officers and trustees and officers of the Madison who beneficially hold ½ % or more of such securities, together exceed 5% of such outstanding securities; and

(10) purchase put options or write call options (or purchase offsetting call options in closing purchase transactions) unless the put option purchased or call option written is covered by Fund securities, whether directly or by conversion or exchange rights.

Investment Percentage Limitations

Except for the limitations on borrowing and except as otherwise stated, if the percentage restrictions described above under Non-Fundamental Policies and Fundamental Policies, or any restrictions contained elsewhere in this SAI or in the Prospectuses covering Fund shares, are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the applicable restrictions.   When calculating the average maturity of fixed-income investments, the Funds will normally consider the weighted average life of any mortgage backed securities since prepayment options effectively shorten the maturity of such securities.

Short-Term Investments

To meet redemption requests, because of volatile market conditions or for other reasons deemed appropriate by Madison, Madison may invest, on behalf of the Funds and on a short-term basis, in any of the following U.S. dollar denominated investments:
(1) U.S. Government securities;
(2) obligations of banks having total assets of $750 million or more;
(3) commercial paper having one of the top three quality ratings descried below;
(4) other corporate and foreign government obligations of investment grade issued and sold publicly within the United States; and
(5) repurchase agreements secured by any of the foregoing securities.

“U.S. Government securities” are obligations issued or guaranteed by the United States Government, its agencies and instrumentalities. U.S. Government securities include direct obligations of the United States issued by the U.S. Treasury, such as Treasury bills, notes and bonds. Also included are obligations of the various federal agencies and instrumentalities, such as the Government National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks, the Small Business Administration and the Student Loan Marketing Association. Except for Treasury securities, all of which are full faith and credit obligations, U.S. Government securities may either be agency securities backed by the full faith and credit of the

United States or only by the credit of the particular federal agency or instrumentality which issues them.  Some such agencies have borrowing authority from the U.S. Treasury, while others do not.

“Bank obligations” that are eligible as short-term investments are certificates of deposit (“CDs”), bankers acceptances (“BAs”) and other obligations of banks having total assets of $750 million or more (including assets of affiliates). CDs are generally short-term interest-bearing negotiable certificates issued by banks against funds deposited with the issuing bank for a specified period of time. CDs may be marketable or may be redeemable upon demand of the holder. BAs are time drafts drawn against a business, often an importer, and “accepted” by a bank that agrees unconditionally to pay the draft on its maturity date. BAs are negotiable and trade in the secondary market.

We will not invest in non-transferable time deposits that have penalties for early withdrawal if such time deposits mature in more than seven calendar days, and such time deposits maturing in two business days to seven calendar days will be limited to 10% of the each Fund’s total assets.

“Commercial paper” describes unsecured promissory notes issued by major corporations to finance short-term credit needs. Commercial paper is issued in maturities of nine months or less and usually on a discount basis and may be rated A-1, P-1, A-2, P-2, A-3 or P-3.

Portfolio Turnover

Madison does not expect to engage in short-term trading for the Funds, but securities may be purchased and sold in anticipation of market interest rate changes, as well as for other reasons.  Madison anticipates that annual portfolio turnover for the Funds will generally not exceed 100%, but actual turnover will not be a limiting factor if Madison believes it is desirable to make purchases or sales.  The Madison Institutional Equity Option Fund may be subject to higher turnover rates as securities upon which calls are written are called away.

For the two fiscal years ended December 31, 2010, portfolio turnover for each Fund was as follows:

Fund	2010	2009
Investors Fund	41%	74%
Mid-Cap Fund	57%	63%
Small/Mid-Cap Fund	61%	74%
Balanced Fund	39%	57%
Disciplined Equity Fund	40%	62%
MADOX	81%	46%

Disclosure of Portfolio Holdings

The Funds may disclose portfolio holdings under a variety of circumstances. Except as disclosed below, the Funds apply their policies and procedures regarding disclosure of portfolio holdings uniformly to all categories of persons.

In order to prevent insider trading from occurring as a result of portfolio disclosure and to otherwise protect the interests of shareholders, no portfolio disclosures will be made until five business days have passed since the end of the period for which disclosure is made (i.e., a week after any month or quarter end).  The Funds’ policy is that if the officers of the Funds determine that shareholder interests will not be compromised by public disclosure sooner than five business days, then the Chief Compliance Officer may approve earlier public disclosure. The Funds’ policies regarding portfolio holdings disclosure are part of the Funds’ overall compliance procedures subject to review by the Chief Compliance Officer and approval by the Board of Trustees.  At least annually, the Board and the Chief Compliance Officer will review these policies to determine if they remain in the interest of shareholders or if any changes to the policies are appropriate or necessary.

After the Chief Compliance Officer has approved the form, content and timing of any disclosures of portfolio information that may be made in conformance with the Funds’ compliance procedures, the officers of the Funds may authorize disclosure of a Fund’s portfolio securities and other portfolio information. However, because such information will be publicly disclosed on the applicable Fund’s Internet site (as discussed below), all such disclosures must comply with applicable mutual fund advertising requirements, including approval by a registered broker/dealer principal of the Funds’ distributor and applicable interpretations of the rules of the Financial Industry Regulatory Authority (“FINRA”).

On a monthly basis, all Fund portfolio holdings information is posted for the Investors, Mid-Cap, Small/Mid-Cap, Balanced and Disciplined Equity Funds (collectively, the “Core Funds”), together with the number of shares/par value, on the Core Funds’ web site at www.mosaicfunds.com; however, for the Small/Mid-Cap Fund, portfolio holdings information is posted quarterly and not monthly. The Core Funds may also include an annotation regarding additions to or deletions from the list of portfolio holdings from the previous information posted.  “Fund summaries” also are posted for each Core Fund at www.mosaicfunds.com quarterly. Such summaries contain a list of top ten holdings as of the end of the previous quarter. This information will match the top ten holdings information on each Core Fund’s complete portfolio schedule filed with the SEC quarterly on Forms N-CSR and N-Q within 60 days of quarter end. However, it will generally be posted to the website site sooner than the filing of Forms N-CSR and N-Q (subject to the five business day rule described above). Core Fund summaries will contain a variety of portfolio characteristics such as sector diversification, median market capitalization, and similar matters, depending on the Fund.

The Madison Institutional Equity Option Fund will post top 10 fund holdings to its website on a quarterly basis. Complete portfolio holdings will be disclosed only on Forms N-CSR and N-Q filed quarterly with the SEC. The semi-annual reports contained in Form N-CSR are also posted to the Fund’s website at www.madisonfunds.com.

In addition to the foregoing, the Funds may provide information in marketing materials that include a discussion of changes to Fund portfolios during the quarter. This includes summary disclosure of one or more reasons for buying or selling a security or a detailed “analysis” or example of Madison’s “process” regarding the security. To ensure uniformity and fairness of any such disclosures, copies of any written materials containing such summary disclosure shall be posted to the applicable Fund’s website no later than such information is made to any other third party. In this manner, the Funds seek to avoid the appearance that they are making any “selective” disclosures about any Fund to any party in any manner that would provide any financial advantage to the person receiving such information.

There may be situations where selective disclosure is in the interests of Fund shareholders. However, non-public disclosures may not be made on an ongoing basis to any person or entity until and unless (1) such disclosure is approved by the Funds’ Chief Compliance Officer, (2) any applicable disclosures about such ongoing program are made in this SAI, and (3) the Funds have obtained a representation from the party receiving such ongoing information that it understands and will abide by applicable rules against insider trading on such information and will keep such information confidential. The Chief Compliance Officer is required to make a report of any such approved ongoing arrangements quarterly to the Board of Trustees.

Unless an independent third party reporting agency provides the Funds with the representations described above, the Funds will not provide portfolio information to independent third party reporting agencies until such information is publicly available. As of the date of this SAI, the Funds provide no ongoing, non-public disclosure of portfolio information to any consultants or third party reporting agencies and have no plans to do so.

As of the date of this SAI, the Funds have ongoing arrangements with the following unaffiliated entities to make available portfolio holdings information:

•	U.S. Bank, pursuant to the Funds’ custodian agreement, where all Fund portfolio transactions settle. Each Fund’s portfolio information is reconciled with its custody accounts daily.
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Grant Thornton LLP, the Funds’ independent registered public accountant, whereby Fund portfolio holdings information is provided in connection with the preparation of the Funds’ audited financial statements.

•	Pixel Typesetting, a company the Funds may use to format some of the portfolio holdings disclosures described above and to arrange for printing of the Funds’ financial statements.
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Clarity Technology, an information technology vendor that may have incidental access to portfolio information in the course of providing computer-related maintenance and support services to the Funds and affiliates of the Funds.

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Linedata Systems, also known as Global Investment Systems, the licensor of the Funds’ portfolio accounting computer software systems that may have incidental access to portfolio information in the course of providing information technology services associated with the maintenance and servicing of such software.

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In connection with providing investment advisory services to its clients (including the Funds), Madison also discloses non-public portfolio holdings information to FactSet Research Systems, Inc. (provides analytics for portfolio management processing (daily)) and SunGuard (performs certain compliance related functions for Madison (daily)).  Madison also provides trade information (not portfolio holdings data) to Bloomberg, L.P. (provides trade order management system (daily)); Derivative Solutions, WONDA, and Thompson-Reuters Baseline (all for portfolio analysis and modeling (daily)); and Morningstar and Lipper (for mutual fund analysis (35 day lag)).

With respect to each such arrangement, the Funds have a legitimate business purpose for the release of information.  The release of the information is subject to confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided.  Neither the Funds nor Madison or its employees or affiliates receive any compensation or other consideration in connection with such arrangements.  Of course, the Funds will disclose portfolio holdings information in response to authorized securities regulators.  Also, any employees of Madison and its affiliates who may have access to portfolio information are subject to Madison’s Code of Ethics and rules to prevent insider trading.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The Funds are governed by the Board of Trustees. The Board has the duties and responsibilities set forth under the applicable laws of the State of Massachusetts, including but not limited to the management and supervision of the Funds.

The Board of Trustees, from time to time, may include individuals who may be deemed to be affiliated persons of Madison.  At all times, however, a majority of Board members will not be affiliated with Madison or the Funds.  Board members serve indefinite terms, while officers of the Funds are elected annually.

The Funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing Board members, changing fundamental policies, approving certain management contracts, or as otherwise required by the 1940 Act or the
Funds’ Declaration of Trust.

The address of each Trustee and officer is 550 Science Drive, Madison, Wisconsin 3711, except for Mr. Mason for which it is 8777 N. Gainey Center Drive, #220, Scottsdale, Arizona 85258.

Interested Trustees and Officers
Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships/ Trusteeships
Katherine L. Frank 1960	President, 1996 – Present
Madison Investment Holdings, Inc. (“MIH”) (affiliated investment advisory firm of Madison), Executive Director and Chief Operating Officer, 2010 – Present; Managing Director and Vice President, 1986 – 2010

Madison Asset Management, LLC (“MAM”), Executive Director and Chief Operating Officer, 2010 – Present; Vice President, 2004 –2010

Madison Investment Advisors, LLC (“MIA”), Executive Director and Chief Operating Officer, 2010 – Present; President, 1996 – 2010

Madison Mosaic Funds (13 funds, including the Funds), President, 1996 – Present; Madison Strategic Sector Premium Fund (closed end fund), President, 2005 – Present; Madison/Claymore Covered Call and Equity Strategy Fund (closed end fund), Vice President, 2005 – Present; MEMBERS Mutual Funds (13) and Ultra Series Fund (17) (mutual funds), President, 2009 – Present
Madison Mosaic Funds (all but the Funds), 2001 – Present; Madison Strategic Sector Premium Fund, 2005 – Present; MEMBERS Mutual Funds (13) and Ultra Series Fund (17), 2009 – Present

Frank E. Burgess1 1942	Trustee and Vice President, 1996 – Present
MIH, Founder, Executive Director and President, 2010 – Present; Managing Director and President, 1973 –2010

MAM, Executive Director and President, 2010 – Present; President, 2004 – 2010

MIA, Executive Director and President, 2010 – Present

Madison Mosaic Funds (13 funds, including the Funds), Vice President, 1996 – Present; Madison Strategic Sector Premium Fund, Vice President, 2005 – Present; MEMBERS Mutual Funds (13) and Ultra Series Fund (17), Vice President, 2009 – Present

Madison Mosaic Funds (13), 1996 – Present; Madison
Strategic Sector Premium Fund and Madison/Claymore Covered Call & Equity Strategy Fund, 2005  – Present

Capitol Bank of Madison, WI, 1995 – Present

American Riviera Bank of Santa Barbara, CA, 2006 – Present

Jay R. Sekelsky 1959	Vice President, 1996 – Present
MIH, Executive Director and Chief Investment Officer, 2010 – Present; Managing Director and Vice President, 1990 –2010

MAM, Executive Director and Chief Investment Officer, 2010 – Present

MIA, Executive Director and Chief Investment Officer, 2010 – Present; Vice President, 1996 – 2010

Madison Mosaic Funds (13 funds, including the Funds), Vice President, 1996 – Present; Madison Strategic Sector Premium Fund and
Madison/Claymore Covered Call and Equity Strategy Fund, Vice President, 2005 – Present;
MEMBERS Mutual Funds (13) and Ultra Series Fund (17), Vice President, 2009 – Present
N/A
Paul Lefurgey 1964	Vice President, 2009 – Present
MIH, Managing Director and Head of Fixed Income Investments, 2005 – Present

MAM and MIA, Managing Director and Head of Fixed Income Investments, 2010 – Present

MEMBERS Capital Advisors, Inc. (“MCA”) (investment advisory firm), Madison, WI, Vice President 2003 – 2005

Madison Mosaic Funds (13 funds, including the Funds), Vice President, 2009 – Present; Madison Strategic Sector Premium Fund, Vice President, 2010 – Present; MEMBERS Mutual Funds (13) and Ultra Series Fund (17), Vice President, 2009 – Present
N/A

Greg D. Hoppe 1969	Treasurer, 2009 – Present Chief Financial Officer, 1999 – 2009
MIH and MIA, Vice President, 1999 – Present; MAM, Vice President, 2009 – Present

Madison Mosaic Funds (13 funds, including  the Funds), Treasurer, 2009 – Present; Chief Financial Officer, 1999 – 2009

Madison Strategic Sector Premium Fund, Treasurer, 2009 – Present; Chief Financial Officer, 2005 – 2009

Madison/Claymore Covered Call and Equity Strategy Fund, Vice President, 2008 – Present;
MEMBERS Mutual Funds (13) and Ultra Series Fund (17), Treasurer, 2009 – Present
N/A
Holly S. Baggot 1960	Secretary and Assistant Treasurer, 2009 – Present
MIH and MIA, Vice President, 2010 – Present; MAM, Vice President, 2009 – Present

Madison Mosaic Funds (13 funds, including  the Funds), Secretary and Assistant Treasurer, 2009 – Present; Madison Strategic Sector Premium Fund, Secretary and Assistant Treasurer, 2010 – Present

MEMBERS Mutual Funds (13) and Ultra Series Fund (17), Assistant Treasurer, 2009 – Present; Secretary, 1999 – Present; Treasurer, 2008 – 2009; Assistant Treasurer, 1997 – 2007

MCA, Director-Mutual Funds, 2008 – 2009; Director-Mutual Fund Operations, 2006 – 2008; Operations Officer-Mutual Funds, 2005 – 2006; Senior Manager-Product & Fund Operations, 2001 – 2005
N/A
W. Richard Mason 1960	Chief Compliance Officer, 1992 – Present Corporate Counsel and Assistant Secretary, 2009 – Present General Counsel and Secretary, 1992 – 2009
MIH, MAM, MIA, and Madison Scottsdale, LC (an affiliated investment advisory firm of Madison), Chief Compliance Officer and Corporate Counsel, 2009 –  Present; General Counsel and Chief Compliance Officer, 1996 – 2009

Mosaic Funds Distributor, LLC (an affiliated brokerage firm of Madison), Principal, 1998 – Present; Concord Asset Management, LLC (“Concord”) (an affiliated investment advisory firm of Madison), General Counsel, 1996 – 2009; NorthRoad Capital Management LLC (“NorthRoad”) (an affiliated investment advisory firm of Madison), Corporate Counsel, 2011 – Present

Madison Mosaic Funds (13 funds, including the Funds), Chief Compliance Officer, Corporate Counsel, and Assistant Secretary, 2009 – Present; Secretary, General Counsel, Chief Compliance Officer, 1992 – 2009

Madison Strategic Sector Premium Fund, Chief Compliance Officer, Corporate Counsel, and Assistant Secretary, 2009 – Present; Secretary, General Counsel, Chief Compliance Officer, 2005 – 2009

MEMBERS Mutual Funds (13) and Ultra Series Fund (17), Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present
N/A

Pamela M. Krill 1966	General Counsel, Chief Legal Officer and Assistant Secretary, 2009 – Present
MIH, MAM, MIA, Madison Scottsdale, LC, Mosaic Funds Distributor, and Concord, General Counsel and Chief Legal Officer, 2009 – Present

NorthRoad, General Counsel & Chief Legal Officer, 2011 – Present

Madison Mosaic Funds (13 funds, including the Funds), General Counsel, Chief Legal Officer and Assistant Secretary, 2009 – Present; Madison Strategic Sector Premium Fund, General Counsel, Chief Legal Officer and Assistant Secretary, 2010 – Present;
MEMBERS Mutual Funds (13) and Ultra Series Fund (17), General Counsel, Chief Legal Officer and Assistant Secretary, 2009 – Present

CUNA Mutual Insurance Society (insurance company with affiliated investment advisory, brokerage and mutual fund operations), Madison, WI, Managing Associate General Counsel-Securities & Investments, 2007 – 2009

Godfrey &  Kahn, S.C. (law firm), Madison and Milwaukee, WI, Shareholder, Securities Practice Group, 1994-2007
N/A
1 “Interested person” as defined in the 1940 Act. Considered an interested Trustee because of the position held with the investment adviser of the Funds.

Independent Trustees
Name and Year of Birth	Position(s) and Length of Time Served1	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex2	Other Directorships/ Trusteeships
Philip E. Blake 1944	Trustee, 2001 – Present	Retired investor Lee Enterprises, Inc (news and advertising publisher), Madison, WI, Vice President, 1998 - 2001 Madison Newspapers, Inc., Madison, WI, President and Chief Executive Officer, 1993 – 2000	44
Madison Newspapers, Inc., 1993 – Present

Meriter Hospital & Health Services, 2000 – Present

Edgewood College, 2003 – Present; Chairman of the Board, 2010 – Present

Nerites Corporation (technology company), 2004 – Present

Madison Mosaic Funds (13 funds, including the Funds), 2001 – Present; Madison Strategic Sector Premium Fund, 2005 – Present; MEMBERS Mutual Funds (13) and Ultra Series Fund (17), 2009 – Present

James R Imhoff, Jr. 1944	Trustee, 1996 – Present	First Weber Group (real estate brokers), Madison, WI, Chief Executive Officer, 1996 – Present	44
Park Bank, 1978 – Present

Madison Mosaic Funds (13 funds, including the Funds), 1996 – Present; Madison Strategic Sector Premium Fund, 2005 – Present; Madison/Claymore Covered Call and Equity Strategy Fund, 2005 – Present; MEMBERS Mutual Funds (13) and Ultra Series Fund (17), 2009 – Present

Lorence D. Wheeler 1938	Trustee, 1996 – Present	Retired investor Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide), Madison, WI, President, 1986 – 1997	44
Grand Mountain Bank FSB and Grand Mountain Bancshares, Inc. 2003 – Present

Madison Mosaic Funds (13 funds, including the Funds), 1996 – Present; Madison Strategic Sector Premium Fund. 2005 – Present; Madison/Claymore Covered Call and Equity Strategy Fund, 2005 – Present; MEMBERS Mutual Funds (13) and Ultra Series Fund (17), 2009 – Present

1 Independent Trustees serve in such capacity until the Trustee reaches the age of 76, unless retirement is waived by unanimous vote of the remaining Trustees on an annual basis.
2 As of the date of this SAI, the Fund Complex consists of the Trust with 6 portfolios (i.e., the six Funds), the MEMBERS Mutual Funds with 13 portfolios, the Ultra Series Fund with 17 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Mosaic Income, Tax-Free and Government Money Market Trusts, which together have 7 portfolios, for a grand total of 44 separate portfolios in the Fund Complex.  References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph.

All interested Trustees and officers of the Funds are employees of Madison.  Since Madison serves as the investment adviser to the Funds, each of these individuals is considered an “interested person” of the Funds as the term is defined in the 1940 Act.

Board Qualifications

The members of the Board of Trustees each have experience which led Fund management to the conclusion that the person should serve as a member of the Board, both at the time of the person’s appointment to the Board and continuing as of the date of this SAI.  Mr. Burgess is the founder and President of Madison and has over 30 years of experience in the investment management business.  He is the sole member of the Board who is considered “interested” under the 1940 Act.  Regarding the Independent Trustees, all three of them have substantial experience operating and overseeing a business, whether it be the retirement plan business (for Mr. Wheeler), the newspaper business (for Mr. Blake) or the real estate business (for Mr. Imhoff). As a result of this experience, each of them has unique perspectives regarding the operation and management of the Funds and the Board’s oversight function with respect thereto.  They use this collective experience to serve the Funds for the benefit of Fund shareholders.  Moreover, each of the Independent Trustees has served as the trustee of the Funds for many years, with Mr. Blake serving for more than 8 years and Messrs. Imhoff and Wheeler serving in excess of 20 years each.  They bring substantial and material experience and expertise to their continued roles as trustees of the Funds.

Board Committees

The Board of Trustees has established two standing committees to help manage the Funds, as follows:  an Audit Committee and a Nominating and Governance Committee.

Audit Committee.  The Audit Committee is responsible for reviewing the results of each audit of the Funds by the Funds’ independent registered public accounting firm and for recommending the selection of independent auditors for the coming year.  The Audit Committee members are the Independent Trustees of the Funds:  Philip Blake, James Imhoff, Jr. (Chairman) and Lorence Wheeler.  The Audit Committee meets at least quarterly and more often as necessary.  The Committee met four times during the Funds’ last fiscal year.

Nominating and Governance Committee.  The Nominating and Governance Committee is responsible for nominating Trustees and officers to fill vacancies, evaluating their qualifications and for determining Trustee compensation.  The Committee is also responsible for periodically reviewing the effectiveness of the Board.  The Committee may consider candidates for the Board submitted by shareholders if a vacancy were to exist. Shareholders who wish to recommend a nominee may do so by submitting the appropriate information about the candidate to the Funds’ Secretary at the following address:  550 Science Drive, Madison, Wisconsin  53711.
The members of the Nominating and Governance Committee are the same as the members of the Audit Committee:  Philip Blake, James Imhoff, Jr. and Lorence Wheeler (Chairman).  Like the Audit Committee, the Nominating and Governance Committee meets at least quarterly and more often as necessary.  The Committee met four times during the Funds’ last fiscal year.

Leadership Structure of the Board

The Board of Trustees is relatively small (with four members, as noted in the table above) and operates in a collegiate atmosphere.  Although no member is formally charged with acting as Chairman, Ms. Frank (who is not a member of the Board, but who is the President of the Funds) generally acts as the Chairperson during meetings.  All Board members are expected to provide their input into establishing the Board’s meeting agenda.  Likewise, each Board meeting contains a standing agenda item for any Board member to raise new or additional items he believes is important in connection with Fund governance.  The Board has charged Mr. Wheeler with acting as the Lead Independent Trustee for purposes of communicating with Madison, the Chief Compliance Officer, counsel to the Independent Trustees and Fund counsel on matters relating to the Board as a whole.  The Independent Trustees often meet in executive session without representatives of Madison present (including meetings with counsel, the Chief Compliance Officer and the independent registered public accountant).

The Board’s Audit Committee and the Board as a whole considers risks in connection with a variety of matters during its regular quarterly review of Fund operations in conjunction with Madison, Fund counsel, independent counsel, and the Funds’ Chief Compliance Officer.  The Board’s committee structure requires an independent trustee to serve as chairman of each committee, including the Audit Committee.

Given the small size of the Board, its committee structure lead by Independent Trustees, the openness of Board meetings to active input by all Board members, its utilization of executive sessions, the role of the Lead Independent Trustee and its quarterly focus on compliance and risk management, the Board has determined that its current leadership structure is adequate for the protection of Fund investors.

Trustees’ Holdings

The Trustees’ ownership interests in the Fund Complex as of December 31, 2010 are as follows:

Dollar Range of Equity Securities in the Trust1
Name of Trustee	Investors	Mid-Cap	Small/Mid-Cap	Balanced	Disciplined Equity	MADOX	Aggregate Dollar Range of Equity Securities in Fund Complex 1, 2
Philip Blake	$10,001-$50,000	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$50,001-$100,000	Over $100,000
Frank Burgess	Over $100,000	Over $100,000	__	__	Over $100,000	Over $100,000	Over $100,000
James Imhoff	Over $100,000	$10,001-$50,000	__	__	__	Over $100,000	Over $100,000
Lorence Wheeler	Over $100,000	Over $100,000	__	__	$1-$10,000	__	Over $100,000
1	Dollar ranges are as follows: none; $1–$10,000; $10,001-$50,000; $50,001-$100,000; and over $100,000. Information as of December 31, 2010.
2	Fund Complex as defined above.

Independent Trustee Compensation

The compensation of each Independent Trustee is currently fixed at $13,000 per year, to be pro-rated according to the number of regularly scheduled Board meetings attended each year.  Four Board meetings are currently scheduled to take place each year.  In addition to such compensation, Independent Trustees are reimbursed for any out-of-pocket expenses incurred by them in connection with the affairs of the Funds, such as travel to any Board meetings.  No compensation is paid by the Funds (directly or indirectly) to any interested Trustees or to any officer of the Funds.

During the last fiscal year of the Funds, the Trustees were compensated as follows:

Name of Trustee	Aggregate Compensation from Funds	Total Compensation from Funds and Fund Complex 1 Paid to Trustees
Philip E. Blake	$13,000	$66,000
Frank E. Burgess 2	$0	$0
James R. Imhoff, Jr.	$13,000	$66,000
Lorence D. Wheeler	$13,000	$66,000
1 Fund Complex as defined above.
2 Non-compensated interested Trustee.

There have been no arrangements or understandings between any Trustee or officer and any other person(s) pursuant to which (s)he was selected as a Trustee or officer.

CODE OF ETHICS

Madison and the Funds have adopted a code of ethics under Rule 17j-l of the 1940 Act that governs the ability of directors, trustees, officers and employees to trade in securities that may be purchased or held by any of Madison’s clients, including the Funds.  In general, the codes of ethics restrict purchases or sales of securities being purchased or sold, or being considered for purchase or sale, on behalf of the Trust by any person subject to the code.  In addition, the codes restrict such persons in their purchases of securities in an initial public offering and in private offerings of securities.  The codes of ethics also establish certain “blackout periods” during which persons subject to the code, or certain classes of persons, may not effect personal securities transactions.  Certain specified transactions are exempt from the provisions of the codes of ethics.

The code of ethics is designed to prevent manipulative practices by persons subject to the code or situations in which such persons could personally benefit at the expense of the Funds.  Mosaic Funds Distributor, LLC, the Funds’ principal distributor (the “Distributor”), has adopted, and is subject to, the same code of ethics as the Funds and Madison.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Trust, on behalf of each of the Funds, has adopted the proxy voting policies and procedures of Madison, a summary of which may be found in Appendix A hereto.  The policies and procedures are used to determine how to vote proxies relating to the Funds’ portfolio securities.  Included in the policies and procedures are procedures that are used on behalf of the Funds when a vote presents a conflict of interest between the interests of:  (1) the Funds’ shareholders, and (2) Madison and/or the Distributor.

Form N-PX, which contains the proxy voting records for each of the Funds for the most recent twelve-month period ended June 30, is available to shareholders at no cost by calling the Funds at 1-800-368-3195 or on the SEC’s web site at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following shareholders own of record, or are known by the Funds to own beneficially, 5% or more of a Fund’s outstanding shares as of April 1, 2011:

Fund	Name and Address	% of Shares Owned
Investors Fund	Charles Schwab & Co – Special Custodial Account for Benefit of Customers Reinvest Accounts, San Francisco, CA 94104	10.77%
	National Financial Services LLC Exclusive Benefit of our Customers, New York, NY 10281	10.35%
Mid Cap Fund	Charles Schwab & Co – Special Custodial Account for Benefit of Customers Reinvest Accounts, San Francisco, CA 94104	39.03%
	Morgan Stanley Smith Barney, Jersey City, NJ 07311	13.71%
	Citigroup Global Markets Inc., New York, NY 10001	9.27%
Small/Mid-Cap Fund	Madison Investment Holdings, Inc., Madison, WI 53711	37.51%
	Madison Investment Advisors Inc. ESOP Plan, Madison, WI 53711	30.06%
	Madison Investment Advisors Inc. Profit Sharing Plan & Trust, Madison, WI 53711	19.83%
Balanced Fund	National Financial Services LLC Exclusive Benefit of our Customers, New York, NY 10281	8.65%
	Charles Schwab & Co. Special Custodial Account for Benefit of Customers Reinvest Accounts, San Francisco, CA 94104	8.25%
Disciplined Equity Fund	Ultra Series Moderate Allocation Fund, Madison, WI 53711	20.77%
	Ultra Series Aggressive Allocation Fund, Madison, WI 53711	10.51%
	Ultra Series Conservative Allocation Fund, Madison, WI 53711	9.03%
	MEMBERS Moderate Allocation Fund, Madison, WI 53711	5.98%
Institutional Equity Option Fund (MADOX)	Center Mutual Insurance Company, Rugby, ND 58368	18.21%
	Frank E Burgess, Madison, WI 53703	17.88%
	Partners Mutual Insurance Company, Waukesha, WI 53186	16.86%
	Joyce Y. Rosevear and Frederick M. Rosevear, Madison, WI	11.31%
	Ronald McDonald House Charities of Madison, Madison, WI 53703	9.84%
	Ann M. Myers, Verona, WI 53593	7.08%
	David G. Walsh, Madison, WI 53701	5.20%

As of April 1, 2011, the Funds’ trustees and officers, as a group, owned less than 1% of the outstanding voting securities of each Fund, except as follows:  Mid-Cap Fund – 2.15%; Investors Fund – 5.68%;  Madison Institutional Equity Option Fund – 23.12% and Small/Mid-Cap Fund – 21.17%.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

General Information.  The investment adviser to the each of the Funds (except MADOX) is Madison Investment Advisors, LLC (“MIA”), and the investment adviser to MADOX is Madison Asset Management, LLC (“MAM”).  Both MIA and MAM are controlled subsidiaries of Madison Investment Holdings, Inc. (“MIH”), share investment management personnel and are located at the same address:   550 Science Drive, Madison, Wisconsin 53711.  MIA and MAM are collectively referred to herein as “Madison.”

MIH, which was founded in 1974, and its affiliates, including Madison, manage investment portfolios for open-end mutual funds, closed-end mutual funds, separately managed accounts and wrap accounts.  Madison is responsible for the day-to-day administration of the Funds’ activities.

Frank E. Burgess, who is Founder, President and Executive Director of Madison, owns a controlling interest in the Madison organization.

Advisory Fee for All Funds (Except MADOX).  Madison receives a fee for its services under its investment advisory agreements with the Funds.  For each Fund (other than MADOX), the annual fee is 0.75% of the average daily net assets of each Fund, payable monthly, except that with respect to the Investors Fund, this rate is only applicable on the first $100 million of assets in the Fund.  For assets over $100 million in the Investors Fund, the annual fee is 0.60%.

Advisory Fee for MADOX.  For MADOX, the base annual fee is 0.75% of the average daily net assets of the Fund, payable monthly. The base fee is then adjusted based upon MADOX’s average annual performance during the performance period, calculated gross of the base fee and other expenses, compared to the average annual performance of the Chicago Board Options Exchange BuyWrite Monthly Index (the “BXM Index”) over the same time period. The performance period for MADOX commenced on the first day of the first full month of MADOX’s operation (April 1, 2006), and consisted of the current month plus the preceding months for the life of MADOX until 36 months was included in the performance period. Thereafter, the performance period has consisted of the current month plus the previous 35 months. The annual performance adjustment rate is multiplied by the average net assets of MADOX over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the last month of the performance period and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of over-performance) or subtracted from (in the case of underperformance) the base fee and accrued daily in the month following the performance period as referenced in the chart below:

Over/Under Performance Percentage (in basis points)	Annual Adjustment Rate Relative to BXM Index as a percentage (in basis points)1 of MADOX’s Average Net Assets
+/- 99 or less	0
+/- 100 or more	+/- 15
1 Based on the difference between average annual gross performance of MADOX and the BXM Index, rounded to the     nearest basis point (.01%).

For example, assume that MADOX has average net assets of $500 million and has a base fee of 0.75 of 1% (75 basis points) of the Fund’s average daily net assets.  Also assume that the Fund had average net assets during the performance period of $500 million. The following examples demonstrate the effect of the performance adjustment, assuming the last month of the performance period was 30 days in various market environments, including situations in which MADOX has outperformed, underperformed, and approximately matched the BXM Index:

	Example 1	Example 2	Example 3	Example 4	Example 5	Example 6
MADOX Gross Performance1	6.80%	4.00%	4.30%	(7.55%)	(-5.20%)	(3.65%)
BXM Index Performance1	4.75%	5.15%	4.70%	(8.55%)	(-3.75%)	(3.50%)

Over/Under Performance2	+ 205	-115	- 40	+ 100	- 145	- 15
Annual Adjustment Rate2	+ 15	- 15	0	+ 15	- 15	0
Monthly Adjustment Rate3	.0123%	(.0123%)	n/a	.0123%	(.0123%)	n/a
Base Fee for Month	$308,219	$308,219	$308,219	$308,219	$308,219	$308,219
Performance Adjustment	$61,644	$(61,644)	$0	$61,644	$(61,644)	$0
Monthly Fee	$369,863	$246,575	$308,219	$369,863	$246,575	$308,219
1 Average annual performance over a performance period.
2 In basis points.
3 Annual Adjustment Rate divided by 365 (divided by 366 in a leap year), multiplied by 30, and stated as a percentage.

MADOX measures its investment performance by comparing the beginning and ending redeemable value of an investment in MADOX during the measurement period, assuming the reinvestment of dividends and capital gain distributions during the period and calculated as if the base fee and other expenses were not deducted. The BXM Index uses this same methodology when it measures the investment performance of the component securities within the BXM Index. Because the adjustment to the base fee is based upon MADOX’s performance compared to the investment record of the BXM Index, the controlling factor as to whether a performance adjustment will be made is not whether MADOX’s performance is up or down, but whether it is up or down more or less than the record of the BXM Index. Moreover, the comparative investment performance of MADOX is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

Fee Waivers.  With regard to the Investors Fund, Madison has contractually agreed to limit total fund operating expenses to no more than 0.99% of the daily net assets of the Fund.  This agreement expires on April 30, 2012 and there is no guarantee that it will be extended beyond that date or that if it is extended, the same fee cap will remain in place.  In addition, with regard to the Disciplined Equity Fund, Madison has contractually agreed to waive a portion of the service fee payable to it (discussed below) such that the fee payable on the first $100 million of Fund assets is reduced by 0.03% (annualized).  This fee waiver will remain in place until at least April 30, 2012, after which it may be terminated by Madison.

Advisory Fees Paid by Funds.  During the three fiscal years ended December 31, 2010, the Funds paid the following investment advisory fees to Madison:

Fund	2010	2009	2008
Investors Fund	$ 298,315	$240,849	$317,846
Mid-Cap Fund	1,125,493	856,228	916,308
Small/Mid-Cap Fund1	10,200	6,317	N/A
Balanced Fund	90,302	79,962	92,460
Disciplined Equity Fund	509,388	57,482	29,803
MADOX	34,257	29,381	59,803
1 The Fund commenced operations on January 1, 2009.

Advisory Agreement Terms.  The investment advisory agreements are subject to annual review and approval by the Board of Trustees, including a majority of the Independent Trustees.  The agreement for all Funds (other than MADOX) was approved by Fund shareholders for an initial two year term at inception of the Funds and most recently renewed for another year by the Board in July 2010.  The agreement for MADOX was approved by the initial shareholder of the Fund for an initial two year term on the inception date of the Fund and most recently renewed for another year by the Board in February 2011.  The agreements may be terminated at any time, without penalty, by the Trustees or by the vote of a majority of the outstanding voting securities, or by Madison, upon sixty days’ written notice to the other party.  Madison cannot assign the agreements and an agreement will automatically terminate upon any attempted assignment.

Principal Distributor

Mosaic Funds Distributor, LLC (the “Distributor”), 8777 N. Gainey Center Drive, Suite 220, Scottsdale, Arizona 85258, acts as the Funds’ principal distributor pursuant to a distribution agreement.  Under this agreement, the Distributor is responsible for making Fund shares continuously available to the general public in those states where it has given notice that it will do so.  The Distributor may act as the Funds’ agent for any sales of shares, but the Funds may also sell their shares directly to any person. The Distributor receives no compensation from the Funds for its services as such and has no obligation to purchase any of the Funds’ shares.

The distribution agreement had an initial term of two years beginning July 1998 and may continue in effect after that term only if approved annually by the Board of Trustees, including a majority of the Independent Trustees.
The Distributor is a wholly owned subsidiary of MIH and shares personnel with the Madison organization.

Services Provided by Madison and Fund Expenses Paid by Third Parties

Madison is responsible for the investment management of the Funds.  Under the investment advisory agreements described above, Madison is authorized to execute the Funds’ portfolio transactions, to select the methods and firms with which such transactions are executed, to oversee the Funds’ operations, and otherwise to administer the affairs of the Funds as Madison deems advisable.

Madison provides or arranges for all the Funds’ required services through three main agreements:  (1) the investment advisory agreements (described above); (2) the distribution agreement (described above); and (3) a services agreement (described below).  No Fund expenses are paid by third parties.

Services Agreement

The Funds have entered into a services agreement with Madison pursuant to which Madison has agreed to provide or otherwise arrange for the Funds to have all operational and support services needed. Such services include:

•	The functions of shareholder servicing agent.
•	Bookkeeping and portfolio accounting.
•	Handling telephone inquiries, cash withdrawals and other customer service functions (including monitoring wire transfers).
•	Providing appropriate supplies, equipment and ancillary services necessary to conduct of the affairs of the Funds.
•	Calculating net asset value.
•	Arranging for and paying the Funds’ custodian and transfer agent.
•	Arranging for and paying the Funds’ legal counsel and outside counsel to the Independent Trustees.
•	Arranging for and paying the Funds’ independent registered public accountants.
•	Paying the fees of the Independent Trustees.
•	Registering the Funds and shares of the Funds with the SEC and notifying any applicable state securities commissions of the sale of such shares in their jurisdiction.
•	Printing and distributing prospectuses and periodic financial reports to current shareholders.
•	Trade association membership.
•	Preparing shareholder reports, proxy materials and holding shareholder meetings.

Madison provides all these services for a fee (the “Services Fee”) calculated as a percentage of each Fund’s average daily net assets.  The Services Fee is reviewed and approved at least annually by the Board of Trustees and is compared with the fee paid by other mutual funds of similar size and investment objective to determine if it is reasonable.

During the three fiscal years ended December 30, 2010, the Funds paid the following service fees to Madison:

Fund	2010	2009	2008
Investors Fund	$ 95,461	$ 77,716	$124,473
Mid-Cap Fund2	718,913	547,985	586,437
Small/Mid-Cap Fund1	6,800	4,211	N/A
Balanced Fund2	49,539	43,712	50,545
Disciplined Equity Fund	237,714	26,825	15,328
MADOX	11,657	10,458	20,193
1 The Fund commenced operations on January 1, 2009.
2   For the period January 1, 2008 through December 31, 2010 the Fund paid directly the expenses of its Independent Trustees and auditors,theywere not included in the Service Fee as described above.

Under the services agreement, Madison appointed U.S. Bank, N.A. (“US Bank”) as fund custodian and U.S. Bancorp Fund Services, LLC (“USBFS”) as fund transfer agent and dividend-paying agent.  USBFS also performs all shareholder servicing agent functions.  Madison pays US Bank and USBFS for their services out of the Services Fee it receives from the Funds.

The fees Madison receives under the services agreement are in addition to and independent of fees received pursuant to the investment advisory agreement.

Because of this services arrangement with Madison, Madison is responsible for paying all of the Funds’ fees and expenses, other than (i) fees related to the Funds’ portfolio holdings (such as brokerage commissions, interest on loans, etc.), (ii) acquired fund fees, if any, and (iii) extraordinary or non-recurring fees (such as fees and costs relating to any temporary line of credit the Funds maintain for emergency or extraordinary purposes).  Each Fund is also responsible for payment of the advisory fee to Madison, as discussed above.

Other Service Providers

As noted previously, among other things, Madison arranges for Fund securities to be held in custody by the Funds’ custodian, for the Funds to be audited annually by independent registered public accountants and for the Funds to have a transfer agent and dividend-paying agent.  As noted above, the Funds do not pay any separate fees for the services of these third parties because the cost of these services is included in the Services Fee Madison receives.

Custodian.  U.S. Bank, N.A., 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, is custodian for the cash and securities of the Funds.  In this capacity, US Bank maintains custody of each Fund’s cash and securities, handles its securities settlements and performs transaction processing for cash receipts and disbursements in connection with the purchase and sale of Fund shares.

Independent Registered Public Accounting Firm. Grant Thornton LLP, 175 West Jackson Boulevard, Chicago, Illinois 60604, serves as independent registered public accounting firm to the Funds.

Transfer Agent and Dividend-Paying Agent.  U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, is the Funds’ transfer agent and dividend-paying agent.  USBFS also performs all shareholder servicing agent functions.

PORTFOLIO MANAGERS

Other Accounts Managed

The Funds’ portfolio managers identified in the Prospectuses are set forth below.  As of December 31, 2010 (the end of the Funds’ most recent fiscal year), the portfolio managers were also members of the teams responsible for the following accounts:

Jay Sekelsky – Investors Fund, Balanced Fund and Disciplined Equity Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts1	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	2	$681,672,857	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4,174	$1,321,086,706	0	$0

Dave Halford – Investors Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts1	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	2	$548,616,766	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4,175	$1,384,066,607	0	$0

Marian Quade –Disciplined Equity Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts1	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4,174	$1,321,086,706	0	$0
Rich Eisinger – Mid-Cap Fund and Small/Mid-Cap Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts1	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	2	$480,222,556	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4,174	$1,321,086,706	0	$0

Matt Hayner – Mid-Cap Fund and Small/Mid-Cap Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts1	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	2	$480,222,556	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4,174	$1,321,086,706	0	$0

Paul Lefurgey –Balanced Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts1	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	8	$789,657,977	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9,971	$5,455,685,608	0	$0

Frank Burgess – Madison Institutional Equity Option Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts1	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	4	$305,078,843	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4,174	$1,321,086,706	0	$0

Ray DiBernardo – Madison Institutional Equity Option Fund
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts1	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	4	$305,078,843	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4,174	$1,321,086,706	0	$0
__________________________
1 Numbers are approximate.

Compensation

Madison believes investment professionals should receive compensation for the performance of the firm’s client accounts, their individual effort, and the overall profitability of the firm.  As such, investment professionals receive a base salary, as well as an incentive bonus based on the attainment of certain goals and objectives in the portfolio management process (described below).  The manager also participates in the overall profitability of the firm directly, through an ownership interest in the firm, or indirectly, through a firm-sponsored profit sharing plan.  Madison believes its portfolio managers’ goals are aligned with those of long-term investors, recognizing client goals to outperform over the long-term, rather than focused on short-term performance contests.

With regard to incentive compensation, the incentive pools are calculated based on revenue from each investment strategy.  Managers are rewarded for performance relative to their benchmark(s) over both one and three year periods.  Incentive compensation earned is paid out over a three year period, so that if a portfolio manager leaves the employ of Madison, he or she forfeits a percentage of his or her incentive compensation.  The purpose of this structured payout is to aid in the retention of investment personnel.  With the exception of Mr. Burgess, all investment professionals are eligible to participate in the incentive compensation pool.  All incentive compensation must be approved by the firm’s compensation committee.

The incentive compensation pool shared by the members of the firm’s equity management team (all portfolio managers listed above except Messrs. Burgess and Lefurgey) is based on the performance of the firm’s various equity composites (or some combination of such composites and the relevant mutual fund(s)) measured against the appropriate index benchmarks.  All firm equity accounts, including mutual funds, regardless of whether they are included in such composites, are managed with the same general investment philosophy, approach and applicable allocations, quality and other portfolio characteristics.

The incentive compensation pool shared by the members of the firm’s fixed-income management team (Mr. Lefurgey) is based on the performance of the firm’s various fixed-income composites measured against the appropriate index benchmarks.  All firm fixed income accounts, including mutual funds, regardless of whether they are included in such composites, are managed with the same general investment philosophy, approach and applicable allocations regarding duration, spreads and other fixed-income characteristics.  Incentive compensation is not earned for performance below 0.25% of an applicable benchmark and the compensation pool is generally fully paid for performance exceeding 0.75% of an applicable benchmark.

There is no difference in terms of the way the firm compensates portfolio managers for managing a mutual fund or a private client account (or any other type of account for that matter).  Instead, compensation is based on the entire employment relationship, not based on the performance of any single account or type of account.

Material Conflicts of Interest

Potential conflicts of interest may arise because Madison engages in portfolio management activities for clients other than the Funds.  However, Madison has adopted a variety of portfolio security aggregation and allocation policies which are designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients.

Ownership of Securities

As of December 31, 2010, the portfolio managers owned of record or beneficially shares of the Funds as follows:

Name of Portfolio Manager	Equity Trust Fund Owned	Range of Ownership Interest1
Jay Sekelsky	Investors Fund	Over $1 million
	Mid-Cap Fund	$100,001 - $500,000
	Disciplined Equity Fund	$50,001 - $100,000
	Small/Mid-Cap Fund	$100,001 – $500,000
Dave Halford	N/A	N/A
Marian Quade	Mid-Cap Fund	$10,001 - $50,000
	Disciplined Equity Fund	$10,001 - $50,000
Richard Eisinger	Investors Fund	$1 - $10,001
	Mid-Cap Fund	$100,001 - $500,000
Matt Hayner	Investors Fund	$50,001 - $100,000
	Mid-Cap Fund	$50,001 - $100,000
Paul Lefurgey	Investors Fund	$10,001- $50,000
	Disciplined Equity Fund	$10,001 - $50,000
Frank Burgess	Mid-Cap Fund	Over $1 million
	Investors Fund	$100,001 - $500,000
	Disciplined Equity Fund	Over $1 million
	Madison Institutional Equity Fund	$500,001 - $1 million
Ray DiBernardo	N/A	N/A
1 Dollar ranges are as follows:  none; $1–$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; and over $1 million.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Madison makes all decisions regarding the purchase and sale of securities and executing of these transactions. This includes selecting market, broker or dealer and negotiating commissions. Madison’s decisions are subject to review by the Board of Trustees.

In general, Madison seeks to obtain prompt and reliable execution of orders at the most favorable prices or yields when purchasing and selling securities for the Funds’ portfolios. In determining the best price and execution, Madison may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with Madison and any statistical, research or other services the dealer provides to Madison, including payment for Madison’s use of electronic research services. This may include research provided by third parties that is paid for by so-called “soft dollars” earned as a result of Fund brokerage transactions (to the extent permitted by law or regulation). Such research and statistical information regarding securities may be used by Madison for the benefit of all clients of Madison (not just the Funds). Therefore, the Funds may not be Madison’s only client that benefits from Madison’s receipt of research and brokerage from the brokers and dealers the Funds use for their trading needs. However, as a policy matter, Madison will not pay higher commissions to any particular broker that provides us soft dollar brokerage or research benefits than it would pay to any other full-service institutional broker that did not provide such benefits. Madison considers brokerage and research benefits earned through soft dollars in determining whether it is obtaining best execution of securities transactions for the Funds. In the event that any non-price factors are taken into account and the execution price paid is increased, it would only be in reasonable relation to the benefit of such non-price factors to the Funds, as Madison determines in good faith.

What is the “research” that is paid for with soft dollars? Research refers to services and/or products provided by a broker, the primary use of which must directly assist Madison in its “investment decision-making process” and not in the management of the firm. The term “investment decision-making process” refers to the quantitative and qualitative processes and related tools Madison uses in rendering investment advice to the Funds and its other clients, including financial analysis, trading and risk analysis, securities selection, broker selection, asset allocation, and suitability analysis.  Research may be proprietary or third party. Proprietary research is provided directly from a broker (for example, research provided by broker analysts and employees about a specific security or industry or region, etc.). Third party research is provided by the payment by a broker, in full or in part, for research services provided by third parties. Both types of research may involve electronically and facsimile provided research and electronic portfolio management services and computer software supporting such research and services. Typical third party research providers include, by way of example, First Call Notes, Bloomberg, Research Direct, First Call Earnings Per Share Estimates, Baseline, Bondedge, ISI, Bank Credit Analysis, S&P Creditweek, and Global Sector Review.  For example, a tool that helps Madison decide what might happen to the price of a particular security following a specific change in interest rates is considered research because it affects Madison’s decision-making process regarding that security.

Madison may receive from brokers products or services which are used by Madison both for research and for administrative, marketing or other non-research purposes. In such instances, Madison makes a good faith effort to determine the relative proportion of its use of such product/service that is for research. Only that portion of the research aspect of the cost of obtaining such product/service may be paid for using soft dollars. Madison pays the remaining portion of the cost of obtaining the product or service in cash from its own resources.

Although Madison believes that all clients of the firm and its affiliates, including the Funds, benefit from the research received by Madison from brokers, Madison may not necessarily use such research or brokerage services in connection with the accounts that paid commissions to or otherwise traded with the brokers providing such research or services in any given period.

Brokers or dealers who execute portfolio transactions for the Funds may also sell Fund shares; however, any such sales will not be either a qualifying or disqualifying factor in selecting brokers or dealers. Such activity is not considered when making portfolio brokerage decisions.

In addition to transactions on which Madison pays commissions, Madison may also engage in portfolio transactions directly with a dealer acting as a principal. As a result, the transaction will not involve payment of commissions. However, any purchases from an underwriter or selling group could involve payments of fees and concessions to the underwriting or selling group.  Moreover, in some situations, Madison may execute a transaction with one broker and settle the transaction with another broker. This use of “step-outs” allows Madison to decouple – to some extent – execution services from research services. In other words, Madison may execute a transaction with an “execution” broker and step-out the transaction – and related commissions – to a broker who provides research services to book and settle the transaction.

In its efforts to achieve best execution of portfolio transactions, Madison may trade securities by utilizing electronic marketplaces or trading platforms. Some of these electronic systems may impose additional service fees or commissions. The applicable Fund may pay these fees directly to the provider of the service or these fees may be included in the execution price of a security. It is Madison’s intention is that it will only use such systems and incur such fees if it believes that doing so helps it to achieve the best execution of the applicable transaction, taking into account all relevant factors under the circumstances. For example, Madison will consider the speed of the transaction, the price of the security, the research it receives (in equity transactions effected in this manner), its ability to block the transaction and other factors discussed in this section.

For the three fiscal years ended December 31, 2010, the Funds paid aggregate brokerage commissions as follows (rounded to the nearest thousand):

Fund	2010	2009	2008
Investors Fund	$ 24,000	$ 39,000	$ 54,000
Mid-Cap Fund	135,000	153,000	233,000
Small/Mid-Cap Fund1	2,000	3,000	N/A
Balanced Fund	5,000	9,000	9,000
Disciplined Equity Fund	74,000	18,000	5,000
MADOX	6,000	6,000	19,000
1 The Fund commenced operations on January 1, 2009.

During the fiscal year ended December 31, 2010, the Trust paid $210,506 in brokerage commissions to firms for providing research services involving approximately $195,155,957 of transactions.  The provision of third party research services was not necessarily a factor in the placement of all of this business with such firms; however, as a general matter, trades may be placed on behalf of the Funds with firms that provide research, subject to seeking to achieve best execution and compliance with applicable laws and regulations.

During the fiscal year ended December 31, 2010, the Trust did not acquire securities of any of its regular broker-dealers or their parent entities.

CAPITAL STOCK AND OTHER SECURITIES

Summary

Under the terms of the Funds’ Declaration of Trust, the Board of Trustees may issue an unlimited number of whole and fractional shares of beneficial interest without par value for each series of shares they have authorized. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Under Massachusetts law, the shareholders, under certain circumstances, may be held personally liable for the Funds’ obligations. The Declaration of Trust, however, provides indemnification out of Fund property of any shareholder held personally liable for obligations of the Funds.

Shares and Classes of Shares

The Funds are currently the Trust’s only series of shares authorized for sale by the Board of Trustees. Each share has one vote and fractional shares have fractional votes. Except as otherwise required by applicable regulations, any matter submitted to a shareholder vote will be voted upon by all shareholders without regard to series or class. For matters where the interests of separate series or classes are not identical, the question will be voted on separately by each affected series or class.

The Trustees may authorize at any time creating additional series of shares. The proceeds of the new series would be invested in separate, independently managed portfolios. The Trustees may also authorize additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances). These classes can have such preferences, privileges, limitations, and voting and dividend rights as the Trustees may determine.

All money received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class (but classes may represent proportionate undivided interests in a series), and would be subject to its own related liabilities.

Share Splits and Liquidation Rights

The Board of Trustees may divide or combine Fund shares into a greater or lesser number of shares as long as the action will not change an existing shareholder’s proportionate interest in the Fund. Any assets, income and expenses of the Trust that Madison cannot readily identify as belonging to a particular series will be allocated by or under the direction of the Board of Trustees as it deems fair and equitable. Upon any liquidation of the Trust or any of its Funds, shareholders would be entitled to share pro-rata in the liquidation proceeds available for distribution.

Shareholder Meetings

Because there is no requirement for annual elections of Trustees, the Funds do not anticipate having regular annual shareholder meetings. Shareholder meetings will be called as necessary to consider questions requiring a shareholder vote. The selection of the Funds’ independent accountants will be submitted to a ratification vote by the shareholders at any meetings held by the Funds.

Any change in the terms of the Declaration of Trust (except for immaterial changes like a name change), in the investment advisory agreements (except for reductions of the investment advisory fee) or in the fundamental investment limitations of a Fund must be approved by a majority of the shareholders before it can become effective.

Shareholder inquiries can be made to the offices of the Funds at the address on the cover of this SAI.

Voting Rights

The voting rights of shareholders are not cumulative. As a result, holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

A “majority” is constituted by either 50% of all shares of the Trust or 67% of the shares voted at an annual meeting or special meeting of shareholders at which at least 50% of the shares are present or represented by proxy.

The Declaration of Trust provides that two-thirds of the holders of record of the Trust’s shares may remove a Trustee from office by votes cast in person or by proxy at a meeting called for the purpose. A Trustee may also be removed from office provided two-thirds of the holders of record of the Trust’s shares file declarations in writing with the Funds’ custodian. The Trustees are required to promptly call a meeting of shareholders for the purpose of voting on removal of a Trustee if requested to do so in writing by the record holders of at least 10% of the Trust’s outstanding shares.

Ten or more persons who have been shareholders for at least six months and who hold shares with a total value of at least $25,000 (or 1% of the Trust’s net assets, if less) may require the Trust to assist a shareholder solicitation with the purpose of calling a shareholder meeting. Such assistance could include providing a shareholder mailing list or an estimate of the number of shareholders and approximate cost of the shareholder mailing. In the latter case, unless the SEC determines otherwise, the shareholders desiring the solicitation may require the Trustees to undertake the mailing if those shareholders provide the materials to be mailed and assume the cost of the mailing.

Shareholder Liability

Under Massachusetts law, the shareholders of an entity such as the Trust may, under certain circumstances, be held personally liable for its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment against a shareholder under such a claim. The risk of a shareholder incurring financial loss as a result of being a shareholder is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Liability of Trustees and Others

The Declaration of Trust provides that the officers and Trustees of the Trust will not be liable for any neglect, wrongdoing, errors of judgment, or mistakes of fact or law. However, they are not protected from liability arising out of willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties to the Trust. Similar protection is provided to Madison under the terms of the investment advisory and services agreements. In addition, protection from personal liability for the obligations of the Trust itself, similar to that provided to shareholders, is provided to all Trustees, officers, employees and agents of the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

In addition to the Prospectuses, “Madison Mosaic’s Guide to Doing Business” (the “Guide”) describes the basic procedures for investing in the Funds.  The Guide for the Core Funds is a separate document incorporated by reference into the Prospectus for those Funds, while the Guide for the Madison Institutional Equity Option Fund is included in that Fund’s Prospectus. The following information concerning other investment procedures is presented to supplement the information contained in the Guide.

Offering Price

The net asset value (“NAV”) of each Fund is calculated every day the New York Stock Exchange is open for trading. NAV is not calculated on New Year’s Day, the observance of Martin Luther King, Jr.’s Birthday, Presidents Day, Good Friday, the observance of Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, and on other days the New York Stock Exchange is closed for trading. The NAV calculation for each Fund is made at the close of regular trading on the New York Stock Exchange.

NAV is determined by adding the value of all securities and other assets of a Fund, subtracting its liabilities and dividing the result by the total number of outstanding shares of that Fund. Since the Trust does not charge a “sales load,” its shares are offered and redeemed at NAV.

The Funds’ securities are valued in a number of ways. If current market quotations are readily available for a security, Madison values the security at the applicable market’s official closing price or, if none, at the mean between its bid and asked prices. For securities for which current market quotations are not readily available, Madison values them at their fair market value as determined in good faith by the Board of Trustees. Madison values securities having a remaining effective maturity of 60 days or less at amortized cost, which approximates market value.

If Madison writes call options for a Fund, the premium received is reflected on the Trust’s books as a cash asset offset by a deferred credit liability, so the premium has no impact on net asset value at that time. The deferred credit amount is then marked to the market value of the outstanding option contract daily. If the option contract is exercised, the Trust reflects a sale of the appropriate securities (which may be either the underlying portfolio securities or corresponding securities purchased in the open market to deliver against the option contract) at a price equal to the option strike price plus the option premium received. The deferred credit liability is then extinguished. If the option expires without being exercised (or if it is offset by a closing purchase transaction), then the Trust recognizes the deferred credit as a gain (reduced by the cost of any closing purchase transaction).

The Board of Trustees authorized using independent pricing services to obtain daily securities prices when required.

Shares in all Funds are priced by rounding to the nearest penny. NAV of shares in each Fund is expected to fluctuate daily, and Madison will make no attempt to stabilize the value of these shares.

Madison’s pricing committee is responsible for reviewing the accuracy of the Funds’ daily NAV determinations.  It reports to the Board of Trustees at least quarterly and makes any recommendations for pricing of Fund securities in the event pricing cannot be determined in accordance with established written pricing procedures approved by the Board.  Currently, the pricing committee members are Katherine Frank, Paul Lefurgey, Greg Hoppe and Jay Sekelsky (see “Management of the Fund—Trustees and Officers” for more information regarding these individuals) and David Halford (Vice President of Madison) and Christopher Berberet (Managing Director of Madison).

Shareholder Service Policies

The Funds’ policies concerning shareholder services are subject to change from time to time. In the event of a material change, shareholders will receive an updated Guide.

Minimum Initial Investment and Minimum Balance

The Funds reserve the right to change the minimum account size below which an account is subject to a monthly service charge or to involuntary closing.  The Funds may also change the minimum amount for subsequent investments by 30 days’ written notice.  The notice may be provided in the Funds’ quarterly shareholder newsletter. The Funds may waive minimums and certain fees for accounts of employees, officers or Trustees of the Funds and/or Madison, or for accounts opened through certain institutional relationships.

Special Service Charges

 The Funds may, after 30 days’ written notice, impose special service charges for services that are not regularly afforded to shareholders.  These special charges may include, but are not limited to, fees for excessive exchange activity or unusual historical account research and copying requests.  The Funds’ standard service charges are also subject to adjustment from time to time.

Share Certificates

The Funds will not issue share certificates.

Crediting of Investments

The Funds reserve the right to reject any investment for Fund shares for any reason and may, at any time, suspend all new investment in a Fund.  The Funds may also decline to recognize an investment by monies wired for credit until such monies are actually received by the Funds.  This is because the Funds may be responsible for any losses resulting from changes in a Fund’s net asset value that happen because the Funds failed to receive monies from a shareholder to whom recognition for investment was given in advance of receipt of payment.

If shares are purchased by wire and the wire is not received or if shares are purchased by a check that, after deposit, is returned unpaid or proves uncollectible, then the share purchase may be canceled immediately.  The shareholder that gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the Funds, Madison or the Distributor.

The Funds generally do not accept third party checks, credit card checks, or money orders for the purchase of Fund shares.  In addition, the Funds will not accept checks drawn on foreign banks, nor will the Funds accept cashier’s checks for amounts less than $10,000.

Purchase Orders from Brokers

The Funds have authorized one or more brokers to accept purchase and redemption orders of Fund shares. Such brokers are authorized to delegate other intermediaries to accept purchase and redemption orders of Fund shares. An order to purchase shares that the Funds receive from a securities broker (or the broker’s delegate, as the case may be) will be considered received in proper form for the net asset value per share determined as of the close of business of the New York Stock Exchange on the day of the order. However, the broker must assure the Funds that it received the order from its customer prior to that time. Procedures established by a broker relating to the receipt, acceptance and communication of orders may require receipt and acceptance of an order by such broker at a time prior to the close of the New York Stock Exchange so that such order may receive the net asset value next calculated by the Trust for its shares.

Shareholders who invest in the Funds through a broker may be charged a commission for handling the transaction. To avoid this fee, a shareholder may deal directly with the Funds anytime.

Redemptions

Redemptions will take place at the NAV for the day the Funds receive the redemption order in proper form.  A redemption request may not be in proper form unless the Funds have a signed account application from the shareholder or the shareholder’s application is submitted with the withdrawal request.

The Funds reserve the right, when such action is deemed necessary to protect the interests of Fund shareholders, to refuse to honor redemption requests made by anyone purporting to act with the authority of another person or on behalf of a corporation or other legal entity. Each such individual must provide a corporate resolution or other appropriate evidence of his or her authority or satisfactory identity. The Funds reserve the right to refuse any third party redemption requests.

Unusual Circumstances Resulting in Suspension of Payments

The Funds will use their best efforts in normal circumstances to handle redemptions timely.  However, one or more Funds may, for any reason, suspend the right of redemption or postpone payment for any shares in the Funds for any period up to seven days.

The Funds’ sole responsibility with regard to redemptions shall be to timely process redemption requests in proper form. Neither the Funds, their affiliates, nor the custodian can accept responsibility for any act or event which has the effect of delaying or preventing timely transfers of payment to or from shareholders.

Payment for shares in a Fund may be suspended or delayed for more than seven days only in limited circumstances.  These occur (1) during any period when the New York Stock Exchange is closed, other than customary weekend and holiday closings; (2) when trading on such Exchange is restricted, as determined by the SEC; or (3) during any period when the SEC has, by order, permitted such suspension.

Final Payments on Closed Accounts

The redemption payment a shareholder receives when he or she closes an account will normally have all accrued dividends included.  However, when an account is closed, the Funds may make payment by check of any final dividends declared but not yet paid to the date of the redemption that closed the account.  The payment may be made on the same day such dividends are paid to other shareholders, rather than at the time the account is closed.

Payments in Kind

If, in the opinion of the Board of Trustees, extraordinary conditions exist which make cash payments undesirable, payments for any shares redeemed may be made in whole or in part in securities and other property of the Funds.  However, the Funds elected, pursuant to Rule 18f-1 under the 1940 Act, to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder’s redemptions in any 90-day period do not exceed the lesser of 1% of the aggregate net assets of the Funds or $250,000.

Any property of the Funds distributed to shareholders will be valued at fair value.  In disposing of any such property received from the Funds, a shareholder might incur commission costs or other transaction costs.  There is no assurance that a shareholder attempting to dispose of any such property would actually receive the full NAV for it. Except as described herein, however, the Funds intend to pay for all share redemptions in cash.

Address Changes and Lost Shareholder Accounts

It is a shareholder’s obligation to inform the Funds of address changes.

The Funds will exercise reasonable care to ascertain a shareholder’s correct address if the shareholder becomes “lost” according to the Funds’ records.  The Funds will conduct two database searches for any such shareholders and use at least one information database service.  The search will be conducted at no cost to the shareholder.  The Funds will not, however, perform such searches if the shareholder’s account is less than $25, the shareholder is not a natural person or the Funds receive documentation that the shareholder is deceased.  If the Funds cannot locate the shareholder after such procedures, the account may be escheated to the state of the shareholder’s last residence as shown in the Funds’ records.

No interest will accrue on amounts represented by uncashed distribution or redemption checks, although the Funds reserve the right to reinvest any dividend check that remains outstanding longer than six months.

Dividend Payments

Dividends are paid to shareholders at the time they are determined.  For all Funds, dividends are paid in the form of additional shares credited to a shareholder’s account at the end of each calendar month (or normally when the account is closed, if sooner), unless the shareholder makes a written election to receive dividends in cash.

Substantially all of each Fund’s accumulated net income is declared as dividends each business day. Each Fund calculates its accumulated net income just prior to calculating its net asset value. The amount of such net income reflects interest income (plus any original discount earned less premium amortized) and expenses accrued by the Fund since the previously declared dividend.

Realized capital gains and losses and unrealized appreciation and depreciation are reflected as changes in NAV per share of each Fund.  Premium on securities purchased is amortized daily as a charge against income.

Shareholders will receive notice of payment of dividends quarterly.  For tax purposes, shareholders will also receive an annual summary of dividends paid by the Funds and the extent to which they constitute capital gains dividends.  If a shareholder purchases shares as of a particular NAV determination (i.e., the close of regular trading on the New York Stock Exchange) on a given day, he or she will not be considered a shareholder of record for the dividend declaration made that day.  If a shareholder withdraws as of such determination, he or she will be considered a shareholder of record with respect to the shares withdrawn.  A “business day” will be any day the New York Stock Exchange is open for trading.

TAXATION OF THE TRUST

Federal Income Tax Requirements

To qualify as a “regulated investment company” and avoid Fund-level federal income tax under the Code, each Fund must, among other things, distribute its net income and net capital gains in the fiscal year in which it is earned. The Code also requires each Fund to distribute at least 98% of undistributed net income for the calendar year and capital gains determined as of October 31 each year before the calendar year-end in order to avoid a 4% excise tax. The Funds intend to distribute all taxable income to the extent it is realized to avoid federal excise taxes.

To qualify as a regulated investment company under the Code, each Fund must also derive at least 90% of its gross income from dividends, interest, gains from the sale or disposition of securities and certain other types of income.  Should any Fund fail to qualify as a “regulated investment company” under the Code, it would be taxed as a corporation with no allowable deduction for distributing dividends.

Capital Loss Carryforward.  As of December 31, 2010, the following funds had capital loss “carryforwards” as indicated below.  To the extent provided in the Code and regulations thereunder, a fund may carry forward such capital losses to offset realized capital gains in future years.

	Carryover Expiring in:
Fund	2012	2013	2014	2015	2016	2017	2018
Investors Fund	-	-	-	-	$1,512,847	$4,195,302	-
Mid-Cap Fund	-	-	-	-	-	6,383,760	-
Balanced Fund	-	-	-	-	-	348,574	-
MADOX	-	-	-	-	-	1,125,781	$2,144,578

Tax Consequences to Shareholders

Shareholders of a Fund will be subject to federal income tax on any ordinary net income and net capital gains realized by the Fund and distributed to them as regular or capital gains dividends. It does not matter whether the dividend is distributed in cash or in the form of additional shares. Generally, dividends declared by the Funds during October,

November or December of any calendar year and paid to shareholders before February 1 of the following year will be treated for tax purposes as received in the year the dividend was declared.

Wash Sales

If a shareholder receives dividends on shares held for less than six months, any loss on the sale or exchange of such shares will be disallowed up to the value of such dividends.

Dividends Received Deduction

Since, under normal market conditions, the majority of the assets of each of the Investors, Mid-Cap and Small/Mid-Cap Funds’ assets will be invested in equity securities, some of which may pay eligible dividends, a substantial portion of the regular dividends paid by each of these Funds is expected to be eligible for the dividends received deduction for corporate shareholders (70% of dividends received). A percentage of the dividends paid by the Balanced, Disciplined Equity and Madison Institutional Equity Option Funds may also be eligible for this deduction.

28% Withholding

A shareholder may be subject to a 28% withholding requirement on transactions with the Funds if he or she (1) fails to comply with the interest and dividends “back-up” withholding provisions of the Code (by accurately filing Form W-9 or its equivalent, when required); or (2) fails to properly report dividend or interest income, as determined by the Internal Revenue Service.

Personal Holding Company

The Funds reserve the right to involuntarily redeem shares if ownership of Fund shares has or may become concentrated as to make a Fund a personal holding company under the Code.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on the Funds or their shareholders.  There may be other federal, state or local tax considerations applicable to the Funds or their shareholders.  Shareholders are urged to consult their own tax advisors.

FINANCIAL STATEMENTS

Audited financial statements for the Funds, together with the report of Grant Thornton LLP, independent registered public accounting firm, for the fiscal year ended December 31, 2010, appear in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2010 which is incorporated herein by reference.  Copies of the Annual Report may be obtained free of charge by writing to the Funds at 550 Science Drive, Madison, Wisconsin 53711, or by calling 1-800-368-3195.

Appendix A
MADISON INVESTMENT HOLDINGS, INC.
MADISON INVESTMENT ADVISORS, LLC
MADISON ASSET MANAGEMENT, LLC

PROXY VOTING POLICIES AND PROCEDURES

Madison’s policies regarding voting the proxies of securities held in client accounts depend on the nature of its relationship to the client. When Madison is an ERISA fiduciary of an account, there are additional considerations and procedures than for all other (regular) accounts. In all cases, when Madison votes client proxies, it must do so in the client’s best interests as described below by these policies.

Regular Accounts
Madison does not assume the role of an active shareholder when managing client accounts. If Madison is dissatisfied with the performance of a particular company, it will generally reduce or terminate the fund’s position in the company rather than attempt to force management changes through shareholder activism.

Making the Initial Decision on How to Vote the Proxy
As stated above, Madison’s goal and intent is to vote all proxies in the client’s best interests. For practical purposes, unless Madison makes an affirmative decision to the contrary, when it votes a proxy as the board of directors of a company recommends, it means Madison agrees with the board that voting in such manner is in the interests of its clients as shareholders of the company for the reasons stated by the board. However, if Madison believes that voting as the board of directors recommends would not be in a client’s best interests, then Madison must vote against the board’s recommendation.

As a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet or through a proxy voting service), unless Madison is not authorized to vote proxies. When the client has reserved the right to vote proxies in his/her/its account, Madison must make arrangements for proxies to be delivered directly to such client from its custodian and, to the extent any such proxies are received by Madison inadvertently, promptly forward them to the client.

Documenting Madison’s Decisions
In cases where a proxy will NOT be voted or, as described below, voted against the board of directors recommendation, Madison’s policy is to make a notation to the file containing the records for such security (e.g., Corporation X research file, because Madison may receive numerous proxies for the same company and it is impractical to keep such records in the file of each individual client) explaining Madison’s action or inaction, as the case may be.

Alternatively, or in addition to such notation, Madison may include a copy of the rationale for such decision in the appropriate equity correspondence file.

Why would voting as the board recommends NOT be in the client’s best interests?
Portfolio management must, at a minimum, consider the following questions before voting any proxy:

1. Is the board of directors recommending an action that could dilute or otherwise diminish the value of the client’s position? (This question is more complex than it looks: Madison must consider the time frames involved for both the client and the issuer. For example, if the board of directors is recommending an action that might initially cause the position to lose value but will increase the value of the position in the long-term, Madison would vote as the board recommended for if Madison is holding the security for clients as a long-term investment. However, if the investment is close to Madison’s valuation limits and Madison is anticipating eliminating the position in the short-term, then it would be in its clients’ best interests to vote against management’s recommendation.)

2. If so, would Madison be unable to liquidate the affected securities without incurring a loss that would not otherwise have been recognized absent management’s proposal?

3. Is the board of directors recommending an action that could cause the securities held to lose value, rights or privileges and there are no comparable replacement investments readily available on the market? (For example, a company can be uniquely positioned in the market because of its valuation compared with otherwise comparable securities such that it would not be readily replaceable if Madison were to liquidate the position. In such a situation, Madison might vote against management’s recommendation if Madison believe a “No” vote could help prevent future share price depreciation resulting from management’s proposal or if Madison believe the value of the investment will appreciate if management’s proposal fails. A typical recent example of this type of decision is the case of a board recommendation not to expense stock options, where Madison would vote against management’s recommendation because Madison believes expensing such options will do more to enhance shareholder value going forward.)

4. Would accepting the board of directors recommendation cause Madison to violate its client’s investment guidelines? (For example, a board may recommend merging the company into one that is not permitted by client investment guidelines, e.g. a tobacco product company, a foreign security that is not traded on any U.S. exchange or in U.S. dollars, etc., restrictions often found in client investment guidelines. This would be an unusual situation and it is possible Madison would, nevertheless, vote in favor of a board’s recommendation in anticipation of selling the investment prior to the date any vote would effectively change the nature of the investment as described. Moreover, this does not mean Madison will consider any client-provided proxy voting guidelines. Madison’s policy is that client investment guidelines may not include proxy voting guidelines if Madison will vote account proxies. Rather, Madison will only vote client proxies in accordance with these guidelines. Clients who wish their account proxies to be voted in accordance with their own proxy voting guidelines must retain proxy voting authority for themselves.)

Essentially, Madison must “second guess” the board of directors to determine if their recommendation is in the best interests of its clients, regardless of whether the board thinks its recommendation is in the best interests of shareholders in general. The above questions should apply no matter the type of action subject to the proxy. For example, changes in corporate governance structures, adoption or amendments to compensation plans (including stock options) and matters involving social issues or corporate responsibility should all be reviewed in the context of how it will affect Madison’s clients’ investment.

In making its decisions, to the extent Madison relies on any analysis outside of the information contained in the proxy statements, Madison must retain a record of such information in the same manner as other books and records (two years in the office, five years in an easily accessible place). Also, if a proxy statement is NOT available on the SEC’s EDGAR database, Madison must keep a copy of the proxy statement.

Addressing Conflicts of Interest
Although it is not likely, in the event there is a conflict of interest between Madison and its client in connection with a material proxy vote (for example, (1) the issuer or an affiliate of the issuer is also a client or is actively being sought as a client or (2) Madison has a significant business relationship with the issuer such that voting in a particular manner could jeopardize this client and/or business relationship), Madison’s policy is to alert affected client(s) of the conflict before voting and indicate the manner in which Madison will vote. In such circumstances, Madison’s client(s) may instruct it to vote in a different manner. In any case, Madison must obtain client consent to vote the proxy when faced with a conflict of interest. If the conflict involves a security held by a mutual fund Madison manages, then Madison must present the material conflict to the board of the applicable fund for consent or direction to vote the proxies. If the conflict involves a security held by wrap accounts, then Madison may present the conflict to the wrap sponsor, as its agent, to obtain wrap client consent or direction to vote the proxies. Note that no conflict generally exists for routine proxy matters such as approval of the independent auditor (unless, of course, the auditor in question is a client, Madison is seeking the auditor as a client or Madison has a significant business relationship with the auditor), electing an uncontested board of directors, etc.

In the event it is impractical to obtain client consent to vote a proxy when faced with a conflict of interest, or at the request of the applicable fund board, Madison will employ the services of an independent third party “proxy services firm” to make the proxy voting decision in accordance with Rule 206(4)-6 under the Investment Advisors Act of 1940, as amended.

Once any member of the relevant portfolio management team determines that it would be in Madison’s clients’ best interests to vote AGAINST management recommendations (or, for Madison Scottsdale and Concord Asset Management, any particular portfolio manager makes such determination), then the decision should be brought to the attention of the Investment Committee, or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person), to ratify the decision to stray from Madison’s general policy of voting with management. Such ratification need not be in writing.

The Investment Committee or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person) shall monitor potential conflicts of interest between Madison and clients that would affect the manner by which Madison votes a proxy. Madison maintains a “conflicted list” for proxy voting purposes.

As of January 1, 2004, Jay Sekelsky represents the Investment Committee subcommittee described above.

Voting Proxies of Securities No Longer Owned
We may be entitled to vote a proxy because a security was held in a client portfolio on the record date but have subsequently sold the security from the client’s account prior to the meeting date to which the proxy relates.  In such situations, our vote has no economic value to the client who is not a shareholder of the company soliciting the proxy vote.  Therefore, our policy is to vote proxies of securities no longer owned in accordance with management recommendation or, if practical, not vote them at all.

Special Considerations for MEMBERS Mutual Funds and Ultra Series Fund
The proxy voting policy and procedures of MEMBERS Mutual Funds and the Ultra Series Fund, (the “Trusts”), reflect the policies and procedures of the Trust’s investment advisor, Madison Asset Management, LLC (“Madison”) and are incorporated into the Madison Investment Holdings, Inc. written compliance and procedures manual.  In addition, the Trusts’ policies incorporate the proxy voting policies and procedures of Madison’s current subadvisers: Shenkman Capital Management, Inc., Lazard Asset Management LLC, Wellington Management Company, LLP, Paradigm Asset Management Company, LLC and Mondrian Investment Partners Limited.

With respect to the proxy voting function relative to the Trusts, each Trust’s Board of Trustees has delegated this function to Madison. In general, with respect to proxies to be voted on behalf of the Trusts’ sub-advised funds, or portions of such funds, Madison currently intends to delegate its voting responsibilities hereunder, such that that the respective subadvisers of such funds, or portions of such funds, will vote such proxies in accordance with their own proxy voting policies and procedures. Notwithstanding the foregoing, Madison reserves the right at any time to reassume the responsibility of voting proxies relative to one or more of the sub-advised portfolios of the Trusts. Madison currently intends to monitor, by requesting periodic certifications from each of the subadvisers, the voting of each of the subadvisers to confirm consistency with each such subadviser’s proxy voting policies and procedures and to seek assurance that conflicts of interest have been adequately monitored and resolved. Madison will use reasonable efforts to ensure that each Trust’s Board of Trustees is timely notified of any material changes to the proxy voting policies and procedures of each of the subadvisers as the relevant subadvisers have specifically brought to the attention of Madison, if, in Madison’s judgment, such notification is necessary for the Board’s fulfillment of its responsibilities hereunder.

Madison recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more subadvisers (e.g., when more than one fund, or two managed portions of the same fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant proxy voting policies will result in proxies being voted inconsistently. It is Madison’s position that such circumstances will not be deemed to suggest improper action on the part of any subadviser, and that neither Madison nor the Trusts will be required to take any action with respect to such instances, in the absence of other compelling factors that would necessitate such action.

ERISA Fiduciary Accounts
As a general rule, an ERISA plan Trustee is required to vote proxies. However, the fiduciary act of managing plan assets includes the responsibility to vote proxies on plan-owned stock when the named fiduciary has delegated management responsibility to an investment manager. Therefore, unless another named fiduciary (Trustee, another investment manager, consultant, plan administrator, employer, etc.) for any ERISA client expressly reserves the right to vote proxies, Madison is required to do so. In most cases, the plan document will specify who is required to vote proxies.

It is important that Madison’s investment management agreement (or the ERISA client’s plan document) (collectively, the “Contracts”) address the issue of who is responsible for voting proxies.

1. If the Contracts expressly preclude Madison from voting proxies, then the Trustee must vote proxies attributable to its ERISA client’s accounts.
2. On the other hand, if the Contracts are silent or simply state that Madison “may” vote proxies, then it is its fiduciary duty to affirmatively vote under ERISA.

ERISA requires Madison, when it is responsible for voting proxies:
1. To maintain voting records for review by the named fiduciary of the plan; and
2. Ensure that the custodian (or plan Trustee, as the case may be) forwards to Madison all proxies received so that Madison may vote them in a timely manner.

Madison’s general policy is to vote all ERISA plan proxies received in the same manner as Madison vote non-ERISA plan proxies described above. Again, as a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet).

Additional Recordkeeping Rules Related to Proxy Voting
Madison must keep any written documents (including email) Madison prepared that were material to making a decision on how to vote a proxy (or that memorialized the basis for its decision). As noted above, Madison need not keep a copy of the actual proxy statements Madison received if they are available on the SEC’s EDGAR database.

Madison must keep in the applicable client file records of written client requests for proxy voting information. Madison must, of course, also keep a copy in the client file of any of its written responses to clients who asked for such information either in writing or orally.

Madison retained the services of ProxyEdge to maintain the records of the proxy votes Madison cast on behalf of clients. To the extent Madison votes any proxies outside of this service (for example, for logistical purposes, certain Madison Scottsdale proxies may not be maintained by this service), then copies of the voted proxy must be maintained in the applicable client or research file, as the case may be.

Last updated July 28, 2010

PART C
OTHER INFORMATION

Madison Mosaic Equity Trust
Item 23.  Exhibits

See “Exhibit Index.”

Item 24.  Persons Controlled by or Under Common Control With Registrant

None.

Item 25.  Indemnification

The Registrant maintains a Directors and Officers Errors and Omissions Policy that covers the officers and Trustees of the Registrant as well as the officers and directors of the Registrant’s advisor and its affiliates (referred to as an “Insured” or the “Insureds”). The policy does not protect against any liability resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of an Insured's office.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to any provision of the Registrant’s Declaration of Trust, the Registrant and its officers and Trustees have been advised that in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by an Insured in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, subject to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

The investment adviser for the Investors, Mid-Cap, Small/Mid-Cap, Disciplined Equity and Balanced Funds series of the Registrant is Madison Investment Advisors, LLC (“MIA”). The investment adviser for the Madison Institutional Equity Option Fund series of the Registrant is Madison Asset Management, LLC (“MAM”).  MIA is a wholly owned subsidiary of MAM, and Madison Investment Holdings, Inc. (“MIH”) owns 100% of the voting interests of MAM.  MIA and MAM are collectively referred to herein as the “Investment Adviser.” See the section in Part A entitled “Management” for a more complete description.

To the best of Registrant’s knowledge, none of the officers and directors of the Investment Adviser is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years (other than their association with MIH and its affiliates).  See the section in Part B entitled “Management of the Fund – Management Information” for more information regarding the officers and directors of the Investment Adviser.  Also refer to Part I of the Investment Adviser’s Uniform Application for Investment Advisor Registration on Form ADV, as filed with the SEC.

Item 27.  Principal Underwriter

a.
Mosaic Funds Distributor, LLC (“MFD”), a registered broker-dealer, is the principal distributor of Registrant’s shares.  MFD does not act as principal underwriter, distributor, depositor or investment adviser for any investment company other than Registrant, MEMBERS Mutual Funds, the Ultra Series Fund, and Madison Mosaic Government Money Market, Tax-Free and Income Trusts.  The principal business address for MFD is 550 Science Drive, Madison, WI 53711.  MFD is a wholly owned subsidiary of MIH.

b.	The officers and directors of MFD are as follows:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with Registrant
W. Richard Mason(1)	General Securities Principal, Chief Compliance Officer and Financial Operations Principal	Chief Compliance Officer, Corporate Counsel and Assistant Secretary

Pamela M. Krill(2)	General Counsel and Chief Legal Officer	General Counsel, Chief Legal Officer and Assistant Secretary

Elizabeth A. Dettman(2)	Corporate Accountant	None

Lydia R. Kiebzak(2)	Branch Manager	None

Frank E. Burgess(2)	President of Sole Member(3)	Trustee and Vice President

(1) The principal business address of this persons is:  8777 North Gainey Center Drive, Scottsdale, AZ 85258.
(2)   The principal business address of these persons is:  550 Science Drive, Madison, WI 53711.
(3)   Mr. Burgess is the President of MIH, which is the sole member of MFD.

c.	There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

Item 28.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by:

a.	Madison Investment Advisors, LLC
550 Science Drive
Madison, WI 53711

b.	Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711

c.	Mosaic Funds Distributor, LLC
8777 North Gainey Center Drive, Suite 220
Scottsdale, AZ 85258

d.	U.S. Bancorp Fund Services, LLC

615 East Michigan Street
Milwaukee, WI 53202

e.	U.S. Bank, N.A.
1555 North River Center Drive, Suite 302,
Milwaukee, WI 53212

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 29th day of April, 2011.

Madison Mosaic Equity Trust

By:  /s/ Katherine L. Frank
Katherine L. Frank
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/Katherine L. Frank	President (Principal Executive	April 29, 2011
Katherine L. Frank	Officer)

/s/Greg Hoppe	Treasurer (Principal Financial	April 29, 2011
Greg Hoppe	Officer)

*	Trustee	April 29, 2011
Frank E. Burgess

*	Trustee	April 29, 2011
Lorence D. Wheeler

*	Trustee	April 29, 2011
James R. Imhoff, Jr.

*	Trustee	April 29, 2011
Philip E. Blake

*By: /s/ Pamela M. Krill
Pamela M. Krill
*Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

EXHIBIT INDEX
	Exhibit	Incorporated by Reference to	Filed Herewith

(a)	Declaration of Trust, as amended and supplemented to date	Post-Effective Amendment (“PEA”) No. 19 to this Form N-1A Registration Statement filed on July 31, 1997

(b)	By-Laws, as amended and supplemented to date	PEA No. 39 to this Form N-1A Registration Statement filed on March 1, 2010

(c)	Instruments Defining the Rights of Security Holders	Incorporated by reference to the Declaration of Trust

(d.1)	Investment Advisory Agreement with Madison Investment Advisors, LLC (“MIA”) dated November 30, 2010 (all funds except MADOX)		X

(d.2)	Investment Advisory Agreement with Madison Asset Management, LLC (“MAM”) dated March 30, 2006 (MADOX)	PEA No. 30 to this Form N-1A Registration Statement filed on May 1, 2006

(e)	Distribution Agreement with predecessor to Mosaic Funds Distributor, LLC dated July 30, 1998 (as amended to change the name of the distributor October 29, 1998)	PEA No. 21 to this Form N-1A Registration Statement filed on February 26, 1999

(f)	Not Applicable

(g.1)	Custodian Agreement with Firstar Bank, N.A. (predecessor to U.S. Bank, N.A.) dated July 31, 2001	PEA No. 39 to this Form N-1A Registration Statement filed on March 1, 2010

(g.2)	Amendment No. 1 to Custodian Agreement with U.S. Bank, N.A. dated March 1, 2006	PEA No. 30 to this Form N-1A Registration Statement filed on May 1, 2006

(g.3)	Amendment No. 2 to Custodian Agreement with U.S. Bank, N.A. dated March 16, 2007		X

(g.4)	Amendment No .3 to Custodian Agreement with U.S. Bank, N.A. dated September 29, 2009	PEA No. 39 to this Form N-1A Registration Statement filed on March 1, 2010

(h.1.i)	Transfer Agency Agreement with U.S. Bancorp Fund Services, LLC (“USBFS”) dated February 23, 2009	PEA No. 39 to this Form N-1A Registration Statement filed on March 1, 2010

(h.1.ii)	Amendment No. 1 to Transfer Agency Agreement with USBFS dated November 30, 2010		X

(h.2)	Amended and Restated Services Agreement with MIA dated February 17, 2011 (all funds except MADOX)		X

(h.3)	Services Agreement with MAM dated March 30, 2006 (MADOX)	PEA No. 30 to this Form N-1A Registration Statement filed on May 1, 2006

(i)	Opinion and Consent of Sullivan & Worcester LLP dated May 20, 1996	Form 24F-2 filed on May 20, 1996

(j)	Consent of Grant Thornton LLP		X

(k)	Not Applicable

(l)	Not Applicable

(m)	Not Applicable

(n)	Not Applicable

(o)	Reserved

(p)
Madison Investment Holdings, Inc., Madison Investment Advisors, LLC, Madison Asset Management, LLC, Mosaic Funds Distributor, LLC, and Madison Mosaic Equity Trust Code of Ethics effective November 30, 2010
X

(q)	Powers of Attorney for each Trustee of Madison Mosaic Equity Trust	PEA No. 39 to this Form N-1A Registration Statement filed on March 1, 2010

____________________

X  Filed herewith.